UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	September 30, 2012

Date of reporting period:	March 31, 2012

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund Trust

Balanced Portfolio

Balanced Portfolio

Equity Portfolio

Mid Cap Growth Portfolio

Fixed Income Portfolios

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio
(formerly Investment Grade Fixed Income Portfolio)

High Yield Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

Semi-Annual
Report

March 31, 2012

(This Page has been left blank intentionally.)

2012 Semi-Annual Report

March 31, 2012

Table of Contents

Shareholders' Letter	2

Expense Examples	3

Portfolios of Investments

Balanced Portfolio:

Balanced	4

Equity Portfolio:

Mid Cap Growth	16

Fixed Income Portfolios:

Core Fixed Income	19

Core Plus Fixed Income	26

Corporate Bond (formerly Investment Grade Fixed Income)	34

High Yield	41

Limited Duration	44

Long Duration Fixed Income	49

Statements of Assets and Liabilities	54

Statements of Operations	58

Statements of Changes in Net Assets	60

Financial Highlights	65

Notes to Financial Statements	85

U.S. Privacy Policy	95

Trustee and Officer Information	98

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

2012 Semi-Annual Report

March 31, 2012

Shareholders' Letter

Dear Shareholders:

We are pleased to present to you the Morgan Stanley Institutional Fund Trust's (the "Fund") Semi-Annual Report for the six months ended March 31, 2012. Our Fund currently offers 8 portfolios providing investors with asset allocation, domestic equity and fixed-income products. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities and fixed income.

Sincerely,

Arthur Lev
President and Principal Executive Officer

April 2012

2012 Semi-Annual Report

March 31, 2012

Expense Examples (unaudited)

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments, if applicable; and (2) ongoing costs, including management fees, distribution and shareholder servicing fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the hypothetical account values and hypothetical expenses are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Portfolio	Beginning Account Value 10/1/11	Actual Ending Account Value 3/31/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*		Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Balanced Portfolio Class I	$1,000.00	$1,173.20	$1,019.20	$6.30		$5.86	1.16%
Balanced Portfolio Class P	1,000.00	1,171.30	1,017.95	7.65		7.11	1.41
Mid Cap Growth Portfolio Class I	1,000.00	1,215.50	1,021.50	3.88		3.54	0.70
Mid Cap Growth Portfolio Class P	1,000.00	1,213.80	1,020.25	5.26		4.80	0.95
Core Fixed Income Portfolio Class I	1,000.00	1,031.20	1,022.55	2.49		2.48	0.49
Core Fixed Income Portfolio Class P	1,000.00	1,029.70	1,021.30	3.75		3.74	0.74
Core Plus Fixed Income Portfolio Class I	1,000.00	1,045.20	1,022.05	3.02		2.98	0.59
Core Plus Fixed Income Portfolio Class P	1,000.00	1,042.70	1,020.80	4.29		4.24	0.84
Corporate Bond Portfolio Class I	1,000.00	1,040.60	1,021.20	3.88		3.84	0.76
Corporate Bond Portfolio Class P	1,000.00	1,039.80	1,020.45	4.64		4.60	0.91
Corporate Bond Portfolio Class H	1,000.00	1,039.20	1,019.95	5.15		5.10	1.01
Corporate Bond Portfolio Class L	1,000.00	1,038.00	1,018.70	6.42		6.36	1.26
High Yield Portfolio Class I	1,000.00	1,023.00	1,006.18	1.07	+	1.06	0.73
High Yield Portfolio Class P	1,000.00	1,023.00	1,005.82	1.44	+	1.42	0.98
High Yield Portfolio Class H	1,000.00	1,023.00	1,005.82	1.44	+	1.42	0.98
High Yield Portfolio Class L	1,000.00	1,023.00	1,005.46	1.80	+	1.79	1.23
Limited Duration Portfolio Class I	1,000.00	1,019.00	1,022.15	2.88		2.88	0.57
Limited Duration Portfolio Class P	1,000.00	1,017.70	1,020.90	4.14		4.14	0.82
Long Duration Fixed Income Portfolio Class I	1,000.00	1,010.00	1,022.50	2.51		2.53	0.50
Long Duration Fixed Income Portfolio Class P	1,000.00	1,007.90	1,021.25	3.76		3.79	0.75

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

+  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 53/366 (to reflect the actual days in period).

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments

Balanced Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (36.5%)
Agency Adjustable Rate Mortgage (0.1%)
Federal National Mortgage Association,
Conventional Pools:
2.39%, 5/1/35	$59	$63
Agency Fixed Rate Mortgages (9.0%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.00%, 4/25/27 (a)	150	155
Gold Pools:
4.00%, 12/1/41	86	91
4.50%, 6/1/39	504	535
5.00%, 10/1/35	292	315
7.50%, 5/1/35	16	19
Federal National Mortgage Association,
April TBA:
2.50%, 4/25/27 (a)	150	152
Conventional Pools:
4.00%, 11/1/41	65	68
5.00%, 9/1/39 - 5/1/41	315	343
5.50%, 5/1/37 - 8/1/38	390	428
6.00%, 1/1/38	85	94
7.50%, 8/1/37	31	37
Government National Mortgage Association,
April TBA:
3.50%, 4/25/42 (a)	370	386
4.00%, 4/25/42 (a)	825	886
Various Pools:
4.50%, 4/15/39 - 8/15/39	149	163
		3,672
Asset-Backed Securities (0.8%)
FUEL Trust
4.21%, 4/15/16 (b)	200	205
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	50	50
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	83	87
		342
Collateralized Mortgage Obligations — Agency Collateral Series (0.8%)
Federal Home Loan Mortgage Corporation,
2.97%, 10/25/21	90	92
IO
0.68%, 1/25/21 (c)	695	29
IO PAC REMIC
6.23%, 6/15/40 (c)	463	89
Federal National Mortgage Association,
IO REMIC
5.00%, 8/25/37	84	5
6.36%, 9/25/38 (c)	189	40
Government National Mortgage Association,
IO REMIC
6.34%, 6/20/40 (c)	130	23
6.36%, 4/16/41 (c)	310	59
		337

	Face Amount (000)	Value (000)
Commercial Mortgage Backed Securities (0.6%)
Citigroup Commercial Mortgage Trust (See Note G-2)
6.07%, 12/10/49 (c)	$50	$58
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46	70	76
4.39%, 7/15/46 (b)	100	109
		243
Corporate Bonds (8.0%)
Finance (3.6%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	55	56
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (b)	100	101
Bank of America Corp.
5.63%, 7/1/20	15	16
BNP Paribas SA
5.00%, 1/15/21	40	40
Brandywine Operating Partnership LP
4.95%, 4/15/18	50	51
Cigna Corp.
2.75%, 11/15/16	50	51
Citigroup, Inc. (See Note G-2),
6.13%, 5/15/18	100	112
8.50%, 5/22/19	5	6
CNA Financial Corp.
5.75%, 8/15/21	45	48
Coventry Health Care, Inc.
5.45%, 6/15/21	35	38
General Electric Capital Corp.
5.88%, 1/14/38	50	55
Genworth Financial, Inc.
7.20%, 2/15/21	30	31
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	80	82
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	25	27
HSBC Holdings PLC
4.00%, 3/30/22	45	45
JPMorgan Chase & Co.,
3.15%, 7/5/16	60	62
4.95%, 3/25/20	25	27
Lloyds TSB Bank PLC
5.80%, 1/13/20 (b)	100	103
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	25	25
Macquarie Group Ltd.
6.00%, 1/14/20 (b)	25	25
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	40	44

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
MetLife, Inc.
7.72%, 2/15/19	$20	$25
Nationwide Financial Services
5.38%, 3/25/21 (b)	25	26
Pacific LifeCorp
6.00%, 2/10/20 (b)	25	27
Prudential Financial, Inc.
7.38%, 6/15/19	50	62
Santander Holdings USA, Inc.
4.63%, 4/19/16	10	10
Standard Chartered PLC
3.85%, 4/27/15 (b)	100	104
UDR, Inc.,
Series 0001 MTN
4.63%, 1/10/22	30	31
UnitedHealth Group, Inc.
6.63%, 11/15/37	40	51
Wachovia Corp.
5.63%, 10/15/16	25	28
Wells Operating Partnership II LP
5.88%, 4/1/18	50	51
		1,460
Industrials (3.8%)
Altria Group, Inc.
4.13%, 9/11/15	40	44
ArcelorMittal
9.85%, 6/1/19	25	30
AT&T, Inc.
6.30%, 1/15/38	50	59
Barrick Gold Corp.
3.85%, 4/1/22	65	65
Bemis Co., Inc.
4.50%, 10/15/21	70	73
Boston Scientific Corp.
6.00%, 1/15/20	30	35
Comcast Corp.
5.70%, 5/15/18	30	35
CRH America, Inc.
6.00%, 9/30/16	40	44
CVS Caremark Corp.
6.60%, 3/15/19	80	99
Darden Restaurants, Inc.
6.20%, 10/15/17	50	57
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
5.88%, 10/1/19	35	40
Ecolab, Inc.
3.00%, 12/8/16	30	31
Georgia-Pacific LLC
5.40%, 11/1/20 (b)(d)	80	90
Gilead Sciences, Inc.,
4.50%, 4/1/21	30	32
5.65%, 12/1/41	20	21
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	30	35

	Face Amount (000)	Value (000)
Hewlett-Packard Co.
4.65%, 12/9/21	$50	$52
Kohl's Corp.
6.88%, 12/15/37	30	36
Koninklijke Philips Electronics
3.75%, 3/15/22	50	50
Life Technologies Corp.
6.00%, 3/1/20	40	46
Macy's Retail Holdings, Inc.
3.88%, 1/15/22	20	20
NBC Universal Media LLC
5.15%, 4/30/20	55	62
Phillips 66
4.30%, 4/1/22 (b)	25	26
Quest Diagnostics, Inc.
6.95%, 7/1/37	10	12
Sonoco Products Co.
5.75%, 11/1/40	40	43
Telstra Corp., Ltd.
4.80%, 10/12/21 (b)	60	65
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	60	61
Time Warner, Inc.
4.75%, 3/29/21	45	50
Valspar Corp.
4.20%, 1/15/22	15	15
Verisk Analytics, Inc.
5.80%, 5/1/21	55	59
Verizon Communications, Inc.
8.95%, 3/1/39	45	70
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	50	51
Yum! Brands, Inc.
6.88%, 11/15/37	40	51
		1,559
Utilities (0.6%)
EDF SA
4.60%, 1/27/20 (b)	25	26
Energy Transfer Partners LP
9.00%, 4/15/19	12	15
Enterprise Products Operating LLC
5.20%, 9/1/20	50	56
EQT Corp.
4.88%, 11/15/21	25	25
FirstEnergy Solutions Corp.
6.05%, 8/15/21	40	45
Plains All American Pipeline LP/PAA Finance Corp.
8.75%, 5/1/19	30	39
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	40	42
		248
		3,267

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Face Amount (000)	Value (000)
Mortgages — Other (1.3%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	$66	$44
5.91%, 10/25/36 (c)	125	83
6.00%, 4/25/36	69	69
Chase Mortgage Finance Corp.
6.00%, 11/25/36	72	61
Chaseflex Trust
6.00%, 2/25/37	65	46
First Horizon Alternative Mortgage Securities
6.25%, 8/25/36	40	30
GSR Mortgage Loan Trust
5.75%, 1/25/37	74	70
Lehman Mortgage Trust,
5.50%, 11/25/35	41	39
6.50%, 9/25/37	86	65
Residential Accredit Loans, Inc.
0.74%, 3/25/35 (c)	54	30
		537
Municipal Bonds (0.1%)
State of California, General Obligation Bonds
5.95%, 4/1/16	40	45
Sovereign (0.4%)
Brazilian Government International Bond
4.88%, 1/22/21	90	102
Mexico Government International Bond
3.63%, 3/15/22	80	82
		184
U.S. Agency Securities (1.4%)
Federal National Mortgage Association,
1.25%, 9/28/16	350	352
5.38%, 6/12/17	170	205
		557
U.S. Treasury Securities (14.0%)
U.S. Treasury Bonds,
3.50%, 2/15/39	310	322
3.88%, 8/15/40 (d)	400	443
5.25%, 11/15/28	310	405
U.S. Treasury Notes,
0.50%, 11/15/13	725	727
0.75%, 6/15/14	230	232
1.25%, 8/31/15	1,080	1,103
1.75%, 3/31/14	745	766
2.25%, 1/31/15	580	608
3.00%, 8/31/16 - 9/30/16	675	736
3.63%, 8/15/19	330	375
		5,717
Total Fixed Income Securities (Cost $14,615)		14,964

	Shares	Value (000)
Common Stocks (49.5%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc. (d)	648	$32
Boeing Co. (The)	601	45
Exelis, Inc.	594	7
General Dynamics Corp.	504	37
Goodrich Corp.	197	25
Honeywell International, Inc.	1,602	98
Huntington Ingalls Industries, Inc. (d)(e)	53	2
L-3 Communications Holdings, Inc. (d)	200	14
Lockheed Martin Corp. (d)	262	23
Northrop Grumman Corp.	222	13
Precision Castparts Corp.	385	67
Raytheon Co. (d)	1,435	76
Rockwell Collins, Inc.	375	22
Textron, Inc.	500	14
United Technologies Corp.	1,579	131
		606
Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc. (d)	200	13
Expeditors International of Washington, Inc.	200	9
FedEx Corp.	400	37
United Parcel Service, Inc., Class B (d)	1,153	93
		152
Airlines (0.0%)
Southwest Airlines Co.	1,300	11
Auto Components (0.3%)
BorgWarner, Inc. (e)	835	71
Johnson Controls, Inc. (d)	1,614	52
		123
Automobiles (0.0%)
Ford Motor Co. (d)	531	7
Beverages (0.8%)
Brown-Forman Corp., Class B	119	10
Coca-Cola Co. (The)	2,226	165
Coca-Cola Enterprises, Inc.	577	16
Constellation Brands, Inc., Class A (d)(e)	500	12
Molson Coors Brewing Co.	400	18
PepsiCo, Inc.	1,485	99
		320
Biotechnology (0.5%)
Amgen, Inc.	1,071	73
Biogen Idec, Inc. (e)	314	39
Celgene Corp. (e)	508	39
Gilead Sciences, Inc. (e)	1,059	52
		203
Capital Markets (0.7%)
Ameriprise Financial, Inc.	100	6
Bank of New York Mellon Corp. (The)	1,914	46
BlackRock, Inc.	31	6
Charles Schwab Corp. (The)	747	11

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Shares	Value (000)
Capital Markets (cont'd)
Franklin Resources, Inc. (d)	124	$15
Goldman Sachs Group, Inc. (The)	990	123
Invesco Ltd.	500	13
Janus Capital Group, Inc.	200	2
Legg Mason, Inc.	342	10
Northern Trust Corp.	130	6
State Street Corp.	716	33
T. Rowe Price Group, Inc.	165	11
		282
Chemicals (1.0%)
Air Products & Chemicals, Inc. (d)	191	18
CF Industries Holdings, Inc.	412	75
Dow Chemical Co. (The) (d)	1,113	39
Eastman Chemical Co.	200	10
Ecolab, Inc. (d)	226	14
EI du Pont de Nemours & Co.	2,121	112
FMC Corp. (d)	119	13
International Flavors & Fragrances, Inc. (d)	119	7
Monsanto Co.	530	42
Mosaic Co. (The)	52	3
PPG Industries, Inc.	211	20
Praxair, Inc.	369	42
Sherwin-Williams Co. (The)	119	13
Sigma-Aldrich Corp.	139	10
		418
Commercial Banks (1.4%)
BB&T Corp. (d)	1,177	37
Comerica, Inc. (d)	400	13
Fifth Third Bancorp (d)	1,511	21
Huntington Bancshares, Inc.	1,600	10
KeyCorp	1,356	12
M&T Bank Corp. (d)	174	15
PNC Financial Services Group, Inc.	803	52
Regions Financial Corp.	2,532	17
SunTrust Banks, Inc.	908	22
US Bancorp	2,852	90
Wells Fargo & Co.	7,534	257
Zions Bancorporation (d)	400	9
		555
Commercial Services & Supplies (0.2%)
Avery Dennison Corp. (d)	234	7
Cintas Corp.	287	11
Iron Mountain, Inc. (d)	206	6
Pitney Bowes, Inc.	429	7
Republic Services, Inc.	446	14
RR Donnelley & Sons Co. (d)	458	6
Stericycle, Inc. (d)(e)	119	10
Waste Management, Inc.	1,009	35
		96
Communications Equipment (1.2%)
Ciena Corp. (d)(e)	7,434	120
Cisco Systems, Inc.	6,986	148

	Shares	Value (000)
Juniper Networks, Inc. (d)(e)	839	$19
Motorola Mobility Holdings, Inc. (e)	410	16
Motorola Solutions, Inc.	368	19
QUALCOMM, Inc.	2,239	152
		474
Computers & Peripherals (2.6%)
Apple, Inc. (e)	1,233	739
Dell, Inc. (d)(e)	1,924	32
EMC Corp. (e)	2,971	89
Hewlett-Packard Co.	3,963	95
Lexmark International, Inc., Class A (d)	100	3
NetApp, Inc. (e)	607	27
SanDisk Corp. (e)	1,918	95
		1,080
Construction & Engineering (0.3%)
Foster Wheeler AG (e)	1,881	43
Jacobs Engineering Group, Inc. (e)	200	9
URS Corp.	1,683	71
		123
Consumer Finance (0.3%)
American Express Co.	944	54
Capital One Financial Corp.	783	44
Discover Financial Services	993	33
SLM Corp.	444	7
		138
Containers & Packaging (0.0%)
Ball Corp.	239	10
Distributors (0.0%)
Genuine Parts Co.	200	13
Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A (d)(e)	258	10
DeVry, Inc. (d)	119	4
H&R Block, Inc. (d)	916	15
		29
Diversified Financial Services (2.0%)
Bank of America Corp.	18,046	173
Citigroup, Inc. (See Note G-2) (d)	5,096	186
CME Group, Inc.	138	40
JPMorgan Chase & Co.	8,415	387
Leucadia National Corp. (d)	123	3
Moody's Corp. (d)	109	5
NASDAQ OMX Group, Inc. (The) (e)	136	3
NYSE Euronext (d)	331	10
		807
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	7,477	234
CenturyLink, Inc. (d)	1,957	76
Frontier Communications Corp.	2,518	10
Verizon Communications, Inc.	4,999	191
		511

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Shares	Value (000)
Electric Utilities (0.8%)
American Electric Power Co., Inc.	769	$30
Duke Energy Corp.	1,615	34
Edison International (d)	735	31
Exelon Corp.	633	25
FirstEnergy Corp. (d)	395	18
NextEra Energy, Inc. (d)	635	39
Pepco Holdings, Inc.	85	2
PPL Corp.	735	21
Progress Energy, Inc.	405	21
Southern Co. (The) (d)	2,119	95
		316
Electrical Equipment (0.1%)
Emerson Electric Co.	812	42
Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A (d)	285	17
Arrow Electronics, Inc. (e)	1,669	70
Corning, Inc.	2,375	33
Jabil Circuit, Inc.	300	8
Molex, Inc.	164	5
		133
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	639	27
Cameron International Corp. (d)(e)	717	38
Diamond Offshore Drilling, Inc. (d)	139	9
FMC Technologies, Inc. (e)	754	38
Halliburton Co.	1,609	54
National Oilwell Varco, Inc. (d)	1,068	85
Noble Corp. (e)	596	22
Schlumberger Ltd.	3,137	219
		492
Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	595	54
CVS Caremark Corp.	1,673	75
Kroger Co. (The)	772	19
Safeway, Inc.	2,695	55
Sysco Corp.	1,087	32
Wal-Mart Stores, Inc. (d)	2,687	164
Walgreen Co. (d)	458	15
Whole Foods Market, Inc.	705	59
		473
Food Products (1.2%)
Archer-Daniels-Midland Co.	1,016	32
Campbell Soup Co. (d)	400	14
ConAgra Foods, Inc.	3,093	81
General Mills, Inc.	1,024	40
H.J. Heinz Co. (d)	543	29
Hershey Co. (The)	200	12
JM Smucker Co. (The) (d)	223	18
Kellogg Co.	462	25
Kraft Foods, Inc., Class A	2,284	87

	Shares	Value (000)
Mead Johnson Nutrition Co.	324	$27
Sara Lee Corp.	878	19
Smithfield Foods, Inc. (d)(e)	3,334	74
Tyson Foods, Inc., Class A	700	13
		471
Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	708	42
Becton Dickinson and Co.	461	36
Boston Scientific Corp. (d)(e)	2,517	15
CR Bard, Inc.	139	14
Intuitive Surgical, Inc. (d)(e)	135	73
Medtronic, Inc. (d)	1,071	42
St. Jude Medical, Inc.	569	25
Stryker Corp. (d)	590	33
Varian Medical Systems, Inc. (d)(e)	258	18
Zimmer Holdings, Inc. (d)	302	19
		317
Health Care Providers & Services (1.6%)
Aetna, Inc.	519	26
AmerisourceBergen Corp. (d)	638	25
Cardinal Health, Inc.	439	19
Cigna Corp.	465	23
Coventry Health Care, Inc.	2,409	86
DaVita, Inc. (e)	139	12
Express Scripts, Inc. (e)	766	41
HealthSouth Corp. (d)(e)	3,600	74
Laboratory Corp. of America Holdings (e)	183	17
McKesson Corp.	319	28
Medco Health Solutions, Inc. (e)	543	38
Omnicare, Inc. (d)	2,218	79
Patterson Cos., Inc. (d)	358	12
Quest Diagnostics, Inc.	139	8
Tenet Healthcare Corp. (d)(e)	1,432	8
UnitedHealth Group, Inc.	750	44
Universal Health Services, Inc., Class B (d)	1,501	63
WellPoint, Inc. (d)	419	31
		634
Health Care Technology (0.1%)
Cerner Corp. (e)	292	22
Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	653	21
Darden Restaurants, Inc. (d)	138	7
International Game Technology (d)	996	17
Marriott International, Inc., Class A (d)	318	12
Marriott Vacations Worldwide Corp. (e)	31	1
McDonald's Corp.	1,555	152
Starbucks Corp.	1,011	56
Starwood Hotels & Resorts Worldwide, Inc.	175	10
Wyndham Worldwide Corp.	477	22
Wynn Resorts Ltd.	119	15
Yum! Brands, Inc.	1,638	117
		430

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Shares	Value (000)
Household Durables (0.2%)
Harman International Industries, Inc.	139	$6
Toll Brothers, Inc. (d)(e)	3,034	73
		79
Household Products (1.0%)
Colgate-Palmolive Co.	712	69
Kimberly-Clark Corp.	701	52
Procter & Gamble Co. (The)	4,267	287
		408
Independent Power Producers & Energy Traders (0.1%)
AES Corp. (The) (d)(e)	1,404	19
NRG Energy, Inc. (e)	1,611	25
		44
Industrial Conglomerates (1.1%)
3M Co.	802	72
Danaher Corp. (d)	1,009	56
General Electric Co.	10,833	217
Tyco International Ltd.	1,702	96
		441
Information Technology Services (1.5%)
Accenture PLC, Class A	82	5
Automatic Data Processing, Inc.	528	29
Cognizant Technology Solutions Corp., Class A (e)	421	32
Fidelity National Information Services, Inc.	100	3
International Business Machines Corp.	1,940	405
Mastercard, Inc., Class A	123	52
Paychex, Inc.	450	14
Visa, Inc., Class A (d)	555	66
Western Union Co. (The)	1,290	23
		629
Insurance (1.8%)
Aflac, Inc.	471	22
Allstate Corp. (The) (d)	889	29
AON Corp.	380	19
Assurant, Inc. (d)	1,261	51
Berkshire Hathaway, Inc., Class B (e)	989	80
Chubb Corp. (The)	1,546	107
Fidelity National Financial, Inc. (d)	2,892	52
Hartford Financial Services Group, Inc.	685	14
Lincoln National Corp. (d)	1,593	42
Loews Corp.	737	29
Marsh & McLennan Cos., Inc. (d)	737	24
MetLife, Inc. (d)	1,293	48
PartnerRe Ltd.	652	44
Principal Financial Group, Inc.	1,490	44
Progressive Corp. (The) (d)	713	17
Prudential Financial, Inc. (d)	380	24
Travelers Cos., Inc. (The)	685	41
Unum Group (d)	2,400	59
		746

	Shares	Value (000)
Internet & Catalog Retail (0.3%)
Amazon.com, Inc. (e)	446	$90
Expedia, Inc. (d)	201	7
NetFlix, Inc. (d)(e)	100	11
Priceline.com, Inc. (d)(e)	37	27
TripAdvisor, Inc. (d)(e)	201	7
		142
Internet Software & Services (0.8%)
eBay, Inc. (e)	1,582	58
Google, Inc., Class A (e)	344	221
Yahoo!, Inc. (e)	3,657	56
		335
Leisure Equipment & Products (0.1%)
Hasbro, Inc. (d)	358	13
Mattel, Inc.	477	16
		29
Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc. (d)	153	7
Life Technologies Corp. (e)	265	13
Thermo Fisher Scientific, Inc.	818	46
		66
Machinery (1.0%)
Caterpillar, Inc.	1,340	143
Cummins, Inc. (d)	458	55
Deere & Co.	551	44
Eaton Corp.	300	15
Illinois Tool Works, Inc. (d)	1,867	107
ITT Corp. (d)	297	7
PACCAR, Inc.	255	12
Stanley Black & Decker, Inc.	139	11
Xylem, Inc.	594	16
		410
Media (1.7%)
AMC Networks, Inc., Class A (e)	119	5
Cablevision Systems Corp. (d)	477	7
CBS Corp., Class B	768	26
Comcast Corp., Class A	4,271	128
DIRECTV, Class A (e)	1,303	64
Discovery Communications, Inc. (d)(e)	377	19
Gannett Co., Inc. (d)	600	9
Interpublic Group of Cos., Inc. (The)	835	10
McGraw-Hill Cos., Inc. (The)	465	23
News Corp., Class A	2,959	58
Omnicom Group, Inc. (d)	437	22
Scripps Networks Interactive, Inc., Class A (d)	100	5
Time Warner Cable, Inc. (d)	546	45
Time Warner, Inc.	3,039	115
Viacom, Inc., Class B	1,020	48
Walt Disney Co. (The) (d)	2,516	110
		694

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Shares	Value (000)
Metals & Mining (0.5%)
Alcoa, Inc. (d)	1,129	$11
Allegheny Technologies, Inc.	200	8
Cliffs Natural Resources, Inc.	139	10
Freeport-McMoRan Copper & Gold, Inc.	1,048	40
Molycorp, Inc. (e)	867	29
Newmont Mining Corp.	443	23
Nucor Corp.	187	8
Steel Dynamics, Inc. (d)	4,992	73
United States Steel Corp. (d)	100	3
		205
Multi-Utilities (0.7%)
CenterPoint Energy, Inc. (d)	58	1
Consolidated Edison, Inc.	405	24
Dominion Resources, Inc. (d)	1,934	99
DTE Energy Co.	58	3
Integrys Energy Group, Inc.	1,062	56
NiSource, Inc. (d)	58	2
PG&E Corp. (d)	735	32
Public Service Enterprise Group, Inc.	769	24
Sempra Energy	405	24
Wisconsin Energy Corp. (d)	455	16
Xcel Energy, Inc.	769	20
		301
Multiline Retail (0.3%)
Family Dollar Stores, Inc.	200	12
JC Penney Co., Inc. (d)	400	14
Kohl's Corp.	295	15
Macy's, Inc.	446	18
Nordstrom, Inc.	161	9
Target Corp.	904	53
		121
Office Electronics (0.0%)
Xerox Corp.	1,624	13
Oil, Gas & Consumable Fuels (3.9%)
Anadarko Petroleum Corp.	1,850	145
Apache Corp.	704	71
Chesapeake Energy Corp. (d)	3,206	74
Chevron Corp.	1,993	214
ConocoPhillips	1,969	150
Consol Energy, Inc. (d)	753	26
Denbury Resources, Inc. (e)	1,251	23
Devon Energy Corp.	703	50
El Paso Corp.	1,270	38
EOG Resources, Inc.	468	52
Exxon Mobil Corp.	3,901	338
Hess Corp.	1,010	60
Marathon Oil Corp.	700	22
Marathon Petroleum Corp.	450	19
Murphy Oil Corp.	255	14
Newfield Exploration Co. (e)	377	13
Noble Energy, Inc.	257	25

	Shares	Value (000)
Occidental Petroleum Corp.	1,179	$112
Peabody Energy Corp.	761	22
Pioneer Natural Resources Co.	377	42
Southwestern Energy Co. (e)	1,090	33
Spectra Energy Corp. (d)	754	24
Valero Energy Corp.	649	17
Williams Cos., Inc. (The)	779	24
WPX Energy, Inc. (e)	326	6
		1,614
Paper & Forest Products (0.1%)
International Paper Co.	425	15
MeadWestvaco Corp.	1,449	46
		61
Personal Products (0.0%)
Avon Products, Inc. (d)	701	14
Estee Lauder Cos., Inc. (The), Class A (d)	70	4
		18
Pharmaceuticals (2.6%)
Abbott Laboratories	2,333	143
Allergan, Inc.	559	53
Bristol-Myers Squibb Co.	4,662	157
Eli Lilly & Co.	879	36
Hospira, Inc. (e)	820	31
Johnson & Johnson	3,694	244
Merck & Co., Inc.	4,012	154
Pfizer, Inc.	11,439	259
		1,077
Professional Services (0.0%)
Dun & Bradstreet Corp. (The)	119	10
Equifax, Inc.	149	7
		17
Real Estate Investment Trusts (REITs) (1.0%)
American Tower Corp., Class A	698	44
AvalonBay Communities, Inc. REIT	139	20
Boston Properties, Inc. REIT	190	20
Equity Residential REIT (d)	523	33
HCP, Inc. REIT	533	21
Health Care, Inc. REIT	217	12
Host Hotels & Resorts, Inc. REIT (d)	1,058	17
Kimco Realty Corp. REIT	824	16
Plum Creek Timber Co., Inc. REIT (d)	374	16
ProLogis, Inc. REIT	744	27
Public Storage REIT	213	29
Simon Property Group, Inc. REIT (d)	512	75
Ventas, Inc. REIT (d)	446	25
Vornado Realty Trust REIT	218	18
Weyerhaeuser Co. REIT	837	18
		391
Real Estate Management & Development (0.0%)
CBRE Group, Inc. (e)	716	14

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Shares	Value (000)
Road & Rail (0.5%)
CSX Corp.	1,552	$33
Norfolk Southern Corp.	1,204	79
Union Pacific Corp.	694	75
		187
Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc. (d)(e)	2,132	17
Altera Corp.	1,104	44
Analog Devices, Inc. (d)	978	40
Applied Materials, Inc.	4,295	53
Broadcom Corp., Class A (d)(e)	1,506	59
First Solar, Inc. (d)(e)	72	2
Intel Corp.	18,335	515
KLA-Tencor Corp.	519	28
Linear Technology Corp.	829	28
LSI Corp. (e)	2,024	18
Microchip Technology, Inc. (d)	663	25
Micron Technology, Inc. (e)	3,283	27
NVIDIA Corp. (e)	2,018	31
Texas Instruments, Inc.	3,879	130
Xilinx, Inc. (d)	871	32
		1,049
Software (1.8%)
Adobe Systems, Inc. (e)	932	32
Citrix Systems, Inc. (e)	414	33
Intuit, Inc. (d)	466	28
Microsoft Corp.	11,488	370
Oracle Corp.	4,572	133
Red Hat, Inc. (e)	1,513	91
Salesforce.com, Inc. (d)(e)	313	48
Symantec Corp. (e)	1,072	20
		755
Specialty Retail (1.3%)
AutoZone, Inc. (e)	39	15
Bed Bath & Beyond, Inc. (d)(e)	386	26
Best Buy Co., Inc. (d)	368	9
CarMax, Inc. (e)	442	15
Gap, Inc. (The) (d)	5,287	138
Home Depot, Inc.	3,305	166
Lowe's Cos., Inc.	1,294	41
Ltd. Brands, Inc. (d)	422	20
O'Reilly Automotive, Inc. (e)	134	12
Ross Stores, Inc.	168	10
Staples, Inc.	921	15
Tiffany & Co. (d)	134	9
TJX Cos., Inc.	1,140	45
		521
Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	501	39
NIKE, Inc., Class B	404	44

	Shares	Value (000)
Ralph Lauren Corp.	142	$25
VF Corp.	546	79
		187
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc. (d)	400	3
People's United Financial, Inc. (d)	1,100	14
		17
Tobacco (1.0%)
Altria Group, Inc.	2,587	80
Lorillard, Inc.	200	26
Philip Morris International, Inc.	2,584	229
Reynolds American, Inc.	2,031	84
		419
Wireless Telecommunication Services (0.0%)
MetroPCS Communications, Inc. (e)	600	5
Sprint Nextel Corp. (e)	2,982	9
		14
Total Common Stocks (Cost $19,143)		20,292
Convertible Preferred Stock (0.4%)
Alternative Energy (0.4%)
Better Place, Inc. (e)(f)(g) (Cost $84)	33,466	152
Investment Companies (1.0%)
iShares MSCI EMU Index Fund (d)	200	6
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (See Note G-2)	4,388	108
Technology Select Sector SPDR Fund (d)	9,300	280
Total Investment Companies (Cost $371)		394
	No. of Rights
Right (0.0%)
Pharmaceuticals (0.0%)
Sanofi (France) (e) (Cost $—@)	54	—	@
	Shares
Short-Term Investments (31.5%)
Securities held as Collateral on Loaned Securities (17.3%)
Investment Company (14.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	5,948,699	5,949
	Face Amount (000)
Repurchase Agreements (2.8%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $158; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $161)	$158	158

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $976; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $1,054)	$976	$976
		1,134
Total Securities held as Collateral on Loaned Securities (Cost $7,083)		7,083
	Shares
Investment Company (13.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $5,317)	5,316,709	5,317
	Face Amount (000)
U.S. Treasury Security (1.2%)
U.S. Treasury Bill
0.09%, 6/7/12 (h)	$500	500
Total Short-Term Investments (Cost $12,900)		12,900
Total Investments (118.9%) (Cost $47,113) Including $7,630 of Securities Loaned (i)		48,702
Liabilities in Excess of Other Assets (-18.9%)		(7,732)
Net Assets (100.0%)		$40,970

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.

(d)  All or a portion of this security was on loan at March 31, 2012.

(e)  Non-income producing security.

(f)  At March 31, 2012, the Portfolio held a fair valued security valued at approximately $152,000, representing 0.4% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(g)  Security has been deemed illiquid at March 31, 2012.

(h)  Rate shown is the yield to maturity at March 31, 2012.

(i)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

@  Value is less than $500.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

SPDR  Standard & Poor's Depository Receipt.

TBA  To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)			Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	NOK	276		$48		4/4/12	USD	49		$49		$1
JPMorgan Chase Bank	USD	96		96		4/4/12	NOK	545		96		(—	)@
UBS AG	NOK	—	@	—	@	4/4/12	USD	—	@	—	@	(—	)@
UBS AG	NOK	269		47		4/4/12	USD	47		47		—	@
Goldman Sachs International	USD	42		42		4/5/12	CHF	38		42		—	@
Goldman Sachs International	USD	—	@	—	@	4/5/12	SEK	—	@	—	@	(—	)@
JPMorgan Chase Bank	CHF	38		42		4/5/12	USD	42		42		(—	)@
UBS AG	SEK	190		29		4/5/12	USD	29		29		(—	)@
UBS AG	USD	—	@	—	@	4/5/12	CHF	—	@	—	@	—	@
UBS AG	USD	28		28		4/5/12	SEK	190		29		1
Deutsche Bank AG London	AUD	418		433		4/19/12	USD	439		439		6
Deutsche Bank AG London	AUD	475		492		4/19/12	USD	497		497		5
Deutsche Bank AG London	USD	440		440		4/19/12	EUR	335		447		7
Goldman Sachs International	EUR	152		202		4/19/12	USD	199		199		(3)
JPMorgan Chase Bank	NOK	394		69		4/19/12	USD	69		69		—	@
JPMorgan Chase Bank	USD	50		50		4/19/12	SEK	340		51		1
State Street Bank and Trust Co.	CLP	580,930		1,186		4/19/12	USD	1,193		1,193		7
UBS AG	BRL	80		43		4/19/12	USD	44		44		1
UBS AG	EUR	411		548		4/19/12	USD	539		539		(9)
UBS AG	GBP	45		72		4/19/12	USD	70		70		(2)
				$3,867						$3,882		$15

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
DAX Index (Germany)	4	$928	Jun-12	$12
Euro Stoxx 50 Index (Germany)	13	418	Jun-12	(11)
FTSE 100 Index (United Kingdom)	1	92	Jun-12	(1)
FTSE MIB Index (United Kingdom)	4	420	Jun-12	(15)
NIKKEI 225 Index (Japan)	6	368	Jun-12	9
S+P 500 E-Mini Index	83	5,823	Jun-12	57
U.S. Treasury 10 yr. Note	6	777	Jun-12	8
U.S. Treasury 30 yr. Bond	1	138	Jun-12	2
Short:
ASX Spi 200 Index (Australia)	1	(113)	Jun-12	(1)
Copper High Grade Index	1	(96)	May-12	4
IBEX 35 Index (United Kingdom)	4	(423)	Apr-12	— @
MSCI Emerging Market E-Mini	15	(779)	Jun-12	11
S+P TSE 60 Index	8	(1,129)	Jun-12	2
U.S. Treasury 2 yr. Note	2	(440)	Jun-12	(— )@
Ultra Long U.S. Treasury Bond	4	(604)	Jun-12	(3)
				$74

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month EURIBOR	Pay	4.26%	8/18/26	EUR	910	$40
Bank of America NA	3 Month LIBOR	Receive	4.35	8/18/26		$1,220	(22)
Bank of America NA	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	1,150	(35)
Bank of America NA	3 Month LIBOR	Pay	4.15	8/18/31		$1,515	21
Goldman Sachs — International	3 Month LIBOR	Receive	2.42	3/22/22		173	(2)
JP Morgan Chase	3 Month LIBOR	Receive	2.43	3/22/22		84	(1)
							$1

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at period end:

Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	Custom Construction Index	$445	1-Month USD-LIBOR-minus 0.47%	Pay	3/27/13	$9
Goldman Sachs	Custom Miners Index	145	1-Month USD-LIBOR-minus 0.35%	Pay	2/13/13	1
Goldman Sachs	Custom Miners Index	268	1-Month USD-LIBOR-minus 0.35%	Pay	2/13/13	1
Bank of America NA	Merrill Lynch Custom Luxury Basket Index	432	3-Month USD-LIBOR-minus 0.15%	Pay	3/26/13	2
Bank of America NA	Merrill Lynch Custom Test Index	431	3-Month USD-LIBOR-minus 0.10%	Pay	3/26/13	(3)
						$10

@  Value is less than $500.

EURIBOR  Euro Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CHF  —  Swiss Franc

CLP  —  Chilean Peso

EUR  —  Euro

GBP  —  British Pound

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

USD  —  United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2012. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$63	$—	$63
Agency Fixed Rate Mortgages	—	3,672	—	3,672
Asset-Backed Securities	—	342	—	342
Collateralized Mortgage Obligations — Agency Collateral Series	—	337	—	337
Commercial Mortgage Backed Securities	—	243	—	243
Corporate Bonds	—	3,267	—	3,267
Mortgages — Other	—	537	—	537
Municipal Bonds	—	45	—	45
Sovereign	—	184	—	184
U.S. Agency Securities	—	557	—	557
U.S. Treasury Securities	—	5,717	—	5,717
Total Fixed Income Securities	—	14,964	—	14,964
Common Stocks
Aerospace & Defense	606	—	—	606
Air Freight & Logistics	152	—	—	152
Airlines	11	—	—	11
Auto Components	123	—	—	123
Automobiles	7	—	—	7
Beverages	320	—	—	320
Biotechnology	203	—	—	203
Capital Markets	282	—	—	282
Chemicals	418	—	—	418
Commercial Banks	555	—	—	555
Commercial Services & Supplies	96	—	—	96
Communications Equipment	474	—	—	474
Computers & Peripherals	1,080	—	—	1,080
Construction & Engineering	123	—	—	123
Consumer Finance	138	—	—	138
Containers & Packaging	10	—	—	10
Distributors	13	—	—	13
Diversified Consumer Services	29	—	—	29

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Diversified Financial Services	$807	$—	$—	$807
Diversified Telecommunication Services	511	—	—	511
Electric Utilities	316	—	—	316
Electrical Equipment	42	—	—	42
Electronic Equipment, Instruments & Components	133	—	—	133
Energy Equipment & Services	492	—	—	492
Food & Staples Retailing	473	—	—	473
Food Products	471	—	—	471
Health Care Equipment & Supplies	317	—	—	317
Health Care Providers & Services	634	—	—	634
Health Care Technology	22	—	—	22
Hotels, Restaurants & Leisure	430	—	—	430
Household Durables	79	—	—	79
Household Products	408	—	—	408
Independent Power Producers & Energy Traders	44	—	—	44
Industrial Conglomerates	441	—	—	441
Information Technology Services	629	—	—	629
Insurance	746	—	—	746
Internet & Catalog Retail	142	—	—	142
Internet Software & Services	335	—	—	335
Leisure Equipment & Products	29	—	—	29
Life Sciences Tools & Services	66	—	—	66
Machinery	410	—	—	410
Media	694	—	—	694
Metals & Mining	205	—	—	205
Multi-Utilities	301	—	—	301
Multiline Retail	121	—	—	121
Office Electronics	13	—	—	13
Oil, Gas & Consumable Fuels	1,614	—	—	1,614
Paper & Forest Products	61	—	—	61
Personal Products	18	—	—	18
Pharmaceuticals	1,077	—	—	1,077
Professional Services	17	—	—	17
Real Estate Investment Trusts (REITs)	391	—	—	391
Real Estate Management & Development	14	—	—	14
Road & Rail	187	—	—	187

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$1,049	$—	$—	$1,049
Software	755	—	—	755
Specialty Retail	521	—	—	521
Textiles, Apparel & Luxury Goods	187	—	—	187
Thrifts & Mortgage Finance	17	—	—	17
Tobacco	419	—	—	419
Wireless Telecommunication Services	14	—	—	14
Total Common Stocks	20,292	—	—	20,292
Convertible Preferred Stock	—	—	152	152
Investment Companies	394	—	—	394
Right	— @	—	—	— @
Short-Term Investments
Repurchase Agreements	—	1,134	—	1,134
Investment Company	11,266	—	—	11,266
U.S. Treasury Security	—	500	—	500
Total Short-Term Investments	11,266	1,634	—	12,900
Foreign Currency Exchange Contracts	—	29	—	29
Futures Contracts	105	—	—	105
Interest Rate Swap Agreements	—	61	—	61
Total Return Swap Agreements	—	13	—	13
Total Assets	32,057	16,701	152	48,910
Liabilities:
Foreign Currency Exchange Contracts	—	(14)	—	(14)
Futures Contracts	(31)	—	—	(31)
Interest Rate Swap Agreements	—	(60)	—	(60)
Total Return Swap Agreements	—	(3)	—	(3)
Total Liabilities	(31)	(77)	—	(108)
Total	$32,026	$16,624	$152	$48,802

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Fair Value Measurement Information: (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stock (000)
Beginning Balance	$84
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	68
Realized gains (losses)	—
Ending Balance	$152
Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$68

@ Value is less than $500.

Portfolio Composition*

Classification	Percentage of Total Investments
Common Stocks	48.8%
Fixed Income Securities	35.9
Short-Term Investments	14.0
Other**	1.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2012.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $12,548,000 and net unrealized appreciation of approximately $74,000. Also does not include open foreign currency exchange contracts with net unrealized appreciation of approximately $15,000 and open swap agreements with net unrealized appreciation of approximately $11,000.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (96.9%)
Air Transport (2.0%)
Expeditors International of Washington, Inc.	3,004,615	$139,745
Alternative Energy (2.6%)
Range Resources Corp.	2,047,125	119,020
Ultra Petroleum Corp. (a)	2,977,886	67,389
		186,409
Asset Management & Custodian (0.7%)
Greenhill & Co., Inc.	1,073,048	46,828
Biotechnology (3.8%)
IDEXX Laboratories, Inc. (a)	1,280,698	111,997
Illumina, Inc. (a)	2,938,723	154,606
		266,603
Cement (1.1%)
Martin Marietta Materials, Inc.	888,183	76,055
Chemicals: Diversified (2.6%)
Intrepid Potash, Inc. (a)	3,116,709	75,830
Rockwood Holdings, Inc. (a)	2,056,282	107,235
		183,065
Commercial Services (8.4%)
Gartner, Inc. (a)	2,571,500	109,649
Intertek Group PLC (United Kingdom)	3,156,547	126,778
Leucadia National Corp.	3,380,338	88,227
MercadoLibre, Inc. (Brazil)	695,150	67,978
Weight Watchers International, Inc.	2,636,286	203,495
		596,127
Communications Technology (5.0%)
Millicom International Cellular SA SDR (Sweden)	571,172	64,751
Motorola Solutions, Inc.	5,676,901	288,557
		353,308
Computer Services, Software & Systems (16.0%)
Akamai Technologies, Inc. (a)	3,324,944	122,025
Alibaba.com Ltd. (China) (a)(b)	31,471,356	53,495
Citrix Systems, Inc. (a)	783,246	61,806
IHS, Inc., Class A (a)	1,164,845	109,088
LinkedIn Corp., Class A (a)	2,049,409	209,019
Red Hat, Inc. (a)	1,832,620	109,756
Salesforce.com, Inc. (a)	1,045,265	161,504
Solera Holdings, Inc.	2,707,326	124,239
Zynga, Inc., Class A (a)	10,638,003	139,890
Zynga, Inc., Class B (a)(c)(d)	3,390,490	42,347
		1,133,169
Computer Technology (3.6%)
NVIDIA Corp. (a)	1,396,016	21,485
Yandex N.V., Class A (Russia) (a)	6,056,854	162,747
Youku.com, Inc. ADR (China) (a)	3,106,136	68,304
		252,536
Consumer Lending (1.5%)
IntercontinentalExchange, Inc. (a)	776,648	106,727

	Shares	Value (000)
Consumer Services: Miscellaneous (2.2%)
Qualicorp SA (Brazil) (a)	10,808,545	$92,664
Sun Art Retail Group Ltd. (Hong Kong) (a)	45,309,110	61,380
		154,044
Cosmetics (0.9%)
Natura Cosmeticos SA (Brazil)	2,917,711	63,455
Diversified Materials & Processing (1.4%)
Schindler Holding AG (Switzerland)	838,395	100,864
Diversified Media (3.0%)
Factset Research Systems, Inc.	1,027,933	101,806
McGraw-Hill Cos., Inc. (The)	2,311,282	112,028
		213,834
Diversified Retail (9.2%)
Ctrip.com International Ltd. ADR (China) (a)	2,278,685	49,311
Dollar Tree, Inc. (a)	1,137,155	107,450
Fastenal Co.	4,968,859	268,815
Groupon, Inc. (a)	935,773	17,199
Groupon, Inc. Series A (a)(c)(d)	5,992,988	106,495
NetFlix, Inc. (a)	857,715	98,672
		647,942
Education Services (0.9%)
New Oriental Education & Technology Group, Inc. ADR (China) (a)	2,450,769	67,298
Electronic Entertainment (0.8%)
Nexon Co., Ltd. (Korea, Republic of) (a)	3,097,745	53,968
Financial Data & Systems (5.4%)
MSCI, Inc., Class A (a)	5,067,356	186,530
Verisk Analytics, Inc., Class A (a)	4,088,659	192,044
		378,574
Health Care Services (2.6%)
athenahealth, Inc. (a)	1,159,804	85,965
Stericycle, Inc. (a)	1,151,676	96,326
		182,291
Media (0.5%)
Legend Pictures LLC Ltd. (a)(c)(d)	34,510	36,896
Medical & Dental Instruments & Supplies (1.2%)
Techne Corp.	1,227,668	86,060
Medical Equipment (3.9%)
Intuitive Surgical, Inc. (a)	506,387	274,335
Metals & Minerals: Diversified (1.6%)
Lynas Corp. Ltd. (Australia) (a)	23,242,119	26,363
Molycorp, Inc. (a)	2,602,753	88,051
		114,414
Pharmaceuticals (5.1%)
Ironwood Pharmaceuticals, Inc. (a)	3,422,223	45,550
Mead Johnson Nutrition Co.	2,282,409	188,253
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,372,203	127,363
		361,166

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Shares	Value (000)
Publishing (1.4%)
Morningstar, Inc.	1,541,657	$97,201
Recreational Vehicles & Boats (3.6%)
Edenred (France)	8,459,946	254,545
Restaurants (1.2%)
Dunkin' Brands Group, Inc.	2,756,896	83,010
Scientific Instruments: Pollution Control (1.0%)
Covanta Holding Corp.	4,560,544	74,018
Semiconductors & Components (2.0%)
ARM Holdings PLC ADR (United Kingdom)	3,882,222	109,828
First Solar, Inc. (a)	1,139,195	28,537
		138,365
Utilities: Electrical (1.7%)
Brookfield Infrastructure Partners LP (Canada)	3,774,214	119,265
Total Common Stocks (Cost $5,610,323)		6,842,117
Convertible Preferred Stocks (1.1%)
Alternative Energy (0.8%)
Better Place, Inc. (a)(c)(d)	9,009,542	40,903
Better Place, Inc. Series C (a)(c)(d)	2,796,975	12,698
		53,601
Computer Services, Software & Systems (0.1%)
Workday, Inc. (a)(c)(d)	805,930	10,687
Technology: Miscellaneous (0.2%)
Peixe Urbano, Inc. (Brazil) (a)(c)(d)	542,936	17,874
Total Convertible Preferred Stocks (Cost $63,782)		82,162
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $174,656)	174,655,713	174,656
Total Investments (100.5%) (Cost $5,848,761)		7,098,935
Liabilities in Excess of Other Assets (-0.5%)		(38,705)
Net Assets (100.0%)		$7,060,230

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  At March 31, 2012, the Portfolio held fair valued securities valued at approximately $267,900,000, representing 3.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(d)  Security has been deemed illiquid at March 31, 2012.

ADR  American Depositary Receipt.

SDR  Swedish Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2012. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$139,745	$—	$—	$139,745
Alternative Energy	186,409	—	—	186,409
Asset Management & Custodian	46,828	—	—	46,828
Biotechnology	266,603	—	—	266,603
Cement	76,055	—	—	76,055
Chemicals: Diversified	183,065	—	—	183,065
Commercial Services	596,127	—	—	596,127
Communications Technology	353,308	—	—	353,308
Computer Services, Software & Systems	1,090,822	—	42,347	1,133,169
Computer Technology	252,536	—	—	252,536
Consumer Lending	106,727	—	—	106,727
Consumer Services: Miscellaneous	154,044	—	—	154,044
Cosmetics	63,455	—	—	63,455
Diversified Materials & Processing	100,864	—	—	100,864
Diversified Media	213,834	—	—	213,834
Diversified Retail	541,447	—	106,495	647,942
Education Services	67,298	—	—	67,298
Electronic Entertainment	53,968	—	—	53,968
Financial Data & Systems	378,574	—	—	378,574
Health Care Services	182,291	—	—	182,291
Media	—	—	36,896	36,896
Medical & Dental Instruments & Supplies	86,060	—	—	86,060
Medical Equipment	274,335	—	—	274,335
Metals & Minerals: Diversified	114,414	—	—	114,414
Pharmaceuticals	361,166	—	—	361,166
Publishing	97,201	—	—	97,201
Recreational Vehicles & Boats	254,545	—	—	254,545
Restaurants	83,010	—	—	83,010
Scientific Instruments: Pollution Control	74,018	—	—	74,018
Semiconductors & Components	138,365	—	—	138,365
Utilities: Electrical	119,265	—	—	119,265
Total Common Stocks	6,656,379	—	185,738	6,842,117
Convertible Preferred Stocks	—	—	82,162	82,162
Short-Term Investment —
Investment Company	174,656	—	—	174,656
Total Assets	$6,831,035	$—	$267,900	$7,098,935

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

Fair Value Measurement Information: (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, securities with a total value of approximately $587,312,000 transferred from Level 2 to Level 1. At September 30, 2011 the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of foreign markets which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stock (000)
Beginning Balance	$—	$118,412	$47,566
Purchases	36,896	41,259	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate Action	94,895	(47,329)	(47,566)
Change in unrealized appreciation (depreciation)	53,947	(30,180)	—
Realized gains (losses)	—	—	—
Ending Balance	$185,738	$82,162	$—
Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$5,389	$18,379	$—

Portfolio Composition

Classification	Percentage of Total Investments
Other*	51.1%
Computer Services, Software & Systems	16.0
Diversified Retail	9.1
Commercial Services	8.4
Financial Data & Systems	5.3
Pharmaceuticals	5.1
Communications Technology	5.0
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (96.2%)
Agency Fixed Rate Mortgages (28.4%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.00%, 4/25/27 (a)	$1,205	$1,246
3.50%, 4/25/42 (a)	610	625
Gold Pools:
4.00%, 12/1/41	288	302
5.00%, 10/1/35	937	1,010
6.00%, 5/1/37 - 10/1/38	353	392
7.50%, 5/1/35	64	77
8.00%, 8/1/32	32	39
8.50%, 8/1/31	52	64
Federal National Mortgage Association,
April TBA:
2.50%, 4/25/27 (a)	605	613
4.50%, 4/25/42 (a)	275	293
Conventional Pools:
4.00%, 11/1/41 - 12/1/41	1,680	1,764
4.50%, 8/1/40 - 8/1/41	2,196	2,351
5.00%, 3/1/39	896	983
5.50%, 4/1/34 - 2/1/38	2,120	2,323
6.00%, 1/1/38	230	253
6.50%, 7/1/29 - 2/1/33	389	445
7.00%, 10/1/31 - 12/1/31	3	3
7.50%, 8/1/37	108	130
8.00%, 4/1/33	79	96
8.50%, 10/1/32	78	95
Government National Mortgage Association,
April TBA:
3.50%, 4/25/42 (a)	1,305	1,361
4.00%, 4/25/42 (a)	1,935	2,076
Various Pools:
4.50%, 4/15/39 - 8/15/39	590	644
		17,185
Asset-Backed Securities (6.1%)
Ally Master Owner Trust
2.88%, 4/15/15 (b)	225	229
ARI Fleet Lease Trust
1.69%, 8/15/18 (b)(c)	30	30
Brazos Higher Education Authority
1.41%, 7/25/29 (c)	325	318
CVS Pass-Through Trust
6.04%, 12/10/28	73	81
Discover Card Master Trust
0.59%, 8/15/16 (c)	300	302
Enterprise Fleet Financing LLC,
1.43%, 10/20/16 (b)	200	200
1.62%, 5/20/17 (b)	120	120
Ford Credit Floorplan Master Owner Trust
2.12%, 2/15/16	175	179

	Face Amount (000)	Value (000)
FUEL Trust
4.21%, 4/15/16 (b)	$200	$205
Great America Leasing Receivables
1.69%, 2/15/14 (b)	300	301
Louisiana Public Facilities Authority
1.46%, 4/26/27 (c)	325	316
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (b)	234	234
Mercedes-Benz Auto Lease Trust
1.18%, 11/15/13 (b)	350	351
MMCA Automobile Trust
1.22%, 1/15/15 (b)	225	226
North Carolina State Education Assistance Authority
1.46%, 1/26/26 (c)	225	222
Panhandle-Plains Higher Education Authority, Inc.
1.42%, 7/1/24 (c)	125	123
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	231	236
		3,673
Collateralized Mortgage Obligations — Agency Collateral Series (6.8%)
Federal Home Loan Mortgage Corporation,
2.32%, 10/25/18	155	157
2.70%, 5/25/18	335	348
2.97%, 10/25/21	300	306
3.87%, 4/25/21	325	353
IO
0.68%, 1/25/21 (c)	2,283	96
IO PAC REMIC
6.23%, 6/15/40 (c)	1,946	374
IO STRIPS
8.00%, 1/1/28	22	6
REMIC
6.66%, 1/15/42 (c)(d)	126	119
Federal National Mortgage Association,
3.76%, 6/25/21	110	117
IO
6.15%, 9/25/20 (c)	1,773	497
IO REMIC
6.36%, 9/25/38 (c)	607	129
REMIC
6.66%, 1/25/42 (c)(d)	312	298
9.11%, 10/25/41 (c)(d)	219	211
Government National Mortgage Association,
IO
1.37%, 4/16/53 (c)	4,545	368
IO REMIC
0.85%, 8/20/58 (c)	2,953	100
5.00%, 2/16/41	177	33
5.81%, 11/16/40 (c)	1,182	227
6.34%, 6/20/40 (c)	874	155
6.36%, 4/16/41 (c)	1,239	236
		4,130

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage Backed Securities (3.3%)
DBUBS Mortgage Trust
4.54%, 7/10/44 (b)	$350	$382
GS Mortgage Securities Corp. II
3.71%, 8/10/44	240	251
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46	240	260
4.39%, 7/15/46 (b)	350	381
4.72%, 2/15/46 (b)	335	372
WF-RBS Commercial Mortgage Trust
4.87%, 2/15/44 (b)(c)	315	352
		1,998
Corporate Bonds (29.0%)
Finance (10.7%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	175	179
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	140	141
Aegon N.V.
4.63%, 12/1/15	175	186
Barclays Bank PLC
6.05%, 12/4/17 (b)	100	103
Berkshire Hathaway, Inc.
3.75%, 8/15/21 (e)	235	243
BNP Paribas SA
5.00%, 1/15/21	135	137
Boston Properties LP
5.88%, 10/15/19	30	34
Brookfield Asset Management, Inc.
5.80%, 4/25/17	65	70
Cigna Corp.,
2.75%, 11/15/16	70	71
5.38%, 2/15/42	10	10
Citigroup, Inc. (See Note G-2),
6.13%, 11/21/17 (e)	15	17
6.13%, 5/15/18	180	202
8.50%, 5/22/19	85	105
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.38%, 1/19/17	130	133
Coventry Health Care, Inc.
5.45%, 6/15/21	120	132
Credit Suisse,
5.40%, 1/14/20 (e)	135	139
6.00%, 2/15/18	60	65
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	100	100
Digital Realty Trust LP
5.25%, 3/15/21	100	103
DNB Bank ASA
3.20%, 4/3/17 (b)(f)	205	206

	Face Amount (000)	Value (000)
ERP Operating LP
4.63%, 12/15/21	$45	$48
General Electric Capital Corp.,
5.30%, 2/11/21	110	119
Series G
6.00%, 8/7/19	190	222
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	285	294
Hartford Financial Services Group, Inc.
5.50%, 3/30/20 (e)	110	118
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	340	320
HSBC Holdings PLC
4.00%, 3/30/22	165	164
JPMorgan Chase & Co.
4.95%, 3/25/20	80	86
MetLife, Inc.
7.72%, 2/15/19	60	76
Mizuho Corporate Bank Ltd.
2.55%, 3/17/17 (b)(e)	205	205
National Australia Bank
2.75%, 3/9/17	250	249
Nationwide Building Society
6.25%, 2/25/20 (b)	145	151
Nationwide Financial Services
5.38%, 3/25/21 (b)	75	77
Nordea Bank AB
4.88%, 5/13/21 (b)	200	195
Pacific LifeCorp
6.00%, 2/10/20 (b)	125	137
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	120	128
Principal Financial Group, Inc.
8.88%, 5/15/19	100	128
Prudential Financial, Inc.
7.38%, 6/15/19 (e)	270	334
Santander Holdings USA, Inc.
4.63%, 4/19/16 (e)	40	41
Societe Generale SA
5.20%, 4/15/21 (b)(e)	200	192
Standard Chartered Bank
6.40%, 9/26/17 (b)	100	111
Svenska Handelsbanken AB
2.88%, 4/4/17 (f)	250	250
UDR, Inc.,
Series 0001 MTN
4.63%, 1/10/22	85	87
UnitedHealth Group, Inc.
6.63%, 11/15/37	120	152
Wachovia Corp.
5.63%, 10/15/16	60	67

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
WEA Finance LLC
4.63%, 5/10/21 (b)	$75	$76
Wells Fargo & Co.
5.63%, 12/11/17 (e)	60	70
		6,473
Industrials (15.9%)
Agilent Technologies, Inc.
5.50%, 9/14/15	120	135
Air Products & Chemicals, Inc.
2.00%, 8/2/16	165	169
Albemarle Corp.
4.50%, 12/15/20	110	118
Altria Group, Inc.,
4.13%, 9/11/15	50	55
9.25%, 8/6/19	125	168
American Honda Finance Corp.
2.13%, 2/28/17 (b)	200	201
Anglo American Capital PLC
9.38%, 4/8/19 (b)	100	132
ArcelorMittal
9.85%, 6/1/19 (e)	100	120
Aristotle Holding, Inc.
2.65%, 2/15/17 (b)	110	111
AT&T, Inc.,
3.88%, 8/15/21 (e)	45	48
6.30%, 1/15/38	170	200
BAA Funding Ltd.
4.88%, 7/15/21 (b)(e)	170	174
Barrick Gold Corp.
3.85%, 4/1/22	75	75
Barrick North America Finance LLC
4.40%, 5/30/21	95	100
BAT International Finance PLC
9.50%, 11/15/18 (b)	165	225
Bemis Co., Inc.
4.50%, 10/15/21	110	115
Best Buy Co., Inc.
3.75%, 3/15/16 (e)	165	167
Boeing Capital Corp.
2.13%, 8/15/16 (e)	175	181
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	85	104
Burlington Northern Santa Fe LLC
5.65%, 5/1/17	115	134
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (b)	125	153
Coca-Cola Co. (The)
1.65%, 3/14/18	150	149
Comcast Corp.,
5.15%, 3/1/20 (e)	75	86
5.70%, 5/15/18	50	59

	Face Amount (000)	Value (000)
ConAgra Foods, Inc.
8.25%, 9/15/30	$115	$146
Corning, Inc.
4.75%, 3/15/42 (e)	50	49
CRH America, Inc.
6.00%, 9/30/16	135	147
Daimler Finance North America LLC
8.50%, 1/18/31	55	80
Darden Restaurants, Inc.
6.20%, 10/15/17	205	232
Delhaize Group SA
5.70%, 10/1/40	106	98
Deutsche Telekom International Finance BV
8.75%, 6/15/30	65	90
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
3.80%, 3/15/22 (b)	75	74
5.88%, 10/1/19 (e)	125	143
Ecolab, Inc.
3.00%, 12/8/16	90	94
Fiserv, Inc.
3.13%, 6/15/16	80	82
Georgia-Pacific LLC
5.40%, 11/1/20 (b)(e)	90	101
Gilead Sciences, Inc.,
4.50%, 4/1/21 (e)	95	101
5.65%, 12/1/41	75	80
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	100	106
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	105	123
Hess Corp.
6.00%, 1/15/40	175	201
Hewlett-Packard Co.
4.65%, 12/9/21	165	173
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	85	88
Kinross Gold Corp.
5.13%, 9/1/21 (b)(e)	115	117
KLA-Tencor Corp.
6.90%, 5/1/18	145	173
Koninklijke Philips Electronics
3.75%, 3/15/22	150	151
Kraft Foods, Inc.
5.38%, 2/10/20	195	226
L-3 Communications Corp.
4.75%, 7/15/20 (e)	135	140
Macy's Retail Holdings, Inc.
3.88%, 1/15/22	55	55
Marathon Petroleum Corp.
5.13%, 3/1/21 (e)	195	212
NBC Universal Media LLC
5.15%, 4/30/20	140	159

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
News America, Inc.
4.50%, 2/15/21	$75	$80
Nordstrom, Inc.
4.00%, 10/15/21	85	91
PepsiCo, Inc.
2.75%, 3/5/22	125	122
Phillips 66
4.30%, 4/1/22 (b)	100	102
Quest Diagnostics, Inc.
6.95%, 7/1/37	95	116
SABMiller Holdings, Inc.
3.75%, 1/15/22 (b)	200	204
Sanofi
4.00%, 3/29/21 (e)	135	147
Sonoco Products Co.
5.75%, 11/1/40	100	107
Syngenta Finance
3.13%, 3/28/22	80	81
Telstra Corp., Ltd.
4.80%, 10/12/21 (b)(e)	100	109
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	215	218
Time Warner Cable, Inc.,
6.75%, 6/15/39 (e)	40	48
8.75%, 2/14/19 (e)	55	72
Time Warner, Inc.,
4.70%, 1/15/21	100	109
4.75%, 3/29/21 (e)	90	99
5.88%, 11/15/16	75	88
Total Capital International SA
2.88%, 2/17/22 (e)	150	144
Vale Overseas Ltd.
5.63%, 9/15/19	110	123
Valspar Corp.
4.20%, 1/15/22	155	159
Verizon Communications, Inc.,
4.60%, 4/1/21 (e)	30	33
8.95%, 3/1/39	50	77
VF Corp.
3.50%, 9/1/21	105	108
Vivendi SA
6.63%, 4/4/18 (b)	120	135
Volkswagen International Finance
2.38%, 3/22/17 (b)	115	116
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	85	87
Woolworths Ltd.
4.00%, 9/22/20 (b)	125	129
WPP Finance UK
8.00%, 9/15/14	100	115
		9,639

	Face Amount (000)	Value (000)
Utilities (2.4%)
EDF SA
4.60%, 1/27/20 (b)	$80	$85
Energy Transfer Partners LP
9.00%, 4/15/19	58	72
Enterprise Products Operating LLC,
5.25%, 1/31/20 (e)	50	56
Series N
6.50%, 1/31/19	160	190
Exelon Generation Co., LLC
6.25%, 10/1/39	140	164
FirstEnergy Solutions Corp.
6.05%, 8/15/21	225	253
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	160	187
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	160	188
8.75%, 5/1/19 (e)	65	85
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	150	156
		1,436
		17,548
Municipal Bonds (1.5%)
Chicago, IL, Transit Authority
6.20%, 12/1/40	100	114
City of Chicago, IL,
O'Hare International Airport Revenue
6.40%, 1/1/40	40	49
City of New York, NY,
Series G-1
5.97%, 3/1/36	85	104
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	130	156
Municipal Electric Authority of Georgia
6.66%, 4/1/57	155	174
New York City Transitional Finance Authority
5.27%, 5/1/27	80	95
State of California, General Obligation Bonds
5.95%, 4/1/16	175	198
		890
Sovereign (1.2%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)	100	113
Brazilian Government International Bond
4.88%, 1/22/21 (e)	220	250
Korea Development Bank
4.38%, 8/10/15	130	138
Mexico Government International Bond
3.63%, 3/15/22 (e)	200	205
		706

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (2.0%)
Federal National Mortgage Association,
1.25%, 9/28/16	$230	$232
5.38%, 6/12/17	700	844
6.63%, 11/15/30	100	142
		1,218
U.S. Treasury Securities (17.9%)
U.S. Treasury Bonds
3.88%, 8/15/40 (e)	1,840	2,036
U.S. Treasury Notes,
1.00%, 9/30/16	600	602
1.25%, 10/31/15	2,165	2,208
1.75%, 3/31/14 - 7/31/15	2,380	2,457
2.25%, 3/31/16 (e)	3,305	3,497
		10,800
Total Fixed Income Securities (Cost $56,263)		58,148
	Shares
Short-Term Investments (24.5%)
Securities held as Collateral on Loaned Securities (10.8%)
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	5,464,006	5,464
	Face Amount (000)
Repurchase Agreements (1.7%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $145; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $148)	$145	145
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $896; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $968)	896	896
		1,041
Total Securities held as Collateral on Loaned Securities (Cost $6,505)		6,505
	Shares
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $4,059)	4,058,702	4,059

	Face Amount (000)	Value (000)
U.S. Treasury Securities (7.0%)
U.S. Treasury Bills,
0.05%, 6/7/12 (g)	$1,875	$1,874
0.07%, 5/10/12 (e)(g)	2,000	2,000
0.14%, 8/30/12 (g)(h)(i)	363	363
		4,237
Total Short-Term Investments (Cost $14,801)		14,801
Total Investments (120.7%) (Cost $71,064) Including $8,402 of Securities Loaned (j)		72,949
Liabilities in Excess of Other Assets (-20.7%)		(12,531)
Net Assets (100.0%)		$60,418

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2012.

(e)  All or a portion of this security was on loan at March 31, 2012.

(f)  When-issued security.

(g)  Rate shown is the yield to maturity at March 31, 2012.

(h)  All or a portion of the security was pledged as collateral for swap agreements.

(i)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(j)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open futures contracts and swap agreements.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	16	$3,522	Jun-12	$(2)
Short:
U.S. Treasury 5 yr. Note	11	(1,348)	Jun-12	(1)
U.S. Treasury 10 yr. Note	11	(1,424)	Jun-12	(4)
U.S. Treasury 10 yr. Note	3	(344)	Jun-12	(4)
U.S. Treasury 30 yr. Bond	3	(413)	Jun-12	12
Ultra Long U.S. Treasury Bond	4	(604)	Jun-12	(11)
				$(10)

Zero Coupon Swap Agreements:

The Portfolio had the following zero coupon swap agreements open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$1,726	3 Month LIBOR	Pay	11/15/19	$59	$246
Barclays Capital	1,457	3 Month LIBOR	Receive	11/15/19	(105)	(455)
						$(209)

LIBOR  London Interbank Offered Rate.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2012. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$17,185	$—	$17,185
Asset-Backed Securities	—	3,673	—	3,673
Collateralized Mortgage Obligations — Agency Collateral Series	—	4,130	—	4,130
Commercial Mortgage Backed Securities	—	1,998	—	1,998
Corporate Bonds	—	17,548	—	17,548
Municipal Bonds	—	890	—	890
Sovereign	—	706	—	706
U.S. Agency Securities	—	1,218	—	1,218

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont'd)
U.S. Treasury Securities	$—	$10,800	$—	$10,800
Total Fixed Income Securities	—	58,148	—	58,148
Short-Term Investments
Repurchase Agreements	—	1,041	—	1,041
Investment Companies	9,523	—	—	9,523
U.S. Treasury Securities	—	4,237	—	4,237
Total Short-Term Investments	9,523	5,278	—	14,801
Futures Contracts	12	—	—	12
Zero Coupon Swap Agreements	—	246	—	246
Total Assets	9,535	63,672	—	73,207
Liabilities:
Futures Contracts	(22)	—	—	(22)
Zero Coupon Swap Agreements	—	(455)	—	(455)
Total Liabilities	(22)	(455)	—	(477)
Total	$9,513	$63,217	$—	$72,730

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

Fair Value Measurement Information: (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	25.9%
U.S. Treasury Securities	16.3
Industrials	14.5
Short-Term Investments	12.5
Finance	9.7
Other**	9.4
Collateralized Mortgage Obligations — Agency Collateral Series	6.2
Asset-Backed Securities	5.5
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2012.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $7,655,000 and net unrealized depreciation of approximately $10,000 and open swap agreements with net unrealized depreciation of approximately $209,000.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (96.0%)
Agency Adjustable Rate Mortgages (0.7%)
Federal National Mortgage Association,
Conventional Pools:
2.39%, 5/1/35	$1,884		$1,993
Agency Fixed Rate Mortgages (27.4%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.00%, 4/25/27 (a)	2,600		2,689
3.50%, 4/25/42 (a)	2,680		2,747
Conventional Pools:
12.00%, 2/1/15	1		1
13.00%, 6/1/19	—	@	—	@
Gold Pools:
4.00%, 12/1/41	2,883		3,022
4.50%, 6/1/39 - 3/1/41	9,486		10,067
5.00%, 10/1/35	352		380
6.00%, 10/1/36 - 8/1/38	1,789		1,980
6.50%, 3/1/16 - 8/1/33	433		492
7.00%, 6/1/28 - 11/1/31	152		177
Federal National Mortgage Association,
April TBA:
2.50%, 4/25/27 (a)	2,720		2,758
4.50%, 4/25/42 (a)	2,550		2,713
Conventional Pools:
4.00%, 11/1/41 - 1/1/42	13,165		13,822
5.00%, 1/1/37 - 3/1/41	3,375		3,664
5.50%, 6/1/35 - 5/1/41	10,825		11,878
6.00%, 5/1/38	2,045		2,256
6.50%, 11/1/23 - 1/1/34	5,285		6,039
7.00%, 11/1/13 - 1/1/34	816		945
8.50%, 1/1/15	3		3
9.50%, 4/1/30	720		864
12.00%, 11/1/15	25		26
12.50%, 9/1/15	5		5
Government National Mortgage Association,
April TBA:
3.50%, 4/25/42 (a)	3,125		3,257
4.00%, 4/25/42 (a)	2,700		2,897
Various Pool
4.50%, 8/15/39	746		814
			73,496
Asset-Backed Securities (2.5%)
ARI Fleet Lease Trust
1.69%, 8/15/18 (b)(c)	197		197
Contimortgage Home Equity Trust
8.10%, 8/15/25	43		43
CVS Pass-Through Trust
6.04%, 12/10/28	636		700
FUEL Trust
4.21%, 4/15/16 (c)	860		883
Mid-State Trust
8.33%, 4/1/30	33		33

	Face Amount (000)	Value (000)
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	$1,075	$1,078
SLM Student Loan Trust
4.37%, 4/17/28 (c)	825	857
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (c)	694	709
U-Haul S Fleet LLC
4.90%, 10/25/23 (c)	1,556	1,625
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (c)	534	539
		6,664
Collateralized Mortgage Obligations — Agency Collateral Series (4.7%)
Federal Home Loan Mortgage Corporation,
IO
0.68%, 1/25/21 (b)	10,125	428
IO PAC REMIC
6.23%, 6/15/40 (b)	11,121	2,136
IO STRIPS
7.50%, 12/1/29	92	21
8.00%, 1/1/28	157	42
PAC REMIC
9.50%, 4/15/20	1	2
REMIC
6.66%, 1/15/42 (b)(d)	593	557
Federal National Mortgage Association,
IO
6.15%, 9/25/20 (b)	5,220	1,463
IO PAC REMIC
8.00%, 9/18/27	415	96
IO REMIC
5.00%, 8/25/37	2,523	138
6.00%, 7/25/33	684	113
6.36%, 9/25/38 (b)	2,886	614
IO STRIPS
6.50%, 9/1/29 - 12/1/29	1,785	275
8.00%, 4/1/24	509	110
8.50%, 10/1/25	131	26
9.00%, 11/1/26	125	30
REMIC
6.66%, 1/25/42 (b)(d)	1,485	1,422
7.00%, 9/25/32	855	1,014
9.11%, 10/25/41 (b)(d)	973	939
63.02%, 9/25/20 (b)(d)	10	20
Government National Mortgage Association,
IO REMIC
5.00%, 2/16/41	930	173
5.81%, 11/16/40 (b)	5,181	994
6.34%, 6/20/40 (b)	3,806	675
6.36%, 4/16/41 (b)	6,817	1,299
		12,587

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage Backed Securities (2.6%)
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.67%, 4/10/49 (b)	$795	$794
Bear Stearns Commercial Mortgage Securities
5.47%, 1/12/45 (b)	1,526	1,737
DBUBS Mortgage Trust
5.45%, 7/10/44 (b)(c)	325	329
FREMF Mortgage Trust
5.16%, 2/25/47 (b)(c)	525	543
Greenwich Capital Commercial Funding Corp.
5.87%, 12/10/49 (b)	960	929
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46	1,100	1,190
4.80%, 7/15/46 (c)	775	806
6.06%, 2/15/51 (b)	730	724
		7,052
Corporate Bonds (36.7%)
Finance (13.9%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (c)	800	817
Abbey National Treasury Services PLC
3.88%, 11/10/14 (c)	439	442
ABN Amro Bank N.V.
4.25%, 2/2/17 (c)	465	473
Aegon N.V.
4.63%, 12/1/15 (e)	830	880
Affiliated Managers Group, Inc.
3.95%, 8/15/38 (e)	496	548
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	400	392
American International Group, Inc.
6.40%, 12/15/20	375	425
Barclays Bank PLC
6.05%, 12/4/17 (c)(e)	600	620
BBVA Bancomer SA
4.50%, 3/10/16 (c)	525	543
Bear Stearns Cos. LLC (The)
7.25%, 2/1/18 (e)	490	592
BNP Paribas SA
5.00%, 1/15/21	615	622
Brandywine Operating Partnership LP
4.95%, 4/15/18	750	766
Brookfield Asset Management, Inc.
5.80%, 4/25/17 (e)	300	325
Capital One Bank, USA NA
8.80%, 7/15/19	555	680
Cigna Corp.,
2.75%, 11/15/16	335	340
5.38%, 2/15/42	45	46

	Face Amount (000)	Value (000)
Citigroup, Inc. (See Note G-2)
8.50%, 5/22/19 (e)	$704	$869
5.88%, 5/29/37	264	272
CNA Financial Corp.
5.75%, 8/15/21	315	336
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.38%, 1/19/17 (e)	615	629
Coventry Health Care, Inc.
5.45%, 6/15/21	540	592
Credit Suisse
6.00%, 2/15/18 (e)	369	400
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (c)	600	599
Digital Realty Trust LP
4.50%, 7/15/15	400	420
Discover Bank
7.00%, 4/15/20 (e)	575	661
DNB Bank ASA
3.20%, 4/3/17 (c)(f)	685	688
ERP Operating LP
4.63%, 12/15/21	205	216
Farmers Insurance Exchange
8.63%, 5/1/24 (c)	320	404
General Electric Capital Corp.,
5.30%, 2/11/21 (e)	630	684
Series G
6.00%, 8/7/19	694	812
Genworth Financial, Inc.
7.20%, 2/15/21	625	638
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	1,355	1,397
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (c)	850	881
Hartford Financial Services Group, Inc.
5.50%, 3/30/20 (e)	645	690
HBOS PLC,
Series G
6.75%, 5/21/18 (c)	1,388	1,304
Health Care REIT, Inc.
4.75%, 7/15/27	520	582
HSBC Holdings PLC
4.00%, 3/30/22	635	631
ING Bank
3.75%, 3/7/17 (c)	600	595
JPMorgan Chase Bank NA
6.00%, 10/1/17 (e)	715	819
Macquarie Bank Ltd.
6.63%, 4/7/21 (c)	490	493
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	908	1,011

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
MetLife, Inc.
7.72%, 2/15/19	$285	$360
Mizuho Corporate Bank Ltd.
2.55%, 3/17/17 (c)(e)	570	571
National Australia Bank
2.75%, 3/9/17	545	543
Nationwide Building Society
6.25%, 2/25/20 (c)	645	670
Nationwide Financial Services
5.38%, 3/25/21 (c)	450	461
Nordea Bank AB
4.88%, 5/13/21 (c)	765	746
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17 (e)	791	847
Principal Financial Group, Inc.
8.88%, 5/15/19	308	394
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)(e)	550	519
Regions Financial Corp.
5.75%, 6/15/15 (e)	545	576
Santander Holdings USA, Inc.
4.63%, 4/19/16 (e)	250	254
SLM Corp.,
MTN
6.25%, 1/25/16	580	604
Societe Generale SA
5.20%, 4/15/21 (c)(e)	455	438
Standard Chartered Bank
6.40%, 9/26/17 (c)	790	880
Svenska Handelsbanken AB
2.88%, 4/4/17 (f)	695	696
UDR, Inc.,
Series 0001 MTN
4.63%, 1/10/22	410	421
UnitedHealth Group, Inc.,
3.38%, 11/15/21 (e)	235	242
4.63%, 11/15/41 (e)	265	266
Vornado Realty LP
3.88%, 4/15/25	507	510
Wachovia Bank NA
6.00%, 11/15/17	415	477
Wachovia Corp.
5.63%, 10/15/16	400	446
WEA Finance LLC
4.63%, 5/10/21 (c)	325	329
Wells Operating Partnership II LP
5.88%, 4/1/18	800	811
		37,195
Industrials (21.1%)
Alpha Natural Resources, Inc.,
6.00%, 6/1/19 (e)	100	91
6.25%, 6/1/21 (e)	280	254

	Face Amount (000)	Value (000)
Altria Group, Inc.,
4.13%, 9/11/15	$45	$49
9.25%, 8/6/19	687	925
American Honda Finance Corp.
2.13%, 2/28/17 (c)	770	774
AMERIGROUP Corp.
7.50%, 11/15/19	415	457
ArcelorMittal
9.85%, 6/1/19 (e)	666	802
Archer-Daniels-Midland Co.
0.88%, 2/15/14	535	550
Aristotle Holding, Inc.
2.65%, 2/15/17 (c)	485	491
AT&T, Inc.
6.30%, 1/15/38 (e)	500	590
BAA Funding Ltd.
4.88%, 7/15/21 (c)(e)	750	766
Barrick Gold Corp.
3.85%, 4/1/22	340	340
Barrick North America Finance LLC
4.40%, 5/30/21	430	454
BAT International Finance PLC
9.50%, 11/15/18 (c)	405	553
Bemis Co., Inc.
4.50%, 10/15/21	525	550
Best Buy Co., Inc.
3.75%, 3/15/16 (e)	545	550
Bombardier, Inc.
7.75%, 3/15/20 (c)(e)	575	644
Boston Scientific Corp.
6.00%, 1/15/20	480	552
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	566	692
Burlington Northern Santa Fe LLC
3.05%, 3/15/22	725	714
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (c)	425	519
CBS Corp.
8.88%, 5/15/19	500	658
CenturyLink, Inc.,
5.80%, 3/15/22	380	372
6.45%, 6/15/21 (e)	440	452
CF Industries, Inc.
6.88%, 5/1/18	1,075	1,243
Chesapeake Energy Corp.,
2.50%, 5/15/37	455	415
6.78%, 3/15/19 (e)	425	422
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (e)	760	768
Cimarex Energy Co.
5.88%, 5/1/22 (f)	400	409
Comcast Corp.
5.70%, 5/15/18	98	116

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
ConAgra Foods, Inc.
8.25%, 9/15/30	$425	$541
Concho Resources, Inc.
7.00%, 1/15/21 (e)	115	124
Constellation Brands, Inc.
7.25%, 9/1/16	370	421
Continental Resources, Inc.
7.13%, 4/1/21	575	641
Corning, Inc.,
4.75%, 3/15/42 (e)	200	194
7.25%, 8/15/36	270	323
CRH America, Inc.
6.00%, 9/30/16 (e)	580	632
CSC Holdings LLC
6.75%, 11/15/21 (c)(e)	470	492
Daimler Finance North America LLC
8.50%, 1/18/31 (e)	224	327
Darden Restaurants, Inc.
6.20%, 10/15/17	520	587
Delhaize Group SA
5.70%, 10/1/40	433	402
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22 (c)	675	667
DISH DBS Corp.
7.13%, 2/1/16	580	645
Ecolab, Inc.
3.00%, 12/8/16 (e)	435	453
Fidelity National Information Services, Inc.
5.00%, 3/15/22 (c)	989	979
Fiserv, Inc.
3.13%, 6/15/16	360	368
FMG Resources August 2006 Pty Ltd.,
6.38%, 2/1/16 (c)	380	381
6.88%, 2/1/18 (c)(e)	140	141
Frontier Communications Corp.
8.50%, 4/15/20 (e)	75	79
Gap, Inc. (The)
5.95%, 4/12/21 (e)	645	652
Georgia-Pacific LLC
8.88%, 5/15/31	480	649
Gilead Sciences, Inc.
5.65%, 12/1/41	490	525
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (c)	735	778
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (c)	630	737
Hewlett-Packard Co.
4.65%, 12/9/21	780	818
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)	483	500
Home Depot, Inc. (The)
5.88%, 12/16/36	443	533

	Face Amount (000)	Value (000)
Hyatt Hotels Corp.
6.88%, 8/15/19 (c)	$545	$629
Ingram Micro, Inc.
5.25%, 9/1/17	295	311
Intel Corp.
2.95%, 12/15/35 (e)	588	679
International Game Technology
3.25%, 5/1/14	492	560
Kinross Gold Corp.
5.13%, 9/1/21 (c)(e)	520	529
KLA-Tencor Corp.
6.90%, 5/1/18	659	787
Koninklijke Philips Electronics
3.75%, 3/15/22	850	857
Lafarge SA
6.20%, 7/9/15 (c)	765	806
Lam Research Corp.
1.25%, 5/15/18 (c)(e)	651	687
Life Technologies Corp.
6.00%, 3/1/20	605	693
LyondellBasell Industries N.V.
5.00%, 4/15/19 (c)(f)	950	952
Macy's Retail Holdings, Inc.
3.88%, 1/15/22 (e)	265	266
Marathon Petroleum Corp.
5.13%, 3/1/21 (e)	750	817
MeadWestvaco Corp.
7.38%, 9/1/19 (e)	155	181
Medtronic, Inc.,
Series B
1.63%, 4/15/13	563	571
Micron Technology, Inc.
1.88%, 6/1/14	466	476
Microsoft Corp.
Zero Coupon, 6/15/13 (c)(e)	534	587
Molson Coors Brewing Co.
2.50%, 7/30/13 (e)	497	522
NBC Universal Media LLC
5.15%, 4/30/20 (e)	915	1,037
News America, Inc.
4.50%, 2/15/21 (e)	340	363
PepsiCo, Inc.
2.75%, 3/5/22	600	585
Phillips 66
4.30%, 4/1/22 (c)	750	764
Pioneer Natural Resources Co.
7.50%, 1/15/20	375	461
priceline.com, Inc.
1.00%, 3/15/18 (c)	155	165
Quest Diagnostics, Inc.
6.95%, 7/1/37	400	490
RadioShack Corp.
2.50%, 8/1/13 (c)	563	539

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Sable International Finance Ltd.
7.75%, 2/15/17 (c)	$681	$715
SABMiller Holdings, Inc.
3.75%, 1/15/22 (c)	420	428
SBA Telecommunications, Inc.
8.25%, 8/15/19 (e)	565	626
Sonoco Products Co.
5.75%, 11/1/40	370	395
Symantec Corp.,
Series B
1.00%, 6/15/13 (e)	488	549
Syngenta Finance
3.13%, 3/28/22	360	363
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	525	533
Time Warner, Inc.,
4.70%, 1/15/21	200	219
4.75%, 3/29/21 (e)	405	446
5.88%, 11/15/16 (e)	170	199
Total Capital International SA
2.88%, 2/17/22 (e)	650	625
Vale Overseas Ltd.
5.63%, 9/15/19 (e)	694	779
Valspar Corp.
4.20%, 1/15/22	605	621
Verisk Analytics, Inc.
5.80%, 5/1/21	550	588
Vivendi SA
6.63%, 4/4/18 (c)	758	853
Volkswagen International Finance N.V.
2.38%, 3/22/17 (c)(e)	550	553
Weatherford Bermuda
4.50%, 4/15/22	375	375
Wesfarmers Ltd.
2.98%, 5/18/16 (c)(e)	390	399
WPP Finance UK
8.00%, 9/15/14	664	762
Wyndham Worldwide Corp.
4.25%, 3/1/22 (e)	680	668
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22 (c)(e)	700	684
		56,455
Utilities (1.7%)
Energy Transfer Partners LP
9.00%, 4/15/19	308	383
Enterprise Products Operating LLC
5.20%, 9/1/20 (e)	635	710
EQT Corp.
4.88%, 11/15/21	375	380
Exelon Generation Co., LLC
6.25%, 10/1/39	445	523

	Face Amount (000)	Value (000)
FirstEnergy Solutions Corp.
6.05%, 8/15/21	$869	$977
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.25%, 6/15/22	225	237
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36 (e)	614	719
PPL WEM Holdings PLC
3.90%, 5/1/16 (c)	625	651
		4,580
		98,230
Mortgages — Other (6.8%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36 (b)	1,194	799
5.91%, 10/25/36 (b)	2,050	1,354
6.00%, 4/25/36	832	833
Banc of America Funding Corp.
0.61%, 8/25/36 (b)	658	599
Chase Mortgage Finance Corp.,
5.50%, 11/25/35	1,024	984
6.00%, 11/25/36	1,199	1,016
Chaseflex Trust
6.00%, 2/25/37	1,918	1,362
First Horizon Alternative Mortgage Securities
6.25%, 8/25/36	1,262	937
GS Mortgage Securities Corp.
7.50%, 9/25/36 (b)(c)	1,445	1,106
JP Morgan Mortgage Trust,
6.00%, 6/25/37	837	772
6.25%, 7/25/36	1,186	1,111
Lehman Mortgage Trust,
5.50%, 11/25/35 - 2/25/36	2,766	2,501
6.50%, 9/25/37	2,520	1,914
WaMu Mortgage Pass-Through Certificates,
1.14%, 7/25/46 (b)	2,054	1,351
5.13%, 6/25/37 (b)	2,089	1,533
		18,172
Municipal Bonds (1.8%)
Chicago, IL, Transit Authority
6.20%, 12/1/40	665	755
City of Chicago, IL,
O'Hare International Airport Revenue
6.40%, 1/1/40	255	313
City of New York, NY,
Series G-1
5.97%, 3/1/36	270	332
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	877	1,053
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	283	319
6.66%, 4/1/57	320	359

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont'd)
New York City, NY, Transitional Finance Authority
5.27%, 5/1/27	$540	$640
State of California,
General Obligation Bonds
5.95%, 4/1/16	830	942
		4,713
Sovereign (1.7%)
Bermuda Government International Bond
5.60%, 7/20/20 (c)	775	879
Brazilian Government International Bond
4.88%, 1/22/21 (e)	800	909
Korea Development Bank (The)
4.38%, 8/10/15	875	927
Korea Finance Corp.
4.63%, 11/16/21	670	687
Mexico Government International Bond
3.63%, 3/15/22 (e)	400	410
Russian Foreign Bond — Eurobond
3.25%, 4/4/17 (c)(f)	800	807
		4,619
U.S. Agency Securities (1.7%)
Federal Home Loan Mortgage Corporation,
3.75%, 3/27/19 (e)	3,500	3,933
6.75%, 3/15/31	470	679
		4,612
U.S. Treasury Securities (9.4%)
U.S. Treasury Bonds
3.88%, 8/15/40 (e)	10,400	11,505
U.S. Treasury Notes,
1.00%, 9/30/16	5,365	5,384
1.75%, 7/31/15	7,900	8,193
		25,082
Total Fixed Income Securities (Cost $251,423)		257,220
	Shares
Short-Term Investments (17.0%)
Securities held as Collateral on Loaned Securities (5.8%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	12,991,378	12,991
	Face Amount (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $345; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $352)	$345	345

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $2,132; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $2,302)	$2,132	$2,132
		2,477
Total Securities held as Collateral on Loaned Securities (Cost $15,468)		15,468
	Shares
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $24,349)	24,348,953	24,349
	Face Amount (000)
U.S. Treasury Security (2.1%)
U.S. Treasury Bill
0.05%, 6/7/12 (g)	$5,700	5,699
Total Short-Term Investments (Cost $45,517)		45,516
Total Investments (113.0%) (Cost $296,940) Including $20,904 of Securities Loaned (h)		302,736
Liabilities in Excess of Other Assets (-13.0%)		(34,779)
Net Assets (100.0%)		$267,957

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2012.

(e)  All or a portion of this security was on loan at March 31, 2012.

(f)  When-issued security.

(g)  Rate shown is the yield to maturity at March 31, 2012.

(h)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

@  Face Amount/Value is less than $500.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REIT  Real Estate Investment Trust.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)			Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	NOK	3,943		$692		4/4/12	USD	702		$702		$10
JPMorgan Chase Bank	USD	1,443		1,443		4/4/12	NOK	8,215		1,442		(1)
UBS AG	NOK	1		—	@	4/4/12	USD	—	@	—	@	(— )@
UBS AG	NOK	4,271		750		4/4/12	USD	753		753		3
Goldman Sachs International	AUD	2,780		2,879		4/5/12	USD	2,953		2,953		74
Goldman Sachs International	USD	648		648		4/5/12	CHF	592		655		7
Goldman Sachs International	USD	—	@	—	@	4/5/12	SEK	1		—	@	(— )@
JPMorgan Chase Bank	CHF	592		655		4/5/12	USD	649		649		(6)
UBS AG	CAD	2,921		2,928		4/5/12	USD	2,927		2,927		(1)
UBS AG	SEK	3,010		455		4/5/12	USD	452		452		(3)
UBS AG	USD	2,929		2,929		4/5/12	CAD	2,921		2,928		(1)
UBS AG	USD	—	@	—	@	4/5/12	CHF	—	@	—	@	— @
UBS AG	USD	442		442		4/5/12	SEK	3,009		455		13
Wells Fargo Bank	USD	2,881		2,881		4/5/12	AUD	2,780		2,879		(2)
UBS AG	USD	2,926		2,926		4/30/12	CAD	2,921		2,927		1
Wells Fargo Bank	AUD	2,780		2,871		4/30/12	USD	2,873		2,873		2
				$22,499						$22,595		$96

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	151	$33,241	Jun-12	$(21)
U.S. Treasury 5 yr. Note	27	3,309	Jun-12	(7)
Short:
U.S. Treasury 10 yr. Note	38	(4,921)	Jun-12	7
U.S. Treasury 30 yr. Bond	7	(964)	Jun-12	17
Ultra Long U.S. Treasury Bond	25	(3,774)	Jun-12	(63)
				$(67)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month EURIBOR	Pay	4.26%	8/18/26	EUR	14,435	$644
Bank of America NA	3 Month LIBOR	Receive	4.35	8/18/26		$19,325	(342)
Bank of America NA	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	18,225	(561)
Bank of America NA	3 Month LIBOR	Pay	4.15	8/18/31		$23,970	329
Goldman Sachs International	3 Month LIBOR	Receive	2.42	3/22/22		3,020	(41)
JPMorgan Chase Bank	3 Month LIBOR	Receive	2.43	3/22/22		1,464	(22)
							$7

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

@    Value is less than $500.

EURIBOR  Euro Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

EUR  —  Euro

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

USD  —  United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2012. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,993	$—	$1,993
Agency Fixed Rate Mortgages	—	73,496	—	73,496
Asset-Backed Securities	—	6,664	—	6,664
Collateralized Mortgage Obligations — Agency Collateral Series	—	12,587	—	12,587
Commercial Mortgage Backed Securities	—	7,052	—	7,052
Corporate Bonds	—	98,230	—	98,230
Mortgages — Other	—	18,172	—	18,172
Municipal Bonds	—	4,713	—	4,713
Sovereign	—	4,619	—	4,619
U.S. Agency Securities	—	4,612	—	4,612
U.S. Treasury Securities	—	25,082	—	25,082
Total Fixed Income Securities	—	257,220	—	257,220
Short-Term Investments
Repurchase Agreements	—	2,477	—	2,477
Investment Company	37,340	—	—	37,340
U.S. Treasury Security	—	5,699	—	5,699
Total Short-Term Investments	37,340	8,176	—	45,516
Foreign Currency Exchange Contracts	—	110	—	110
Futures Contracts	24	—	—	24
Interest Rate Swap Agreements	—	973	—	973
Total Assets	37,364	266,479	—	303,843

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Liabilities:
Foreign Currency Exchange Contracts	$—	$(14)	$—	$(14)
Futures Contracts	(91)	—	—	(91)
Interest Rate Swap Agreements	—	(966)	—	(966)
Total Liabilities	(91)	(980)	—	(1,071)
Total	$37,273	$265,499	$—	$302,772

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	25.6%
Industrials	19.7
Other**	16.3
Finance	12.9
Short-Term Investments	10.5
U.S. Treasury Securities	8.7
Mortgages — Other	6.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2012.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $46,209,000 and net unrealized depreciation of approximately $67,000. Also, does not include open foreign currency exchange contracts with net unrealized appreciation of approximately $96,000 and open swap agreements with net unrealized appreciation of approximately $7,000.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.4%)
Asset-Backed Securities (1.0%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$86	$94
8.35%, 7/10/31 (a)	143	181
FUEL Trust
4.21%, 4/15/16 (a)	200	205
		480
Collateralized Mortgage Obligations — Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corporation,
IO STRIPS
8.00%, 1/1/28	30	8
Corporate Bonds (97.1%)
Finance (36.6%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)	195	199
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (a)	146	147
ABN Amro Bank
4.25%, 2/2/17 (a)	210	214
Aegon N.V.
4.63%, 12/1/15	320	339
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	150	147
American Express Co.
8.13%, 5/20/19	250	327
American Financial Group, Inc.
9.88%, 6/15/19	225	275
American International Group, Inc.
6.40%, 12/15/20	345	391
Bank of America Corp.
5.63%, 7/1/20	850	888
Barclays Bank PLC,
5.13%, 1/8/20	300	314
6.05%, 12/4/17 (a)	115	119
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	200	221
Berkshire Hathaway, Inc.
3.75%, 8/15/21 (b)	265	274
BNP Paribas SA
5.00%, 1/15/21	320	324
Boston Properties LP
5.88%, 10/15/19	30	34
Brandywine Operating Partnership LP
4.95%, 4/15/18	215	220
Brookfield Asset Management, Inc.
5.80%, 4/25/17	70	76
Capital One Bank, USA NA
8.80%, 7/15/19	285	349
Capital One Capital VI
8.88%, 5/15/40	150	152

	Face Amount (000)	Value (000)
Cigna Corp.
5.38%, 2/15/42	$85	$88
Citigroup, Inc. (See Note G-2),
4.45%, 1/10/17	125	131
6.13%, 11/21/17 - 5/15/18	930	1,042
8.50%, 5/22/19	76	94
CNA Financial Corp.
5.75%, 8/15/21	250	267
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.88%, 2/8/22	260	252
Credit Suisse,
5.40%, 1/14/20	295	304
6.00%, 2/15/18 (b)	61	66
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (a)	225	225
Digital Realty Trust LP
5.25%, 3/15/21	100	103
DNB Bank ASA
3.20%, 4/3/17 (a)(c)	255	256
ERP Operating LP
4.63%, 12/15/21	90	95
Farmers Exchange Capital
7.05%, 7/15/28 (a)	215	236
General Electric Capital Corp.,
5.30%, 2/11/21	120	130
MTN
5.88%, 1/14/38 (b)	350	386
Series G
6.00%, 8/7/19	666	779
Goldman Sachs Group, Inc. (The),
5.75%, 1/24/22	360	371
6.15%, 4/1/18	840	907
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	259
Hartford Financial Services Group, Inc.
5.50%, 3/30/20 (b)	275	294
HBOS PLC,
Series G
6.75%, 5/21/18 (a)	357	336
HCP, Inc.
5.63%, 5/1/17	95	105
HSBC Holdings PLC,
4.00%, 3/30/22	235	233
4.88%, 1/14/22	275	292
Huntington Bancshares, Inc.
7.00%, 12/15/20	140	158
ING Bank
3.75%, 3/7/17 (a)	200	198
JPMorgan Chase & Co.
4.35%, 8/15/21	250	256
JPMorgan Chase Capital XXVII
7.00%, 11/1/39 (b)	400	407

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Macquarie Group Ltd.
6.00%, 1/14/20 (a)	$215	$215
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	217	242
MetLife, Inc.
7.72%, 2/15/19	70	88
Mizuho Corporate Bank Ltd.
2.55%, 3/17/17 (a)(b)	245	245
National Australia Bank
2.75%, 3/9/17	250	249
Nationwide Building Society
6.25%, 2/25/20 (a)	260	270
Nationwide Financial Services
5.38%, 3/25/21 (a)	175	180
Nordea Bank AB
4.88%, 5/13/21 (a)	200	195
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	164
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	234	250
PNC Funding Corp.
5.13%, 2/8/20 (b)	110	125
Principal Financial Group, Inc.
8.88%, 5/15/19	167	214
Protective Life Corp.
7.38%, 10/15/19	175	194
Prudential Financial, Inc.
7.38%, 6/15/19 (b)	200	248
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15 (b)	255	265
Santander Holdings USA, Inc.
4.63%, 4/19/16	55	56
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (a)	200	195
SLM Corp.,
MTN
6.25%, 1/25/16	320	333
8.00%, 3/25/20	90	97
Societe Generale SA
5.20%, 4/15/21 (a)(b)	200	192
Standard Chartered Bank
6.40%, 9/26/17 (a)	200	223
Svenska Handelsbanken AB
2.88%, 4/4/17 (c)	250	250
UDR, Inc.,
MTN
4.63%, 1/10/22	180	185
UnitedHealth Group, Inc.
6.63%, 11/15/37	225	286

	Face Amount (000)	Value (000)
Wachovia Corp.
5.63%, 10/15/16	$245	$273
WEA Finance LLC
4.63%, 5/10/21 (a)	75	76
Wells Operating Partnership II LP
5.88%, 4/1/18	125	127
		18,717
Industrials (50.6%)
Agilent Technologies, Inc.
5.50%, 9/14/15	126	142
Altria Group, Inc.
9.25%, 8/6/19	288	388
American Honda Finance Corp.
2.13%, 2/28/17 (a)	400	402
American Tower Corp.
4.70%, 3/15/22	200	202
Amgen, Inc.,
2.50%, 11/15/16	240	247
3.88%, 11/15/21	80	82
Anadarko Petroleum Corp.
6.95%, 6/15/19	150	183
Anglo American Capital PLC
9.38%, 4/8/19 (a)	100	132
ArcelorMittal
9.85%, 6/1/19 (b)	209	252
Aristotle Holding, Inc.
2.65%, 2/15/17 (a)	225	228
AstraZeneca PLC
6.45%, 9/15/37 (b)	125	164
AT&T, Inc.,
5.55%, 8/15/41 (b)	250	278
6.30%, 1/15/38	340	401
6.55%, 2/15/39 (b)	100	122
BAA Funding Ltd.
4.88%, 7/15/21 (a)(b)	190	194
Barrick Gold Corp.
3.85%, 4/1/22	180	180
Barrick North America Finance LLC
4.40%, 5/30/21	245	259
BAT International Finance PLC
9.50%, 11/15/18 (a)	190	260
Bemis Co., Inc.
4.50%, 10/15/21	230	241
Best Buy Co., Inc.
3.75%, 3/15/16 (b)	220	222
Boeing Capital Corp.
2.13%, 8/15/16 (b)	175	181
Boston Scientific Corp.
6.00%, 1/15/20	105	121
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	149	182
Burlington Northern Santa Fe LLC,
3.05%, 3/15/22	150	148
5.65%, 5/1/17	130	151

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Canadian Natural Resources Ltd.
6.25%, 3/15/38	$150	$184
Canadian Oil Sands Ltd.,
6.00%, 4/1/42 (a)(b)	50	50
7.75%, 5/15/19 (a)	175	214
Caterpillar, Inc.
3.90%, 5/27/21 (b)	130	143
CenturyLink, Inc.,
5.80%, 3/15/22	295	289
6.45%, 6/15/21	180	185
Chesapeake Energy Corp.
6.78%, 3/15/19	325	323
Cimarex Energy Co.
5.88%, 5/1/22 (c)	75	77
Cisco Systems, Inc.
3.15%, 3/14/17 (b)	300	325
Comcast Corp.,
5.15%, 3/1/20 (b)	110	127
5.70%, 5/15/18	232	274
6.45%, 3/15/37	100	120
Corning, Inc.,
4.75%, 3/15/42 (b)	50	49
7.25%, 8/15/36	100	120
CRH America, Inc.
6.00%, 9/30/16	400	436
Daimler Finance North America LLC
8.50%, 1/18/31	161	235
Darden Restaurants, Inc.
6.20%, 10/15/17	235	265
Delhaize Group SA
5.70%, 10/1/40	125	116
Deutsche Telekom International Finance BV
8.75%, 6/15/30	100	138
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
3.80%, 3/15/22 (a)	300	296
5.88%, 10/1/19	170	195
Dr. Pepper Snapple Group, Inc.
7.45%, 5/1/38	100	135
Ecolab, Inc.
3.00%, 12/8/16	190	198
Fidelity National Information Services, Inc.
5.00%, 3/15/22 (a)	266	263
Fiserv, Inc.
3.13%, 6/15/16	190	194
Gap, Inc. (The)
5.95%, 4/12/21 (b)	185	187
Georgia-Pacific LLC,
5.40%, 11/1/20 (a)(b)	95	106
8.88%, 5/15/31	100	135
Gilead Sciences, Inc.,
4.50%, 4/1/21 (b)	115	122
5.65%, 12/1/41	100	107

	Face Amount (000)	Value (000)
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (a)	$225	$238
Halliburton Co.
4.50%, 11/15/41 (b)	175	178
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	245	287
Hess Corp.
6.00%, 1/15/40	200	230
Hewlett-Packard Co.,
2.60%, 9/15/17	80	80
4.65%, 12/9/21	285	299
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	182	188
Home Depot, Inc. (The)
5.88%, 12/16/36	222	267
Hyatt Hotels Corp.
6.88%, 8/15/19 (a)	80	92
Incitec Pivot Ltd.
4.00%, 12/7/15 (a)	160	162
International Business Machines Corp.,
1.25%, 2/6/17	200	199
2.00%, 1/5/16 (b)	300	308
International Paper Co.
4.75%, 2/15/22 (b)	255	269
John Deere Capital Corp.
3.90%, 7/12/21	175	189
Kinross Gold Corp.
5.13%, 9/1/21 (a)(b)	180	183
KLA-Tencor Corp.
6.90%, 5/1/18	116	138
Kohl's Corp.
6.88%, 12/15/37	104	126
Koninklijke Philips Electronics
3.75%, 3/15/22	300	302
Kraft Foods, Inc.,
5.38%, 2/10/20	120	139
6.88%, 1/26/39 (b)	225	283
Kroger Co. (The)
6.90%, 4/15/38	80	100
L-3 Communications Corp.,
4.75%, 7/15/20	145	150
4.95%, 2/15/21 (b)	65	68
Lorillard Tobacco Co.
8.13%, 6/23/19 (b)	300	373
Lubrizol Corp.
8.88%, 2/1/19	165	224
LyondellBasell Industries N.V. (Netherlands)
5.00%, 4/15/19 (a)(c)	200	201
Macy's Retail Holdings, Inc.
3.88%, 1/15/22	115	116
Marathon Petroleum Corp.,
5.13%, 3/1/21 (b)	195	212
6.50%, 3/1/41	75	81

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
McDonald's Corp.
2.63%, 1/15/22 (b)	$250	$247
McKesson Corp.
4.75%, 3/1/21 (b)	150	170
MeadWestvaco Corp.
7.38%, 9/1/19 (b)	120	140
NBC Universal Media LLC
5.15%, 4/30/20	265	300
News America, Inc.
4.50%, 2/15/21	85	91
Nordstrom, Inc.
4.00%, 10/15/21	90	96
PepsiCo, Inc.
2.75%, 3/5/22	275	268
Petro-Canada
6.80%, 5/15/38 (b)	145	186
Philip Morris International, Inc.
4.50%, 3/20/42	150	149
Phillips 66
4.30%, 4/1/22 (a)	300	306
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	75	91
Quest Diagnostics, Inc.
6.95%, 7/1/37	195	239
Roper Industries, Inc.
6.25%, 9/1/19	230	270
SABMiller Holdings, Inc.
3.75%, 1/15/22 (a)	200	204
Sanofi
4.00%, 3/29/21 (b)	150	164
Sonoco Products Co.
5.75%, 11/1/40	150	160
Stryker Corp.
2.00%, 9/30/16	325	333
Syngenta Finance
4.38%, 3/28/42	75	76
Teck Resources Ltd.
6.25%, 7/15/41	90	98
Telecom Italia Capital SA
7.18%, 6/18/19 (b)	209	224
Telefonica Europe BV
8.25%, 9/15/30	184	201
Telstra Corp., Ltd.
4.80%, 10/12/21 (a)(b)	120	131
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	250	254
Time Warner Cable, Inc.,
6.75%, 6/15/39 (b)	80	96
8.75%, 2/14/19 (b)	100	131
Time Warner, Inc.
7.70%, 5/1/32 (b)	340	445

	Face Amount (000)	Value (000)
Total Capital International SA
2.88%, 2/17/22 (b)	$300	$288
Union Pacific Corp.
6.15%, 5/1/37	150	180
URS Corp.
3.85%, 4/1/17 (a)	300	299
Vale Overseas Ltd.,
5.63%, 9/15/19	116	130
6.88%, 11/10/39 (b)	21	25
Valero Energy Corp.
6.13%, 2/1/20 (b)	150	173
Valspar Corp.
4.20%, 1/15/22	290	297
Verisk Analytics, Inc.
5.80%, 5/1/21	185	198
Verizon Communications, Inc.,
4.60%, 4/1/21 (b)	170	189
6.35%, 4/1/19	125	152
8.95%, 3/1/39	150	233
VF Corp.
3.50%, 9/1/21	120	123
Viacom, Inc.
6.88%, 4/30/36	100	126
Vivendi SA
6.63%, 4/4/18 (a)	102	115
Volkswagen International Finance
2.38%, 3/22/17 (a)	160	161
Waste Management, Inc.
6.13%, 11/30/39 (b)	100	122
Weatherford Bermuda
4.50%, 4/15/22	150	150
Wesfarmers Ltd.
2.98%, 5/18/16 (a)	100	102
Woolworths Ltd.
4.00%, 9/22/20 (a)	140	144
WPP Finance UK
8.00%, 9/15/14	136	156
Wyndham Worldwide Corp.
4.25%, 3/1/22 (b)	255	250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22 (a)(b)	325	318
Yum! Brands, Inc.
6.88%, 11/15/37	175	224
		25,877
Utilities (9.9%)
Appalachian Power Co.
7.00%, 4/1/38	150	197
Boston Gas Co.
4.49%, 2/15/42 (a)	125	126
Consolidated Edison Co. of New York, Inc.
6.65%, 4/1/19	100	125
Duke Energy Carolinas
1.75%, 12/15/16 (b)	320	324

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
EDF SA
4.60%, 1/27/20 (a)(b)	$90	$95
Enel Finance International N.V.
5.13%, 10/7/19 (a)(b)	200	197
Energy Transfer Partners LP
9.00%, 4/15/19	105	130
Enterprise Products Operating LLC,
5.25%, 1/31/20 (b)	25	28
Series N
6.50%, 1/31/19	529	629
EQT Corp.
4.88%, 11/15/21	200	203
Exelon Generation Co., LLC
6.25%, 10/1/39	175	205
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	171	192
6.80%, 8/15/39	125	140
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (a)	175	178
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	300	351
Nevada Power Co.
6.65%, 4/1/36	150	193
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	181	212
PPL WEM Holdings PLC
3.90%, 5/1/16 (a)	315	328
PSEG Power LLC
8.63%, 4/15/31	200	285
Sempra Energy
6.00%, 10/15/39	125	151
Spectra Energy Capital LLC
8.00%, 10/1/19	50	63
UIL Holdings Corp.
4.63%, 10/1/20	375	380
Virginia Electric and Power Co.
2.95%, 1/15/22	325	322
		5,054
		49,648
Sovereign (0.3%)
Bermuda Government International Bond
5.60%, 7/20/20 (a)	125	142
Total Fixed Income Securities (Cost $48,614)		50,278
	Shares
Short-Term Investments (20.0%)
Securities held as Collateral on Loaned Securities (18.4%)
Investment Company (15.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	7,913,899	7,914

	Face Amount (000)	Value (000)
Repurchase Agreements (2.9%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $210; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $214)	$210	$210
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $1,298; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $1,402)	1,298	1,298
		1,508
Total Securities held as Collateral on Loaned Securities (Cost $9,422)		9,422
	Shares
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $723)	723,124	723
	Face Amount (000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill
0.14%, 8/30/12 (d)(e)	$95	95
Total Short-Term Investments (Cost $10,240)		10,240
Total Investments (118.4%) (Cost $58,854) Including $9,206 of Securities Loaned (f)		60,518
Liabilities in Excess of Other Assets (-18.4%)		(9,395)
Net Assets (100.0%)		$51,123

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at March 31, 2012.

(c)  When-issued security.

(d)  Rate shown is the yield to maturity at March 31, 2012.

(e)  All or a portion of the security was pledged as collateral for swap agreements.

(f)  Securities are available for collateral in connection with purchase of when-issued securities, open futures contracts and swap agreements.

IO  Interest Only.

MTN  Medium Term Note.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	40	$8,806	Jun-12	$(5)
U.S. Treasury 5 yr. Note	1	122	Jun-12	1
U.S. Treasury Ultra Long Bond	9	1,359	Jun-12	(26)
Short:
U.S. Treasury 10 yr. Note	54	(6,992)	Jun-12	(20)
U.S. Treasury 30 yr. Bond	15	(2,066)	Jun-12	51
				$1

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	3 Month LIBOR	Receive	2.42%	3/22/22	$642	$(8)
JP Morgan Chase	3 Month LIBOR	Receive	2.43	3/22/22	311	(5)
						$(13)

LIBOR  London Interbank Offered Rate

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2012. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$480	$—	$480
Collateralized Mortgage Obligations — Agency Collateral Series	—	8	—	8
Corporate Bonds	—	49,648	—	49,648
Sovereign	—	142	—	142
Total Fixed Income Securities	—	50,278	—	50,278
Short-Term Investments
Repurchase Agreements	—	1,508	—	1,508
Investment Company	8,637	—	—	8,637
U.S. Treasury Security	—	95	—	95
Total Short-Term Investments	8,637	1,603	—	10,240

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Futures Contracts	$52	$—	$—	$52
Total Assets	8,689	51,881	—	60,570
Liabilities:
Futures Contracts	(51)	—	—	(51)
Interest Rate Swap Agreements	—	(13)	—	(13)
Total Liabilities	(51)	(13)	—	(64)
Total	$8,638	$51,868	$—	$60,506

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	50.7%
Finance	36.6
Utilities	9.9
Other**	2.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2012.

**  Industries representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $19,345,000 and net unrealized appreciation of approximately $1,000 and open swap agreements with total unrealized depreciation of approximately $13,000.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.8%)
Corporate Bonds (97.8%)
Basic Materials (3.4%)
FMG Resources August 2006 Pty Ltd.
6.88%, 4/1/22 (a)	$100	$98
Ineos Group Holdings Ltd.
8.50%, 2/15/16 (a)	150	142
Kraton Polymers LLC/Kraton Polymers Capital Corp.
6.75%, 3/1/19	100	104
		344
Communications (6.0%)
Avaya, Inc.
7.00%, 4/1/19 (a)	150	151
Cablevision Systems Corp.
7.75%, 4/15/18	100	105
CommScope, Inc.
8.25%, 1/15/19 (a)	100	107
GXS Worldwide, Inc.
9.75%, 6/15/15	150	147
Level 3 Financing, Inc.
8.13%, 7/1/19 (a)	100	104
		614
Consumer Discretionary (4.0%)
IDQ Holdings, Inc.
11.50%, 4/1/17 (a)	150	154
Monitronics International, Inc.
9.13%, 4/1/20 (a)	150	153
Silgan Holdings, Inc.
5.00%, 4/1/20 (a)	100	100
		407
Consumer, Cyclical (23.8%)
Academy Ltd./Academy Finance Corp.
9.25%, 8/1/19 (a)	150	155
Ameristar Casinos, Inc.
7.50%, 4/15/21	100	105
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	150	157
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18	150	117
Caesars Operating Escrow LLC/Caesars Escrow Corp.
8.50%, 2/15/20 (a)	50	51
Chester Downs & Marina LLC
9.25%, 2/1/20 (a)	100	106
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	200	202
CKE Restaurants, Inc.
11.38%, 7/15/18	100	115

	Face Amount (000)	Value (000)
Diamond Resorts Corp.
12.00%, 8/15/18	$150	$161
Gap, Inc. (The)
5.95%, 4/12/21	100	101
INTCOMEX, Inc.
13.25%, 12/15/14	150	151
Lions Gate Entertainment, Inc.
10.25%, 11/1/16 (a)	150	166
Logan's Roadhouse, Inc.
10.75%, 10/15/17	150	147
MGM Resorts International
8.63%, 2/1/19 (a)	100	108
Realogy Corp.
7.63%, 1/15/20 (a)	50	53
Rite Aid Corp.
9.50%, 6/15/17	150	151
Sabre Holdings Corp.
8.35%, 3/15/16	150	137
Snoqualmie Entertainment Authority
9.13%, 2/1/15 (a)	150	151
VWR Funding, Inc., Series B
10.25%, 7/15/15 (b)	100	104
		2,438
Consumer, Non-Cyclical (20.6%)
Amscan Holdings, Inc.
8.75%, 5/1/14	52	52
Apria Healthcare Group, Inc.
11.25%, 11/1/14	100	105
Armored Autogroup, Inc.
9.25%, 11/1/18 (a)	150	126
BioScrip, Inc.
10.25%, 10/1/15	100	109
Bumble Bee Holdco SCA, PIK
9.63%, 3/15/18 (a)(c)	200	183
Emergency Medical Services Corp.
8.13%, 6/1/19	150	155
HCA, Inc.
5.88%, 3/15/22	100	100
inVentiv Health, Inc.
10.00%, 8/15/18 (a)	150	136
Kindred Healthcare, Inc.
8.25%, 6/1/19	150	131
Knowledge Learning Corp.
7.75%, 2/1/15 (a)	150	125
NCO Group, Inc.
11.88%, 11/15/14	150	155
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.25%, 9/1/17	100	109
ServiceMaster Co.
8.00%, 2/15/20 (a)	100	107

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
Spectrum Brands, Inc.
6.75%, 3/15/20 (a)	$100	$101
US Foodservice
8.50%, 6/30/19 (a)	150	153
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/1/18	100	103
YCC Holdings LLC/Yankee Finance, Inc., PIK
10.25%, 2/15/16 (c)	150	154
		2,104
Diversified (1.0%)
CCM Merger, Inc.
9.13%, 5/1/19 (a)100		101
Energy (7.3%)
Chesapeake Energy Corp.
6.78%, 3/15/19	100	99
Concho Resources, Inc.
5.50%, 10/1/22	50	49
Continental Resources, Inc.
5.00%, 9/15/22 (a)	100	101
Hercules Offshore, Inc.
7.13%, 4/1/17 (a)(d)	100	100
Key Energy Services, Inc.
6.75%, 3/1/21 (a)	100	103
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/1/19 (a)	50	49
Penn Virginia Corp.
10.38%, 6/15/16	150	148
PetroBakken Energy Ltd.
8.63%, 2/1/20 (a)	100	104
		753
Finance (8.7%)
E*Trade Financial Corp.
7.88%, 12/1/15	150	153
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 1/15/16	100	104
Kennedy-Wilson, Inc.
8.75%, 4/1/19	150	157
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.88%, 3/15/22 (a)	100	101
Nuveen Investments, Inc.
10.50%, 11/15/15	125	130
Regions Financial Corp.
5.75%, 6/15/15	100	106
USI Holdings Corp.
4.38%, 11/15/14 (a)(b)	150	141
		892

	Face Amount (000)	Value (000)
Industrials (11.2%)
Atkore International, Inc.
9.88%, 1/1/18	$100	$105
Griffon Corp.
7.13%, 4/1/18	100	104
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)(d)	100	103
Kratos Defense & Security Solutions, Inc.
10.00%, 6/1/17	150	163
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.88%, 1/15/17	150	159
Pregis Corp.
12.38%, 10/15/13	135	136
Quality Distribution LLC/QD Capital Corp.
9.88%, 11/1/18	150	165
Sequa Corp.
11.75%, 12/1/15 (a)	150	160
Terex Corp.
6.50%, 4/1/20	50	51
		1,146
Technology (9.2%)
BE Aerospace, Inc.
5.25%, 4/1/22	50	51
CDW LLC/CDW Finance Corp.
8.50%, 4/1/19	100	107
First Data Corp.,
10.55%, 9/24/15	200	204
Freescale Semiconductor, Inc.
9.25%, 4/15/18 (a)	100	110
Harron Communications LP/Harron Finance Corp.
9.13%, 4/1/20 (a)(d)	150	155
iGate Corp.
9.00%, 5/1/16	100	109
Lawson Software, Inc.
9.38%, 4/1/19 (a)(d)	150	156
Lawson Software, Inc.
11.50%, 7/15/18 (a)	45	50
		942
Utilities (2.6%)
AES Corp. (The)
7.38%, 7/1/21 (a)	100	111
CMS Energy Corp.
5.05%, 3/15/22	100	101
United Maritime Group LLC/United Maritime Group Finance Corp.
11.75%, 6/15/15	50	52
		264
Total Fixed Income Securities (Cost $9,898)		10,005

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Shares	Value (000)
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $101)	100,716	$101
Total Investments (98.8%) (Cost $9,999)		10,106
Other Assets in Excess of Liabilities (1.2%)		127
Net Assets (100.0%)		$10,233

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.

(c)  Payment-in-kind security.

(d)  When-issued security.

PIK  Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the fundcode not found's investments as of March 31, 2012. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities — Corporate Bonds	$—	$10,005	$—	$10,005
Short-Term Investment — Investment Company	101	—	—	101
Total Assets	$101	$10,005	$—	$10,106

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	24.1%
Consumer, Non-Cyclical	20.8
Other*	12.1
Industrials	11.3
Technology	9.3
Finance	8.8
Energy	7.5
Communications	6.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.9%)
Agency Adjustable Rate Mortgages (0.7%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
5.45%, 1/1/38	$281	$300
Federal National Mortgage Association, Conventional Pools:
2.39%, 5/1/35	820	868
		1,168
Agency Fixed Rate Mortgages (0.8%)
Federal Home Loan Mortgage Corporation, Gold Pools:
6.50%, 9/1/19 - 11/1/29	17	21
7.50%, 11/1/19	2	2
12.00%, 6/1/15	3	3
Federal National Mortgage Association, Conventional Pools:
6.50%, 2/1/28 - 10/1/32	1,011	1,153
7.00%, 7/1/29 - 12/1/33	65	75
Government National Mortgage Association, Various Pools:
9.00%, 11/15/16 - 12/15/16	42	47
		1,301
Asset-Backed Securities (22.0%)
Ally Master Owner Trust,
1.99%, 1/15/15 (a)(b)	275	278
2.15%, 1/15/16	700	715
2.88%, 4/15/15 (a)	650	662
American Express Credit Account Master Trust
1.49%, 3/15/17 (b)	2,325	2,391
ARI Fleet Lease Trust
1.69%, 8/15/18 (a)(b)	168	169
Bank of America Auto Trust
2.13%, 9/15/13 (a)	100	100
BMW Floorplan Master Owner Trust
1.39%, 9/15/14 (a)(b)	2,600	2,613
Capital One Multi-Asset Execution Trust
0.32%, 9/15/15 (b)	1,355	1,355
Chase Issuance Trust
1.79%, 4/15/14 (b)	1,600	1,601
Chesapeake Funding LLC
2.24%, 12/15/20 (a)(b)	260	261
Citibank Credit Card Issuance Trust (See Note G-2)
2.25%, 12/23/14	1,950	1,975
CNH Equipment Trust,
1.17%, 5/15/15	1,368	1,370
1.54%, 7/15/14	287	288
Discover Card Master Trust
1.54%, 12/15/14 (b)	3,000	3,008
Ford Credit Floorplan Master Owner Trust,
1.79%, 9/15/14 (b)	2,600	2,618
4.20%, 2/15/17 (a)	1,150	1,246

	Face Amount (000)	Value (000)
GE Capital Credit Card Master Note Trust
2.34%, 4/15/15 (b)	$3,850	$3,847
GE Equipment Midticket LLC
0.94%, 7/14/14 (a)	928	928
Harley-Davidson Motorcycle Trust,
1.16%, 2/15/15	1,825	1,831
1.74%, 9/15/13	193	193
1.87%, 2/15/14	263	264
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (a)	1,295	1,296
MMAF Equipment Finance LLC
2.37%, 11/15/13 (a)	549	551
MMCA Automobile Trust
1.39%, 1/15/14 (a)	736	737
Nissan Auto Lease Trust
1.12%, 12/15/13	1,625	1,631
Nissan Master Owner Trust Receivables
1.39%, 1/15/15 (a)(b)	625	630
North Carolina State Education Assistance Authority,
1.01%, 1/25/21 (b)	732	730
1.36%, 7/25/25 (b)	625	614
Panhandle-Plains Higher Education Authority, Inc.
1.42%, 7/1/24 (b)	275	270
Wheels SPV LLC
1.79%, 3/15/18 (a)(b)	204	204
		34,376
Collateralized Mortgage Obligation — Agency Collateral Series (1.4%)
Federal Home Loan Mortgage Corporation, REMIC
7.50%, 9/15/29	1,811	2,153
Commercial Mortgage Backed Security (0.5%)
Wachovia Bank Commercial Mortgage Trust
5.32%, 7/15/41 (b)	665	715
Corporate Bonds (58.3%)
Finance (25.6%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)	745	760
Abbey National Treasury Services PLC
2.88%, 4/25/14	615	613
ABN Amro Bank
4.25%, 2/2/17 (a)	400	407
Aflac, Inc.
3.45%, 8/15/15	325	342
American Express Co.
7.25%, 5/20/14	1,680	1,892
American International Group, Inc.
3.65%, 1/15/14	745	759
Bank of America Corp., Series 1
3.75%, 7/12/16	1,295	1,303
Barclays Bank PLC
2.50%, 1/23/13	1,030	1,039

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
BBVA Bancomer SA
4.50%, 3/10/16 (a)	$955	$988
BNP Paribas SA
3.60%, 2/23/16	920	930
BP Capital Markets PLC
3.88%, 3/10/15	595	639
Canadian Imperial Bank of Commerce
1.45%, 9/13/13	1,130	1,142
Capital One Financial Corp.
7.38%, 5/23/14	875	969
Citigroup, Inc. (See Note G-2)
4.45%, 1/10/17	1,125	1,180
CNH Capital LLC
6.25%, 11/1/16 (a)	130	140
Commonwealth Bank of Australia
1.95%, 3/16/15	735	740
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.38%, 1/19/17	330	338
Credit Suisse
5.50%, 5/1/14	840	901
Deutsche Bank AG
2.38%, 1/11/13	1,105	1,114
DNB Bank ASA
3.20%, 4/3/17 (a)(c)	610	613
General Electric Capital Corp.
2.95%, 5/9/16	2,790	2,913
Genworth Life Institutional Funding Trust
5.88%, 5/3/13 (a)	865	898
Goldman Sachs Group, Inc. (The)
3.63%, 2/7/16	1,250	1,251
HCP, Inc.
2.70%, 2/1/14	575	583
HSBC USA, Inc.
2.38%, 2/13/15	775	781
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 1/15/16	375	390
ING Bank
3.75%, 3/7/17 (a)	600	595
Intesa Sanpaolo SpA
3.63%, 8/12/15 (a)	550	526
JPMorgan Chase & Co.,
1.88%, 3/20/15	475	477
3.15%, 7/5/16	1,025	1,058
Macquarie Group Ltd.
7.30%, 8/1/14 (a)	720	772
Metropolitan Life Global Funding I
2.00%, 1/10/14 (a)	950	965
Monumental Global Funding III
5.25%, 1/15/14 (a)	1,115	1,183

	Face Amount (000)	Value (000)
National Australia Bank Ltd.
3.00%, 7/27/16 (a)	$900	$917
Nationwide Building Society
4.65%, 2/25/15 (a)	840	864
Nissan Motor Acceptance Corp.
3.25%, 1/30/13 (a)	90	91
Nordea Bank AB
2.25%, 3/20/15 (a)	635	636
Northern Trust Corp.
5.50%, 8/15/13	1,060	1,128
Principal Financial Group, Inc.
7.88%, 5/15/14	816	901
Prudential Financial, Inc., MTN
4.75%, 9/17/15	930	1,010
Standard Chartered PLC
3.85%, 4/27/15 (a)	940	977
Svenska Handelsbanken AB
2.88%, 4/4/17 (c)	645	646
UBS AG
3.88%, 1/15/15	1,140	1,187
US Bancorp
2.20%, 11/15/16	940	959
Wells Fargo & Co.
3.68%, 6/15/16	1,350	1,443
		39,960
Industrials (27.2%)
Agilent Technologies, Inc.
4.45%, 9/14/12	1,325	1,345
Altria Group, Inc.
4.13%, 9/11/15	750	819
Anglo American Capital PLC
9.38%, 4/8/14 (a)	1,100	1,267
Anheuser-Busch InBev Worldwide, Inc.,
4.13%, 1/15/15	350	379
5.38%, 11/15/14	785	872
Applied Materials, Inc.
2.65%, 6/15/16	455	472
Apria Healthcare Group, Inc.
11.25%, 11/1/14	375	394
ArcelorMittal
9.00%, 2/15/15	610	702
Aristotle Holding, Inc.,
2.65%, 2/15/17 (a)	35	35
2.75%, 11/21/14 (a)	580	596
AT&T, Inc.
4.95%, 1/15/13	2,510	2,596
Bacardi Ltd.
7.45%, 4/1/14 (a)	835	933
Barrick Gold Corp.
1.75%, 5/30/14	660	668
Best Buy Co., Inc.
3.75%, 3/15/16	875	883

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	$830	$881
Coca-Cola Co. (The)
0.75%, 3/13/15	1,195	1,193
Comcast Corp.
6.50%, 1/15/15	870	993
COX Communications, Inc.
4.63%, 6/1/13	690	721
Daimler Finance North America LLC
1.88%, 9/15/14 (a)	785	797
Danaher Corp.
1.30%, 6/23/14	255	259
Delhaize Group SA
5.88%, 2/1/14	1,025	1,103
DirecTV Holdings LLC /DirecTV Financing Co., Inc.
4.75%, 10/1/14	695	756
Ecolab, Inc.
3.00%, 12/8/16	320	333
Ford Motor Credit Co. LLC
5.63%, 9/15/15	375	400
Gilead Sciences, Inc.
3.05%, 12/1/16	1,000	1,048
Harley-Davidson Funding Corp.
5.25%, 12/15/12 (a)	820	842
Hewlett-Packard Co.
3.30%, 12/9/16	815	849
Home Depot, Inc.
5.40%, 3/1/16	630	728
Kinross Gold Corp.
3.63%, 9/1/16 (a)	740	745
Kraft Foods, Inc.
6.75%, 2/19/14	875	967
Kroger Co. (The)
7.50%, 1/15/14	725	809
Marathon Petroleum Corp.
3.50%, 3/1/16	1,070	1,116
Marriott International, Inc.
4.63%, 6/15/12	1,300	1,308
McKesson Corp.
3.25%, 3/1/16	1,070	1,147
NBC Universal Media LLC
2.10%, 4/1/14	835	853
News America, Inc.
5.30%, 12/15/14	455	504
PepsiCo, Inc.
0.75%, 3/5/15	525	523
Phillips 66
1.95%, 3/5/15 (a)	200	202
Potash Corp. of Saskatchewan, Inc.
5.25%, 5/15/14	1,105	1,205
Quest Diagnostics, Inc.
3.20%, 4/1/16	925	970

	Face Amount (000)	Value (000)
Stryker Corp.
2.00%, 9/30/16	$715	$734
Tesoro Corp.
6.63%, 11/1/15	350	360
Texas Instruments, Inc.
1.38%, 5/15/14	955	970
Time Warner Cable, Inc.
8.25%, 2/14/14	700	793
Tyco Electronics Group SA
1.60%, 2/3/15	170	170
United Air Lines, Inc.
9.88%, 8/1/13 (a)	400	422
Verizon Communications, Inc.
1.25%, 11/3/14	715	723
Viacom, Inc.
4.38%, 9/15/14	1,100	1,187
Vodafone Group PLC
5.00%, 12/16/13	1,060	1,134
Volkswagen International Finance
1.63%, 3/22/15 (a)	1,195	1,196
Waste Management, Inc.
2.60%, 9/1/16	725	744
Wesfarmers Ltd.
2.98%, 5/18/16 (a)	395	404
WMG Acquisition Corp.
9.50%, 6/15/16	350	383
		42,433
Utilities (5.5%)
AES Corp. (The)
7.75%, 10/15/15	350	392
Commonwealth Edison Co.
1.63%, 1/15/14	805	818
EDF SA
5.50%, 1/26/14 (a)	1,105	1,186
Enel Finance International N.V.
3.88%, 10/7/14 (a)	1,115	1,126
FirstEnergy Solutions Corp.
4.80%, 2/15/15	755	817
NextEra Energy Capital Holdings, Inc.
5.35%, 6/15/13	825	868
Plains All American Pipeline L.P./PAA Finance Corp.
4.25%, 9/1/12	1,140	1,154
Sempra Energy
2.00%, 3/15/14	915	934
Spectra Energy Capital LLC
5.90%, 9/15/13	965	1,025
TransCanada PipeLines Ltd.
0.88%, 3/2/15	300	300
		8,620
		91,013
Mortgage — Other (0.3%)
FDIC Structured Sale Guaranteed Notes
0.55%, 2/25/48 (a)(b)	531	532

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Non-U.S. Government — Guaranteed (8.7%)
Commonwealth Bank of Australia
2.50%, 12/10/12 (a)	$2,300	$2,328
Royal Bank of Scotland PLC (The)
2.63%, 5/11/12 (a)	2,230	2,230
Swedbank AB
2.90%, 1/14/13 (a)	5,900	6,001
Westpac Securities NZ Ltd.
2.50%, 5/25/12 (a)	3,020	3,018
		13,577
U.S. Treasury Securities (5.2%)
U.S. Treasury Notes,
0.50%, 11/15/13	4,050	4,063
1.25%, 8/31/15	3,100	3,166
2.38%, 6/30/18	875	926
		8,155
Total Fixed Income Securities (Cost $150,116)		152,990
	Shares
Short-Term Investments (2.9%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $4,014)	4,014,149	4,014

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill
0.14%, 8/30/12 (e)(f)(g)	$510	$510
Total Short-Term Investments (Cost $4,524)		4,524
Total Investments (100.8%) (Cost $154,640) (h)		157,514
Liabilities in Excess of Other Assets (-0.8%)		(1,266)
Net Assets (100.0%)		$156,248

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.

(c)  When-issued security.

(d)  Non-income producing security.

(e)  Rate shown is the yield to maturity at March 31, 2012.

(f)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(g)  All or a portion of the security was pledged as collateral for swap agreements.

(h)  Securities are available for collateral in connection with purchase of when-issued securities, open futures contracts and swap agreements.

FDIC  Federal Deposit Insurance Corporation.

MTN  Medium Term Note.

REMIC  Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	186	$40,946	Jun-12	$(28)
U.S. Treasury 10 yr. Note	10	1,295	Jun-12	(19)
Short:
U.S. Treasury 5 yr. Note	125	(15,317)	Jun-12	70
				$23

Zero Coupon Swap Agreements:

The Portfolio had the following zero coupon swap agreements open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	$4,696	3 Month LIBOR	Pay	11/15/21	$170	$729
Deutsche Bank	4,009	3 Month LIBOR	Receive	11/15/21	(280)	(1,266)
						$(537)

LIBOR  London Interbank Offered Rate.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2012. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,168	$—	$1,168
Agency Fixed Rate Mortgages	—	1,301	—	1,301
Asset-Backed Securities	—	34,376	—	34,376
Collateralized Mortgage Obligations — Agency Collateral Series	—	2,153	—	2,153
Commercial Mortgage Backed Security	—	715	—	715
Corporate Bonds	—	91,013	—	91,013
Mortgages — Other	—	532	—	532
Non-U.S. Government — Guaranteed	—	13,577	—	13,577
U.S. Treasury Securities	—	8,155	—	8,155
Total Fixed Income Securities	—	152,990	—	152,990
Short-Term Investments
Investment Company	4,014	—	—	4,014
U.S. Treasury Security	—	510	—	510
Total Short-Term Investments	4,014	510	—	4,524
Futures Contracts	70	—	—	70
Zero Coupon Swap Agreements	—	729	—	729
Total Assets	4,084	154,229	—	158,313
Liabilities:
Futures Contracts	(47)	—	—	(47)
Zero Coupon Swap Agreements	—	(1,266)	—	(1,266)
Total Liabilities	(47)	(1,266)	—	(1,313)
Total	$4,037	$152,963	$—	$157,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	26.9%
Finance	25.4
Asset-Backed Securities	21.8
Non-U.S. Government — Guaranteed	8.6
Other*	6.3
Utilities	5.5
U.S. Treasury Securities	5.5
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with an underlying face amount of approximately $57,558,000 and net unrealized appreciation of approximately $23,000 and open swap agreements with net unrealized depreciation of approximately $537,000.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (95.6%)
Asset-Backed Securities (0.6%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$95	$105
8.35%, 7/10/31 (a)	29	36
		141
Corporate Bonds (47.0%)
Finance (11.4%)
ACE INA Holdings, Inc.
6.70%, 5/15/36	40	52
Aetna, Inc.
6.63%, 6/15/36	40	50
Aflac, Inc.
6.90%, 12/17/39	75	88
AIG SunAmerica Global Financing X
6.90%, 3/15/32 (a)	17	19
Allstate Corp. (The),
5.95%, 4/1/36	65	74
6.13%, 12/15/32	30	35
American Express Co.
8.13%, 5/20/19	45	59
Bear Stearns Cos. LLC (The)
7.25%, 2/1/18	45	54
Chubb Corp. (The)
6.50%, 5/15/38	30	39
Cigna Corp.
5.38%, 2/15/42	35	36
Citigroup, Inc.(See Note G-2),
5.85%, 12/11/34	225	231
6.88%, 3/5/38	30	35
Credit Suisse USA, Inc.
7.13%, 7/15/32	50	60
Farmers Exchange Capital
7.05%, 7/15/28 (a)	100	109
General Electric Capital Corp.,
5.88%, 1/14/38	155	171
MTN
6.15%, 8/7/37	5	6
6.75%, 3/15/32	140	168
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	290	284
Hartford Financial Services Group, Inc.
6.63%, 3/30/40	75	78
HSBC Holdings PLC
6.50%, 5/2/36	235	262
JPMorgan Chase & Co.
6.40%, 5/15/38	55	66
JPMorgan Chase Capital XXVII
7.00%, 11/1/39	55	56
Lincoln National Corp.
6.30%, 10/9/37	20	22

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc.
7.75%, 5/14/38	$175	$192
MetLife, Inc.
5.70%, 6/15/35	95	111
Principal Financial Group, Inc.
6.05%, 10/15/36	70	76
Protective Life Corp.
8.45%, 10/15/39	50	58
Prudential Financial, Inc.,
MTN
6.63%, 12/1/37	55	64
UnitedHealth Group, Inc.,
5.80%, 3/15/36	80	92
6.88%, 2/15/38	50	66
WellPoint, Inc.
6.38%, 6/15/37	30	37
		2,750
Industrials (26.8%)
Agrium, Inc.
7.13%, 5/23/36	55	69
Alcoa, Inc.
5.95%, 2/1/37	20	20
Altria Group, Inc.,
9.95%, 11/10/38	45	69
10.20%, 2/6/39	80	124
Amgen, Inc.
5.15%, 11/15/41	35	35
Anadarko Petroleum Corp.
6.20%, 3/15/40	100	114
ArcelorMittal
7.00%, 10/15/39	30	29
AT&T, Inc.,
5.35%, 9/1/40	325	347
5.55%, 8/15/41	60	67
6.30%, 1/15/38	30	35
BSKYB Finance UK PLC
6.50%, 10/15/35 (a)	50	56
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	40	49
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	55	66
Canadian Natural Resources Ltd.
6.25%, 3/15/38	75	92
Canadian Oil Sands Ltd.
6.00%, 4/1/42 (a)	25	25
CBS Corp.
7.88%, 7/30/30	35	45
CenturyLink, Inc.,
Series P
7.60%, 9/15/39	120	114
Comcast Corp.
6.95%, 8/15/37	100	127

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
ConAgra Foods, Inc.
8.25%, 9/15/30	$65	$83
Corning, Inc.
7.25%, 8/15/36	85	102
CSX Corp.
6.15%, 5/1/37	60	70
Daimler Finance North America LLC
8.50%, 1/18/31	65	95
Darden Restaurants, Inc.
6.80%, 10/15/37	50	57
Delhaize Group SA
5.70%, 10/1/40	105	97
Deutsche Telekom International Finance BV
8.75%, 6/15/30	85	117
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
6.35%, 3/15/40	40	44
Dr. Pepper Snapple Group, Inc.
7.45%, 5/1/38	75	102
Grupo Televisa SA
6.63%, 1/15/40	75	86
Halliburton Co.
4.50%, 11/15/41	50	51
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	40	47
Hess Corp.
7.13%, 3/15/33	55	70
Hewlett-Packard Co.
6.00%, 9/15/41	75	82
Holcim Capital Corp. Ltd.
6.88%, 9/29/39 (a)	100	101
Home Depot, Inc. (The)
5.88%, 12/16/36	140	168
Illinois Tool Works, Inc.
4.88%, 9/15/41 (a)	50	54
International Paper Co.
7.30%, 11/15/39	95	116
JC Penney Corp., Inc.
7.40%, 4/1/37	50	49
KLA-Tencor Corp.
6.90%, 5/1/18	45	54
Kohl's Corp.
6.88%, 12/15/37	55	67
Koninklijke KPN N.V.
8.38%, 10/1/30	25	32
Koninklijke Philips Electronics N.V.
6.88%, 3/11/38	70	87
Kraft Foods, Inc.
6.88%, 1/26/39	150	189
Kroger Co. (The)
6.90%, 4/15/38	80	100
Lorillard Tobacco Co.
8.13%, 5/1/40	45	55

	Face Amount (000)	Value (000)
Lowe's Cos., Inc.
6.65%, 9/15/37	$45	$58
Marathon Petroleum Corp.
6.50%, 3/1/41	100	108
NBC Universal Media LLC
6.40%, 4/30/40	45	54
News America, Inc.
6.40%, 12/15/35	105	119
Petro-Canada,
5.95%, 5/15/35	55	64
6.80%, 5/15/38	100	128
Petrobras International Finance Co.
6.88%, 1/20/40	60	71
Philip Morris International, Inc.
4.50%, 3/20/42	75	74
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	85	103
Quest Diagnostics, Inc.,
5.75%, 1/30/40	30	31
6.95%, 7/1/37	80	98
Qwest Corp.
6.88%, 9/15/33	40	40
Ralcorp Holdings, Inc.
6.63%, 8/15/39	90	91
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	25	29
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	40	52
Southern Copper Corp.
6.75%, 4/16/40	100	109
Syngenta Finance
4.38%, 3/28/42	30	30
Target Corp.
7.00%, 1/15/38	100	135
Telecom Italia Capital SA
7.20%, 7/18/36	40	39
Telefonica Europe BV
8.25%, 9/15/30	35	38
Teva Pharmaceutical Finance Co. LLC
6.15%, 2/1/36	25	30
Time Warner Cable, Inc.
6.55%, 5/1/37	85	99
Time Warner, Inc.
7.70%, 5/1/32	195	255
Union Pacific Corp.
6.25%, 5/1/34	115	141
Vale Overseas Ltd.
6.88%, 11/21/36	50	58
Valero Energy Corp.,
6.63%, 6/15/37	65	71
9.38%, 3/15/19	40	53

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Verizon Communications, Inc.,
5.85%, 9/15/35	$120	$138
8.95%, 3/1/39	115	178
Vivendi SA
6.63%, 4/4/18 (a)	40	45
Vodafone Group PLC
6.15%, 2/27/37	45	55
Wal-Mart Stores, Inc.
6.50%, 8/15/37	35	46
Waste Management, Inc.
6.13%, 11/30/39	95	116
Williams Cos., Inc. (The)
7.75%, 6/15/31	39	48
Xerox Corp.
5.63%, 12/15/19	20	22
		6,484
Utilities (8.8%)
Columbus Southern Power Co.
6.60%, 3/1/33	30	37
Constellation Energy Group, Inc.
7.60%, 4/1/32	75	98
Detroit Edison Co. (The)
6.35%, 10/15/32	60	74
E.ON International Finance BV
6.65%, 4/30/38 (a)	25	32
EDF SA
5.60%, 1/27/40 (a)	30	31
Enbridge Energy Partners LP
7.50%, 4/15/38	50	64
Energy Transfer Partners LP,
7.50%, 7/1/38	60	68
9.00%, 4/15/19	19	23
Entergy Louisiana LLC
5.40%, 11/1/24	50	58
Enterprise Products Operating LLC
5.95%, 2/1/41	100	112
Exelon Generation Co., LLC
6.25%, 10/1/39	175	205
FirstEnergy Solutions Corp.
6.80%, 8/15/39	180	201
Kinder Morgan Energy Partners LP
6.50%, 2/1/37	65	72
Nevada Power Co.
6.65%, 4/1/36	125	160
Nisource Finance Corp.
6.13%, 3/1/22	85	99
Ohio Power Co.
6.60%, 2/15/33	110	135
Oncor Electric Delivery Co. LLC
7.50%, 9/1/38	25	32

	Face Amount (000)	Value (000)
ONEOK Partners LP
6.85%, 10/15/37	$75	$90
Plains All American Pipeline LP/PAA Finance Corp.,
6.65%, 1/15/37	40	47
6.70%, 5/15/36	75	88
PPL Electric Utilities Corp.
6.45%, 8/15/37	30	40
Sempra Energy
6.00%, 10/15/39	125	151
Spectra Energy Capital LLC
7.50%, 9/15/38	45	57
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	125	142
		2,116
		11,350
Municipal Bonds (6.5%)
American Municipal Power, Inc.
6.05%, 2/15/43	55	61
Bay Area Toll Authority
6.26%, 4/1/49	90	116
Chicago, IL Board of Education
6.14%, 12/1/39	50	56
Chicago, IL Transit Authority
6.20%, 12/1/40	85	97
City of New York, NY,
Series G-1
5.97%, 3/1/36	40	49
City of San Francisco, CA,
Public Utilities Commission Water Revenue
6.00%, 11/1/40	55	66
County of Clark N.V.
6.82%, 7/1/45	105	139
District of Columbia
5.59%, 12/1/34	65	79
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	70	84
Indianapolis, IN Local Public Improvement Bond Bank
6.12%, 1/15/40	35	44
Los Angeles, CA Unified School District
6.76%, 7/1/34	45	58
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	65	73
6.66%, 4/1/57	25	28
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/40	35	45
New York City, NY Municipal Water Finance Authority
5.72%, 6/15/42	30	38
New York City, NY Transitional Finance Authority
5.27%, 5/1/27	40	47
North Texas Tollway Authority
6.72%, 1/1/49	90	116

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont'd)
San Diego, CA County Water Authority
6.14%, 5/1/49	$25	$32
State of California, General Obligation Bonds
7.55%, 4/1/39	160	206
State of Illinois
6.63%, 2/1/35	50	55
State of Washington
5.09%, 8/1/33	65	74
		1,563
Sovereign (3.0%)
Brazilian Government International Bond
8.25%, 1/20/34	210	318
Mexico Government International Bond
6.05%, 1/11/40	165	200
Panama Government International Bond
9.38%, 4/1/29	43	69
Peruvian Government International Bond
8.75%, 11/21/33	35	54
Petroleos Mexicanos
4.88%, 1/24/22 (a)	70	74
		715
U.S. Agency Security (2.5%)
Federal Home Loan Mortgage Corporation
6.75%, 3/15/31	417	602
U.S. Treasury Securities (36.0%)
U.S. Treasury Bonds,
3.13%, 11/15/41	1,240	1,189
3.50%, 2/15/39	1,060	1,101
3.75%, 8/15/41	885	957
3.88%, 8/15/40	860	951
4.25%, 11/15/40	1,500	1,767
5.50%, 8/15/28	1,455	1,948
6.75%, 8/15/26	530	783
		8,696
Total Fixed Income Securities (Cost $20,318)		23,067

	Shares	Value (000)
Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $876)	875,832	$876
Total Investments (99.2%) (Cost $21,194) (b)		23,943
Other Assets in Excess of Liabilities (0.8%)		196
Net Assets (100.0%)		$24,139

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Securities are available for collateral in connection with futures contracts and swap agreements.

MTN  Medium Term Note.

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	18	$2,331	Jun-12	$12
Short:
U.S. Treasury 2 yr. Note	4	(880)	Jun-12	(1)
U.S. Treasury 5 yr. Note	3	(368)	Jun-12	2
				$13

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month EURIBOR	Pay	4.26%	8/18/26	EUR	1,090	$48
Bank of America NA	3 Month LIBOR	Receive	4.35	8/18/26		$1,460	(26)
Bank of America NA	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	1,375	(42)
Bank of America NA	3 Month LIBOR	Pay	4.15	8/18/31		$1,810	25
Goldman Sachs International	3 Month LIBOR	Receive	2.42	3/22/22		273	(4)
JP Morgan Chase	3 Month LIBOR	Receive	2.43	3/22/22		132	(2)
							$(1)

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Portfolio of Investments (cont'd)

Long Duration Fixed Income Portfolio

Zero Coupon Swap Agreements:

The Portfolio had the following zero coupon swap agreements open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$609	3 Month LIBOR	Receive	11/15/19	$(44)	$(190)
Barclays Capital	722	3 Month LIBOR	Pay	11/15/19	25	103
						$(87)

EURIBOR  Euro Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

EUR  Euro

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2012. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$141	$—	$141
Corporate Bonds	—	11,350	—	11,350
Municipal Bonds	—	1,563	—	1,563
Sovereign	—	715	—	715
U.S. Agency Securities	—	602	—	602
U.S. Treasury Securities	—	8,696	—	8,696
Total Fixed Income Securities	—	23,067	—	23,067
Short-Term Investment — Investment Company	876	—	—	876
Futures Contracts	14	—	—	14
Interest Rate Swap Agreements	—	73	—	73
Zero Coupon Swap Agreements	—	103	—	103
Total Assets	890	23,243	—	24,133
Liabilities:
Futures Contracts	(1)	—	—	(1)
Interest Rate Swap Agreements	—	(74)	—	(74)
Zero Coupon Swap Agreements	—	(190)	—	(190)
Total Liabilities	(1)	(264)	—	(265)
Total	$889	$22,979	$—	$23,868

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	36.3%
Industrials	27.1
Finance	11.5
Other*	9.7
Utilities	8.9
Municipal Bonds	6.5
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with an underlying face amount of approximately $3,579,000 and net unrealized appreciation of approximately $13,000. Also does not include open swap agreements with net unrealized depreciation of approximately $88,000.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Statements of Assets and Liabilities

	Balanced Portfolio (000)	Mid Cap Growth Portfolio (000)	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$35,356	$5,674,105	$61,255	$258,559
Investments in Securities of Affiliated Issuers, at Cost	11,757	174,656	9,809	38,381
Total Investments in Securities, at Cost	47,113	5,848,761	71,064	296,940
Foreign Currency, at Cost	87	1,200	—	1
Investments in Securities of Unaffiliated Issuers, at Value(1)	36,966	6,924,279	63,102	264,255
Investments in Securities of Affiliated Issuers, at Value	11,736	174,656	9,847	38,481
Total Investments in Securities, at Value(1)	48,702	7,098,935	72,949	302,736
Foreign Currency, at Value	90	1,207	—	1
Cash	21	413	20	47
Receivable for Portfolio Shares Sold	3	5,447	14	109
Dividends Receivable	25	4,622	—	—
Interest Receivable	97	—	395	1,930
Receivable for Investments Sold	80	—	806	1,140
Unrealized Appreciation on Swap Agreements	74	—	246	973
Tax Reclaim Receivable	1	1,068	1	—	@
Receivable for Variation Margin	794	—	17	184
Unrealized Appreciation on Foreign Currency Exchange Contracts	29	—	—	110
Receivable from Affiliates	4	21	8	29
Premium Paid on Open Swap Agreements	—	—	59	—
Other Assets	14	281	14	28
Total Assets	49,934	7,111,994	74,529	307,287
Liabilities:
Collateral on Securities Loaned, at Value	7,104	—	6,525	15,515
Payable for Investments Purchased	1,664	23,247	6,819	21,574
Payable for Portfolio Shares Redeemed	—	16,334	109	401
Payable for Investment Advisory Fees	45	8,192	17	258
Payable for Sub Transfer Agency Fees	8	2,702	24	53
Unrealized Depreciation on Swap Agreements	63	—	455	966
Payable for Administration Fees	3	470	4	18
Payable for Shareholder Servicing Fees — Class P	4	460	— @	1
Bank Overdraft	—	—	—	313
Payable for Professional Fees	24	77	28	50
Payable for Trustees' Fees and Expenses	7	30	4	84
Premium Received on Open Swap Agreements	—	—	105	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	14	—	—	14
Payable for Custodian Fees	7	—	2	14
Payable for Transfer Agent Fees	1	14	1	2
Other Liabilities	20	238	18	67
Total Liabilities	8,964	51,764	14,111	39,330
Net Assets	$40,970	$7,060,230	$60,418	$267,957
Net Assets Consist of:
Paid-in-Capital	$43,047	$5,796,734	$96,514	$743,262
Undistributed (Distributions in Excess of) Net Investment Income	266	(3,611)	758	5,935
Accumulated Net Realized Gain (Loss)	(4,035)	17,052	(38,520)	(487,072)
Unrealized Appreciation (Depreciation) on:
Investments	1,610	1,250,174	1,847	5,696
Investments in Affiliates	(21)	—	38	100
Futures Contracts	74	—	(10)	(67)
Swap Agreements	11	—	(209)	7
Foreign Currency Exchange Contracts	15	—	—	96
Foreign Currency Translations	3	(119)	—	(—	)@
Net Assets	$40,970	$7,060,230	$60,418	$267,957

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Balanced Portfolio (000)	Mid Cap Growth Portfolio (000)	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)
CLASS I:
Net Assets	$21,196	$4,870,199	$60,292	$264,083
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	1,457,781	125,785,817	5,912,953	26,042,890
Net Asset Value, Offering and Redemption Price Per Share	$14.54	$38.72	$10.20	$10.14
CLASS P:
Net Assets	$19,774	$2,190,031	$126	$3,874
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	1,363,871	58,660,088	12,253	381,496
Net Asset Value, Offering and Redemption Price Per Share	$14.50	$37.33	$10.26	$10.15
(1) Including: Securities on Loan, at Value:	$7,630	$—	$8,402	$20,904

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Statements of Assets and Liabilities

	Corporate Bond Portfolio (000)		High Yield Portfolio (000)		Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$49,028		$9,898		$147,491	$20,066
Investments in Securities of Affiliated Issuers, at Cost	9,826		101		7,149	1,128
Total Investments in Securities, at Cost	58,854		9,999		154,640	21,194
Foreign Currency, at Cost	—		—		—	—	@
Investments in Securities of Unaffiliated Issuers, at Value(1)	50,614		10,005		150,345	22,801
Investments in Securities of Affiliated Issuers, at Value	9,904		101		7,169	1,142
Total Investments in Securities, at Value(1)	60,518		10,106		157,514	23,943
Foreign Currency, at Value	—		—		—	—	@
Cash	29		—		19	—
Interest Receivable	607		210		1,019	277
Receivable for Investments Sold	609		418		—	—
Unrealized Appreciation on Swap Agreements	—		—		729	176
Premium Paid on Open Swap Agreements	—		—		170	25
Receivable for Portfolio Shares Sold	65		—		10	—
Receivable for Variation Margin	22		—		6	41
Receivable from Affiliates	25		—	@	24	4
Due from Adviser	—		22		—	11
Tax Reclaim Receivable	—	@	—		—	—
Prepaid Offering Cost	—		108		—	—
Other Assets	59		5		19	6
Total Assets	61,934		10,869		159,510	24,483
Liabilities:
Collateral on Securities Loaned, at Value	9,451		—		—	—
Payable for Investments Purchased	1,189		500		1,254	—
Unrealized Depreciation on Swap Agreements	13		—		1,266	264
Premium Received on Open Swap Agreements	—		—		280	44
Payable for Portfolio Shares Redeemed	48		—		201	—
Payable for Investment Advisory Fees	57		—		117	—
Payable for Offering Cost Fees	—		119		—	—
Payable for Professional Fees	14		12		19	21
Payable for Sub Transfer Agency Fees	12		—		52	—	@
Payable for Administration Fees	4		1		11	2
Payable for Trustees' Fees and Expenses	14		—		4	—
Payable for Custodian Fees	1		2		3	3
Payable for Transfer Agent Fees	2		1		1	1
Payable for Shareholder Servicing Fees — Class P	—	@	—	@	— @	—	@
Payable for Shareholder Servicing Fees — Class H	—	@	—	@	—	—
Payable for Distribution and Shareholder Servicing Fees — Class L	2		—	@	—	—
Other Liabilities	4		1		54	9
Total Liabilities	10,811		636		3,262	344
Net Assets	$51,123		$10,233		$156,248	$24,139
Net Assets Consist of:
Paid-in-Capital	$108,969		$10,000		$412,164	$20,785
Undistributed Net Investment Income	748		99		499	322
Accumulated Net Realized Gain (Loss)	(60,246)		27		(258,775)	358
Unrealized Appreciation (Depreciation) on:
Investments	1,586		107		2,854	2,735
Investments in Affiliates	78		—		20	14
Futures Contracts	1		—		23	13
Swap Agreements	(13)		—		(537)	(88)
Net Assets	$51,123		$10,233		$156,248	$24,139

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Corporate Bond Portfolio (000)	High Yield Portfolio (000)	Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)
CLASS I:
Net Assets	$46,389	$9,927	$156,123	$23,561
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	4,429,096	970,000	20,128,383	2,035,437
Net Asset Value, Offering and Redemption Price Per Share	$10.47	$10.23	$7.76	$11.58
CLASS P:
Net Assets	$626	$102	$125	$578
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	59,820	10,000	16,112	50,000
Net Asset Value, Offering and Redemption Price Per Share	$10.47	$10.23	$7.76	$11.56
CLASS H:
Net Assets	$170	$102	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	16,275	10,000	—	—
Net Asset Value, Redemption Price Per Share	$10.47	$10.23	$—	$—
Maximum Sales Load	3.50%	3.50%	—	—
Maximum Sales Charge	$0.38	$0.37	$—	$—
Maximum Offering Price Per Share	$10.85	$10.60	$—	$—
CLASS L:
Net Assets	$3,938	$102	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	376,372	10,000	—	—
Net Asset Value, Offering and Redemption Price Per Share	$10.46	$10.23	$—	$—
(1) Including: Securities on Loan, at Value:	$9,206	$—	$—	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2012

	Balanced Portfolio (000)	Mid Cap Growth Portfolio (000)	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$239	$23,892	$—	$—
Interest from Securities of Unaffiliated Issuers	298	— @	1,109	6,879
Dividends from Securities of Affiliated Issuers	5	108	2	9
Interest from Securities of Affiliated Issuers	6	—	10	77
Income from Securities Loaned — Net	8	—	4	12
Less: Foreign Taxes Withheld	—	(568)	(— )@	—
Total Investment Income	556	23,432	1,125	6,977
Expenses:
Investment Advisory Fees (Note B)	96	16,573	117	542
Sub Transfer Agency Fees	7	3,133	23	60
Shareholder Servicing Fees — Class P (Note D)	23	2,927	— @	5
Administration Fees (Note C)	17	2,652	25	116
Custodian Fees (Note F)	41	289	15	44
Shareholder Reporting Fees	11	327	12	15
Professional Fees	31	28	32	41
Registration Fees	9	100	12	9
Trustees' Fees and Expenses	1	104	1	4
Transfer Agency Fees (Note E)	9	71	3	12
Pricing Fees	29	4	15	24
Other Expenses	1	75	3	—
Total Expenses	275	26,283	258	872
Voluntary Waiver of Investment Advisory Fees (Note B)	—	—	(101)	—
Rebate from Morgan Stanley Affiliate (Note G-2)	(4)	(148)	(3)	(11)
Net Expenses	271	26,135	154	861
Net Investment Income (Loss)	285	(2,703)	971	6,116
Realized Gain (Loss):
Investments Sold	1,155	50,214	981	(3,476)
Investments in Affiliates	11	—	24	179
Foreign Currency Exchange Contracts	97	—	—	206
Foreign Currency Transactions	3	(3)	—	974
Futures Contracts	1,247	—	(74)	320
Swap Agreements	(204)	—	—	(575)
Net Realized Gain (Loss)	2,309	50,211	931	(2,372)
Change in Unrealized Appreciation (Depreciation):
Investments	4,024	1,212,241	(94)	8,257
Investments in Affiliates	98	—	5	121
Foreign Currency Exchange Contracts	(113)	—	—	84
Foreign Currency Translations	9	(115)	—	(1)
Futures Contracts	146	—	61	(1)
Swap Agreements	36	—	(3)	476
Net Change in Unrealized Appreciation (Depreciation)	4,200	1,212,126	(31)	8,936
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	6,509	1,262,337	900	6,564
Net Increase in Net Assets Resulting from Operations	$6,794	$1,259,634	$1,871	$12,680

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2012

	Corporate Bond Portfolio (000)	High Yield Portfolio* (000)		Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$1,385	$110		$2,077	$543
Interest from Securities of Affiliated Issuers	31	—		46	8
Income from Securities Loaned — Net	5	—		—	—
Dividends from Securities of Affiliated Issuers	1	—	@	2	— @
Less: Foreign Taxes Withheld	(— )@	—		(1)	(— )@
Total Investment Income	1,422	110		2,124	551
Expenses:
Investment Advisory Fees (Note B)	120	9		241	45
Administration Fees (Note C)	26	1		64	10
Professional Fees	28	12		27	26
Sub Transfer Agency Fees	10	—		48	1
Custodian Fees (Note F)	17	2		14	11
Pricing Fees	15	1		11	13
Shareholder Reporting Fees	8	—	@	31	— @
Registration Fees	11	—		10	15
Transfer Agency Fees (Note E)	8	2		4	3
Offering Costs	—	15		—	—
Shareholder Servicing Fees — Class P (Note D)	1	—	@	— @	1
Shareholder Servicing Fees — Class H (Note D)	— @	—	@	—	—
Distribution and Shareholder Servicing Fees — Class L (Note D)	10	—	@	—	—
Trustees' Fees and Expenses	1	—		2	— @
Other Expenses	1	—		2	2
Total Expenses	256	42		454	127
Voluntary Waiver of Shareholder Servicing Fees — Class P (Note D)	(— )@	—		—	—
Voluntary Waiver of Investment Advisory Fees (Note B)	—	(9)		—	(45)
Expenses Reimbursed by Advisor (Note B)	—	(22)		—	(21)
Rebate from Morgan Stanley Affiliate (Note G-2)	(2)	(—	)@	(2)	(— )@
Net Expenses	254	11		452	61
Net Investment Income	1,168	99		1,672	490
Realized Gain (Loss):
Investments Sold	2,387	27		(46)	551
Investments in Affiliates	153	—		46	—
Foreign Currency Exchange Contracts	—	—		—	(4)
Foreign Currency Transactions	—	—		—	(— )@
Futures Contracts	(85)	—		(110)	15
Swap Agreements	—	—		—	(41)
Net Realized Gain (Loss)	2,455	27		(110)	521
Change in Unrealized Appreciation (Depreciation):
Investments	(975)	107		1,320	(834)
Investments in Affiliates	(97)	—		(16)	15
Foreign Currency Exchange Contracts	—	—		—	4
Foreign Currency Translations	—	—		—	1
Futures Contracts	80	—		40	(11)
Swap Agreements	(13)	—		(9)	29
Net Change in Unrealized Appreciation (Depreciation)	(1,005)	107		1,335	(796)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	1,450	134		1,225	(275)
Net Increase in Net Assets Resulting from Operations	$2,618	$233		$2,897	$215

@  Amount is less than $500.

*  Commencement of Operations February 7, 2012.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Statements of Changes in Net Assets

	Balanced Portfolio		Mid Cap Growth Portfolio
	Six Months Ended March 31, 2012 (unaudited) (000)	Year Ended September 30, 2011 (000)	Six Months Ended March 31, 2012 (unaudited) (000)	Year Ended September 30, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$285	$589	$(2,703)	$(2,342)
Net Realized Gain	2,309	4,315	50,211	658,813
Net Change in Unrealized Appreciation (Depreciation)	4,200	(4,228)	1,212,126	(763,740)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,794	676	1,259,634	(107,269)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(221)	(410)	—	(9,653)
Net Realized Gain	—	—	(211,942)	—
Investment Class:
Net Investment Income	—	(41)*	—	—
Class P:
Net Investment Income	(126)	(234)	—	(2,780)
Net Realized Gain	—	—	(135,932)	—
Total Distributions	(347)	(685)	(347,874)	(12,433)
Capital Share Transactions:(1)
Class I:
Subscribed	313	1,198	607,585	1,490,614
Distributions Reinvested	221	406	199,699	8,865
Conversion from Investment Class	—	5,798	—	—
Redeemed	(8,231)	(4,609)	(360,937)	(614,738)
Investment Class:
Subscribed	—	168 *	—	—
Distributions Reinvested	—	41 *	—	—
Conversion to Class I	—	(5,798)	—	—
Redeemed	—	(73)*	—	—
Class P:
Subscribed	794	1,375	142,678	1,017,179
Distributions Reinvested	126	234	110,582	2,751
Redeemed	(749)	(1,852)	(943,673)	(869,991)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,526)	(3,112)	(244,066)	1,034,680
Total Increase (Decrease) in Net Assets	(1,079)	(3,121)	667,694	914,978
Net Assets:
Beginning of Period	42,049	45,170	6,392,536	5,477,558
End of Period	$40,970	$42,049	$7,060,230	$6,392,536
Undistributed (Distribution in Excess of) Net Investment Income Included in End of Period Net Assets	$266	$328	$(3,611)	$(908)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	23	92	16,956	38,900
Shares Issued on Distributions Reinvested	17	30	6,154	238
Conversion from Investment Class	—	432	—	—
Shares Redeemed	(597)	(348)	(10,157)	(16,008)
Net Increase (Decrease) in Class I Shares Outstanding	(557)	206	12,953	23,130
Investment Class:
Shares Subscribed	—	13 *	—	—
Shares Issued on Distributions Reinvested	—	3 *	—	—
Conversion to Class I	—	(433)	—	—
Shares Redeemed	—	(5)*	—	—
Net Decrease in Investment Class Shares Outstanding	—	(422)	—	—
Class P:
Shares Subscribed	57	104	4,126	27,862
Shares Issued on Distributions Reinvested	10	18	3,531	76
Shares Redeemed	(55)	(141)	(28,723)	(24,055)
Net Increase (Decrease) in Class P Shares Outstanding	12	(19)	(21,066)	3,883

*  For the period October 1, 2010 through March 22, 2011.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Statements of Changes in Net Assets

	Core Fixed Income Portfolio		Core Plus Fixed Income Portfolio
	Six Months Ended March 31, 2012 (unaudited) (000)	Year Ended September 30, 2011 (000)	Six Months Ended March 31, 2012 (unaudited) (000)	Year Ended September 30, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$971	$2,374	$6,116	$14,267
Net Realized Gain (Loss)	931	1,877	(2,372)	20,947
Net Change in Unrealized Appreciation (Depreciation)	(31)	(1,423)	8,936	(23,167)
Net Increase in Net Assets Resulting from Operations	1,871	2,828	12,680	12,047
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,188)	(2,131)	(6,502)	(15,254)
Investment Class:
Net Investment Income	—	—	—	(898)*
Class P:
Net Investment Income	(1)	(4)	(94)	(206)
Total Distributions	(1,189)	(2,135)	(6,596)	(16,358)
Capital Share Transactions:(1)
Class I:
Subscribed	816	2,966	16,481	42,742
Distributions Reinvested	1,188	2,131	6,481	15,228
Conversion from Investment Class	—	—	—	94
Redeemed	(6,259)	(17,577)	(60,108)	(193,906)
Investment Class:
Conversion to Class I	—	—	—	(94)
Redeemed	—	—	—	(92,182)*
Class P:
Subscribed	90	6	409	1,120
Distributions Reinvested	1	4	94	206
Redeemed	(10)	(173)	(1,364)	(2,394)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,174)	(12,643)	(38,007)	(229,186)
Total Decrease in Net Assets	(3,492)	(11,950)	(31,923)	(233,497)
Net Assets:
Beginning of Period	63,910	75,860	299,880	533,377
End of Period	$60,418	$63,910	$267,957	$299,880
Undistributed Net Investment Income Included in End of Period Net Assets	$758	$976	$5,935	$6,415
(1) Capital Share Transactions:
Class I:
Shares Subscribed	81	302	1,652	4,346
Shares Issued on Distributions Reinvested	119	217	661	1,559
Conversion from Investment Class	—	—	—	10
Shares Redeemed	(621)	(1,778)	(6,019)	(19,801)
Net Decrease in Class I Shares Outstanding	(421)	(1,259)	(3,706)	(13,886)
Investment Class:
Conversion to Class I	—	—	—	(9)
Shares Redeemed	—	—	—	(9,331)*
Net Decrease in Investment Class Shares Outstanding	—	—	—	(9,340)
Class P:
Shares Subscribed	9	1	41	114
Shares Issued on Distributions Reinvested	— @@	— @@	9	21
Shares Redeemed	(1)	(18)	(137)	(242)
Net Increase (Decrease) in Class P Shares Outstanding	8	(17)	(87)	(107)

*  For the period October 1, 2010 through March 14, 2011.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Statements of Changes in Net Assets

	Corporate Bond Portfolio		High Yield Portfolio
	Six Months Ended March 31, 2012 (unaudited) (000)	Year Ended September 30, 2011 (000)	Period from February 7, 2012^ to March 31, 2012 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,168	$2,508	$99
Net Realized Gain	2,455	2,094	27
Net Change in Unrealized Appreciation (Depreciation)	(1,005)	(1,640)	107
Net Increase in Net Assets Resulting from Operations	2,618	2,962	233
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,252)	(2,195)	—
Class P:
Net Investment Income	(8)	(14)	—
Class H:
Net Investment Income	(5)	(5)	—
Class L:
Net Investment Income	(71)	(119)	—
Total Distributions	(1,336)	(2,333)	—
Capital Share Transactions:(1)
Class I:
Subscribed	928	4,447	9,700
Distributions Reinvested	1,251	2,100	—
Redeemed	(19,400)	(24,083)	—
Class P:
Subscribed	281	10	100
Distributions Reinvested	8	14	—
Redeemed	(79)	(207)	—
Class H:
Subscribed	—	301	100
Distributions Reinvested	4	2	—
Redeemed	(308)	(1)	—
Class L:
Subscribed	19	266	100
Distributions Reinvested	71	115	—
Redeemed	(305)	(1,827)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(17,530)	(18,863)	10,000
Total Increase (Decrease) in Net Assets	(16,248)	(18,234)	10,233
Net Assets:
Beginning of Period	67,371	85,605	—
End of Period	$51,123	$67,371	$10,233
Undistributed Net Investment Income Included in End of Period Net Assets	$748	$916	$99

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Statements of Changes in Net Assets (cont'd)

	Corporate Bond Portfolio		High Yield Portfolio
	Six Months Ended March 31, 2012 (unaudited) (000)	Year Ended September 30, 2011 (000)	Period from February 7, 2012^ to March 31, 2012 (unaudited) (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	90	443	970
Shares Issued on Distributions Reinvested	123	210	—
Shares Redeemed	(1,858)	(2,383)	—
Net Increase (Decrease) in Class I Shares Outstanding	(1,645)	(1,730)	970
Class P:
Shares Subscribed	27	1	10
Shares Issued on Distributions Reinvested	1	1	—
Shares Redeemed	(8)	(20)	—
Net Increase (Decrease) in Class P Shares Outstanding	20	(18)	10
Class H:
Shares Subscribed	—	29	10
Shares Issued on Distributions Reinvested	— @@	— @@	—
Shares Redeemed	(30)	(— )@@	—
Net Increase (Decrease) in Class H Shares Outstanding	(30)	29	10
Class L:
Shares Subscribed	1	27	10
Shares Issued on Distributions Reinvested	7	12	—
Shares Redeemed	(29)	(183)	—
Net Increase (Decrease) in Class L Shares Outstanding	(21)	(144)	10

^  Commencement of Operations.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Statements of Changes in Net Assets

	Limited Duration Portfolio		Long Duration Fixed Income Portfolio
	Six Months Ended March 31, 2012 (unaudited) (000)	Year Ended September 30, 2011 (000)	Six Months Ended March 31, 2012 (unaudited) (000)	Year Ended September 30, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,672	$3,987	$490	$1,179
Net Realized Gain (Loss)	(110)	(157)	521	450
Net Change in Unrealized Appreciation (Depreciation)	1,335	(2,438)	(796)	226
Net Increase in Net Assets Resulting from Operations	2,897	1,392	215	1,855
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,993)	(3,268)	(494)	(1,088)
Net Realized Gain	—	—	(364)	(1,496)
Class P:
Net Investment Income	(2)	(2)	(12)	(22)
Net Realized Gain	—	—	(9)	(27)
Total Distributions	(1,995)	(3,270)	(879)	(2,633)
Capital Share Transactions:(1)
Class I:
Subscribed	4,597	11,161	791	221
Distributions Reinvested	1,992	3,267	2	236
Redeemed	(19,178)	(53,349)	(244)	(8,365)
Class P:
Subscribed	40	250	—	—
Distributions Reinvested	2	2	—	—
Redeemed	(112)	(108)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,659)	(38,777)	549	(7,908)
Total Decrease in Net Assets	(11,757)	(40,655)	(115)	(8,686)
Net Assets:
Beginning of Period	168,005	208,660	24,254	32,940
End of Period	$156,248	$168,005	$24,139	$24,254
Undistributed Net Investment Income Included in End of Period Net Assets	$499	$822	$322	$338
(1) Capital Share Transactions:
Class I:
Shares Subscribed	594	1,439	67	19
Shares Issued on Distributions Reinvested	259	421	— @@	23
Shares Redeemed	(2,488)	(6,875)	(21)	(811)
Net Increase (Decrease) in Class I Shares Outstanding	(1,635)	(5,015)	46	(769)
Class P:
Shares Subscribed	5	32	—	—
Shares Issued on Distributions Reinvested	— @@	— @@	—	—
Shares Redeemed	(14)	(14)	—	—
Net Increase (Decrease) in Class P Shares Outstanding	(9)	18	—	—

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Balanced Portfolio

	Class I
	Six Months Ended March 31, 2012		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$12.50		$12.55		$11.66		$11.87		$14.69	$12.63
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.18		0.21		0.16		0.38	0.32
Net Realized and Unrealized Gain (Loss)	2.05		(0.02)		0.91		0.17		(2.84)	2.00
Total from Investment Operations	2.15		0.16		1.12		0.33		(2.46)	2.32
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.21)		(0.23)		(0.54)		(0.36)	(0.26)
Redemption Fees	—		—		—		0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$14.54		$12.50		$12.55		$11.66		$11.87	$14.69
Total Return++	17.32	%#	1.07%		9.77%		3.45	%**	(17.02)%	18.57%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,196		$25,192		$22,706		$45,567		$40,799	$310,886
Ratio of Expenses to Average Net Assets (1)	1.16	%*+††	1.30	%+††	0.89	%+††	0.67	%+	0.57%+	0.61	%+
Ratio of Net Investment Income to Average Net Assets (1)	1.44	%*+††	1.35	%+††	1.73	%+††	1.56	%+	2.66%+	2.35	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*	0.01%		0.01%		0.04%		0.05%	0.00	%§
Portfolio Turnover Rate	58	%#	164%		176%		171%		148%	60%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		N/A		0.58%+	N/A
Net Investment Income to Average Net Assets	N/A		N/A		N/A		N/A		2.65%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

**  Performance was positively impacted by approximately 0.79% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.66%.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Balanced Portfolio

	Class P
	Six Months Ended March 31, 2012		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$12.47		$12.52		$11.63		$11.84		$14.66	$12.61
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.15		0.18		0.13		0.32	0.29
Net Realized and Unrealized Gain (Loss)	2.04		(0.03)		0.91		0.17		(2.81)	1.98
Total from Investment Operations	2.12		0.12		1.09		0.30		(2.49)	2.27
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.17)		(0.20)		(0.51)		(0.33)	(0.22)
Redemption Fees	—		—		—		0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$14.50		$12.47		$12.52		$11.63		$11.84	$14.66
Total Return++	17.13	%#	0.83%		9.52%		3.15	%**	(17.26)%	18.23%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,774		$16,857		$17,169		$18,290		$32,398	$31,183
Ratio of Expenses to Average Net Assets (1)	1.41	%*+††	1.55	%+††	1.14	%+††	1.03	%+	0.90%+	0.87	%+
Ratio of Net Investment Income to Average Net Assets (1)	1.19	%*+††	1.10	%+††	1.48	%+††	1.27	%+	2.35%+	2.11	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*	0.01%		0.01%		0.04%		0.06%	0.00	%§
Portfolio Turnover Rate	58	%#	164%		176%		171%		148%	60%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		1.08	%+	0.91%+	N/A
Net Investment Income to Average Net Assets	N/A		N/A		N/A		1.22	%+	2.34%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

**  Performance was positively impacted by approximately 0.80% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 2.35%.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended March 31, 2012		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$33.65		$33.58		$26.96		$23.99		$33.68		$25.21
Income (Loss) from Investment Operations:
Net Investment Income†	0.00	‡	0.03		0.11		0.03		0.05	^^	0.17
Net Realized and Unrealized Gain (Loss)	6.90		0.14		6.52		2.94		(9.58)		8.42
Total from Investment Operations	6.90		0.17		6.63		2.97		(9.53)		8.59
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)		(0.01)		—		(0.16)		(0.12)
Net Realized Gain	(1.83)		—		—		—		—		—
Total Distributions	(1.83)		(0.10)		(0.01)		—		(0.16)		(0.12)
Redemption Fees	—		—		—		0.00	‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$38.72		$33.65		$33.58		$26.96		$23.99		$33.68
Total Return++	21.55	%#	0.47%		24.58%		12.38	%**	(28.42	)%^^	34.24%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,870,199		$3,797,139		$3,012,006		$2,005,809		$1,609,506		$1,647,326
Ratio of Expenses to Average Net Assets	0.70	%*+††	0.69	%+††	0.68	%+††	0.69	%+	0.63	%+	0.63	%+
Ratio of Net Investment Income to Average Net Assets	0.01	%*+††	0.07	%+††	0.38	%+††	0.16	%+	0.17	%+	0.57	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%		0.01%		0.01%		0.00	%§	0.00	%§
Portfolio Turnover Rate	9	%#	35%		23%		27%		37%		64%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

^^  During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on total returns for Class I.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

**  Performance was positively impacted by approximately 0.04% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 12.34%.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Mid Cap Growth Portfolio

	Class P
	Six Months Ended March 31, 2012		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$32.55		$32.51		$26.15		$23.33		$32.78		$24.54
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.04)		(0.07)		0.04		(0.02)		(0.02	)^^	0.09
Net Realized and Unrealized Gain (Loss)	6.65		0.15		6.32		2.84		(9.34)		8.20
Total from Investment Operations	6.61		0.08		6.36		2.82		(9.36)		8.29
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		—		—		(0.09)		(0.05)
Net Realized Gain	(1.83)		—		—		—		—		—
Total Distributions	(1.83)		(0.04)		—		—		(0.09)		(0.05)
Redemption Fees	—		—		—		0.00	‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$37.33		$32.55		$32.51		$26.15		$23.33		$32.78
Total Return++	21.38	%#	0.22%		24.32%		12.04	%**	(28.59	)%^^	33.89%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,190,031		$2,595,397		$2,465,552		$1,567,302		$1,236,945		$1,520,096
Ratio of Expenses to Average Net Assets (1)	0.95	%*+††	0.94	%+††	0.93	%+††	0.96	%+	0.88	%+	0.88	%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.24	)%*+††	(0.18	)%+††	0.13	%+††	(0.11	)%+	(0.07	)%+	0.31	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%		0.01%		0.01%		0.00	%§	0.00	%§
Portfolio Turnover Rate	9	%#	35%		23%		27%		37%		64%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		N/A		0.89	%+	N/A
Net Investment Loss to Average Net Assets	N/A		N/A		N/A		N/A		(0.08	)%+	N/A

†  Per share amount is based on average shares outstanding.

^^  During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on total returns for Class P.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

**  Performance was positively impacted by approximately 0.04% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 12.00%.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Core Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2012		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$10.08		$9.96		$9.49		$9.18		$10.77	$10.80
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.34		0.34		0.34		0.53	0.52
Net Realized and Unrealized Gain (Loss)	0.15		0.08		0.45		0.57		(1.60)	(0.02)
Total from Investment Operations	0.31		0.42		0.79		0.91		(1.07)	0.50
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.30)		(0.32)		(0.60)		(0.52)	(0.53)
Redemption Fees	—		—		—		0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$10.20		$10.08		$9.96		$9.49		$9.18	$10.77
Total Return++	3.12	%#	4.34%		8.57%		10.41%		(10.40)%	4.76%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$60,292		$63,866		$75,651		$93,768		$186,305	$308,111
Ratio of Expenses to Average Net Assets (1)	0.49	%*+††	0.50	%+††	0.50	%+††	0.50	%+	0.49%+	0.49	%+
Ratio of Net Investment Income to Average Net Assets (1)	3.13	%*+††	3.43	%+††	3.58	%+††	3.73	%+	5.11%+	4.83	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00	%§	0.01%		0.01%	0.01%
Portfolio Turnover Rate	102	%#	234%		261%		437%		306%	107%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.83	%*††	0.99	%††	0.67	%+††	0.61	%+	0.53%+	0.54	%+
Net Investment Income to Average Net Assets	2.79	%*††	2.94	%††	3.41	%+††	3.62	%+	5.07%+	4.78	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Core Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2012		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$10.14		$10.01		$9.53		$9.12		$10.71	$10.74
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.31		0.32		0.31		0.50	0.49
Net Realized and Unrealized Gain (Loss)	0.15		0.09		0.46		0.58		(1.60)	(0.02)
Total from Investment Operations	0.30		0.40		0.78		0.89		(1.10)	0.47
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.27)		(0.30)		(0.48)		(0.49)	(0.50)
Redemption Fees	—		—		—		0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$10.26		$10.14		$10.01		$9.53		$9.12	$10.71
Total Return++	2.97	%#	4.11%		8.47%		10.10%		(10.68)%	4.53%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$126		$44		$209		$214		$487	$11,805
Ratio of Expenses to Average Net Assets (1)	0.74	%*+††	0.75	%+††	0.75	%+††	0.75	%+	0.74%+	0.74	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.88	%*+††	3.18	%+††	3.33	%+††	3.48	%+	4.87%+	4.58	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00	%§	0.01%		0.01%	0.01%
Portfolio Turnover Rate	102	%#	234%		261%		437%		306%	107%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.08	%*††	1.24	%††	0.92	%+††	0.86	%+	0.78%+	0.79	%+
Net Investment Income to Average Net Assets	2.54	%*††	2.69	%††	3.16	%+††	3.37	%+	4.84%+	4.54	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2012		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$9.92		$9.96		$9.41		$9.41		$11.40	$11.52
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.38		0.34		0.41		0.66	0.58
Net Realized and Unrealized Gain (Loss)	0.23		(0.02)		0.57		0.27		(2.10)	(0.05)
Total from Investment Operations	0.44		0.36		0.91		0.68		(1.44)	0.53
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.40)		(0.36)		(0.68)		(0.55)	(0.65)
Redemption Fees	—		—		—		0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$10.14		$9.92		$9.96		$9.41		$9.41	$11.40
Total Return++	4.52	%#	3.74%		10.02%		7.56%		(13.07)%	4.77%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$264,083		$295,226		$434,657		$797,788		$1,210,286	$2,367,043
Ratio of Expenses to Average Net Assets (1)	0.59	%*+††	0.66	%+††	0.51	%+††	0.49	%+	0.45%+	0.44	%+
Ratio of Net Investment Income to Average Net Assets (1)	4.24	%*+††	3.88	%+††	3.53	%+††	4.56	%+	6.13%+	5.10	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.01%		0.00	%§	0.01%	0.00	%§
Portfolio Turnover Rate	85	%#	225%		270%		402%		320%	139%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		0.50	%+	0.45%+	N/A
Net Investment Income to Average Net Assets	N/A		N/A		N/A		4.55	%+	6.13%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Core Plus Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2012		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$9.94		$9.97		$9.40		$9.40		$11.38	$11.50
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.36		0.31		0.41		0.63	0.55
Net Realized and Unrealized Gain (Loss)	0.22		(0.02)		0.57		0.24		(2.09)	(0.05)
Total from Investment Operations	0.42		0.34		0.88		0.65		(1.46)	0.50
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.37)		(0.31)		(0.65)		(0.52)	(0.62)
Redemption Fees	—		—		—		0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$10.15		$9.94		$9.97		$9.40		$9.40	$11.38
Total Return++	4.27	%#	3.57%		9.73%		7.26%		(13.23)%	4.42%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,874		$4,654		$5,732		$6,442		$97,823	$137,733
Ratio of Expenses to Average Net Assets (1)	0.84	%*+††	0.91	%+††	0.76	%+††	0.73	%+	0.70%+	0.69	%+
Ratio of Net Investment Income to Average Net Assets (1)	3.99	%*+††	3.63	%+††	3.28	%+††	4.56	%+	5.87%+	4.84	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.01%		0.00	%§	0.01%	0.00	%§
Portfolio Turnover Rate	85	%#	225%		270%		402%		320%	139%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		N/A		0.70%+	N/A
Net Investment Income to Average Net Assets	N/A		N/A		N/A		N/A		5.87%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 31, 2012		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$10.27		$10.17		$9.75		$9.61	$11.15	$11.22
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.33		0.33		0.31	0.55	0.52
Net Realized and Unrealized Gain (Loss)	0.22		0.07		0.49		0.38	(1.57)	0.01
Total from Investment Operations	0.41		0.40		0.82		0.69	(1.02)	0.53
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.30)		(0.40)		(0.55)	(0.52)	(0.60)
Redemption Fees	—		—		—		0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$10.47		$10.27		$10.17		$9.75	$9.61	$11.15
Total Return++	4.06	%#	4.05%		8.65%		7.46%	(9.37)%	4.82%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,389		$62,410		$79,337		$140,890	$316,894	$519,504
Ratio of Expenses to Average Net Assets	0.76	%*+††	0.80	%+††	0.76	%+††	0.56%+	0.52%+	0.50	%+
Ratio of Net Investment Income to Average Net Assets	3.70	%*+††	3.27	%+††	3.36	%+††	3.30%+	5.18%+	4.74	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00	%§	0.01%	0.01%	0.00	%§
Portfolio Turnover Rate	91	%#	224%		277%		545%	325%	124%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Corporate Bond Portfolio

	Class P
	Six Months Ended March 31, 2012		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$10.27		$10.16		$9.74		$9.60		$11.14	$11.21
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.31		0.31		0.30		0.53	0.51
Net Realized and Unrealized Gain (Loss)	0.22		0.08		0.49		0.38		(1.57)	0.00	‡
Total from Investment Operations	0.40		0.39		0.80		0.68		(1.04)	0.51
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.28)		(0.38)		(0.54)		(0.50)	(0.58)
Redemption Fees	—		—		—		0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$10.47		$10.27		$10.16		$9.74		$9.60	$11.14
Total Return++	3.98	%#	3.99%		8.50%		7.44%		(9.60)%	4.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$626		$408		$590		$611		$842	$1,177
Ratio of Expenses to Average Net Assets (1)	0.91	%*+††	0.95	%+††	0.91	%+††	0.69	%+	0.67%+	0.65	%+
Ratio of Net Investment Income to Average Net Assets (1)	3.55	%*+††	3.12	%+††	3.21	%+††	3.19	%+	5.01%+	4.59	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00	%§	0.01%		0.01%	0.00	%§
Portfolio Turnover Rate	91	%#	224%		277%		545%		325%	124%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.01	%*††	1.05	%††	1.01	%+††	0.79	%+	0.77%+	0.75	%+
Net Investment Income to Average Net Assets	3.45	%*††	3.02	%††	3.11	%+††	3.09	%+	4.91%+	4.49	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Corporate Bond Portfolio

	Class H
	Six Months Ended March 31, 2012		Year Ended September 30,						Period from January 2, 2008^ to
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		September 30, 2008
Net Asset Value, Beginning of Period	$10.27		$10.16		$9.74		$9.53		$11.15
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.31		0.31		0.28		0.21
Net Realized and Unrealized Gain (Loss)	0.22		0.07		0.48		0.39		(1.68)
Total from Investment Operations	0.40		0.38		0.79		0.67		(1.47)
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.27)		(0.37)		(0.46)		(0.15)
Redemption Fees	—		—		—		0.00	‡	—
Net Asset Value, End of Period	$10.47		$10.27		$10.16		$9.74		$9.53
Total Return++	3.92	%#	3.89%		8.39%		7.21%		(13.21	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$170		$473		$170		$162		$85
Ratio of Expenses to Average Net Assets	1.01	%*+††	1.05	%+††	1.01	%+††	0.81	%+	2.98	%*+
Ratio of Net Investment Income to Average Net Assets	3.45	%*+††	3.02	%+††	3.11	%+††	2.94	%+	2.71	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00	%§	0.01%		0.01	%*

Portfolio Turnover Rate	91	%#	224%	277%	545%	325	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 31, 2012		Year Ended September 30,						Period from June 16, 2008^ to
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		September 30, 2008
Net Asset Value, Beginning of Period	$10.26		$10.15		$9.74		$9.63		$10.12
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.28		0.28		0.24		0.12
Net Realized and Unrealized Gain (Loss)	0.22		0.08		0.48		0.41		(0.60)
Total from Investment Operations	0.38		0.36		0.76		0.65		(0.48)
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.25)		(0.35)		(0.54)		(0.01)
Redemption Fees	—		—		—		0.00	‡	—
Net Asset Value, End of Period	$10.46		$10.26		$10.15		$9.74		$9.63
Total Return++	3.80	%#	3.51%		8.15%		7.08%		(4.73	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,938		$4,080		$5,508		$5,159		$58
Ratio of Expenses to Average Net Assets	1.26	%*+††	1.30	%+††	1.26	%+††	1.06	%+	1.15	%*+
Ratio of Net Investment Income to Average Net Assets	3.20	%*+††	2.77	%+††	2.86	%+††	2.58	%+	4.34	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00	%§	0.01%		0.01	%*

Portfolio Turnover Rate	91	%#	224%	277%	545%	325	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

High Yield Portfolio

	Class I
Selected Per Share Data and Ratios	Period from February 7, 2012^ to March 31, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.10
Net Realized and Unrealized Gain	0.13
Total from Investment Operations	0.23
Net Asset Value, End of Period	$10.23
Total Return++	2.30	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$9,927
Ratio of Expenses to Average Net Assets (1)	0.73	%*+
Ratio of Net Investment Income to Average Net Assets (1)	6.80	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*
Portfolio Turnover Rate	51	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.85	%*
Net Investment Income to Average Net Assets	4.68	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

High Yield Portfolio

	Class P
Selected Per Share Data and Ratios	Period from February 7, 2012^ to March 31, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.09
Net Realized and Unrealized Gain	0.14
Total from Investment Operations	0.23
Net Asset Value, End of Period	$10.23
Total Return++	2.30	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$102
Ratio of Expenses to Average Net Assets (1)	0.98	%*+
Ratio of Net Investment Income to Average Net Assets (1)	6.55	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*
Portfolio Turnover Rate	51	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.10	%*
Net Investment Income to Average Net Assets	4.43	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

High Yield Portfolio

	Class H
Selected Per Share Data and Ratios	Period from February 7, 2012^ to March 31, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.09
Net Realized and Unrealized Gain	0.14
Total from Investment Operations	0.23
Net Asset Value, End of Period	$10.23
Total Return++	2.30	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$102
Ratio of Expenses to Average Net Assets (1)	0.98	%*+
Ratio of Net Investment Income to Average Net Assets (1)	6.55	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*
Portfolio Turnover Rate	51	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.10	%*
Net Investment Income to Average Net Assets	4.43	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

High Yield Portfolio

	Class L
Selected Per Share Data and Ratios	Period from February 7, 2012^ to March 31, 2012 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.09
Net Realized and Unrealized Gain	0.14
Total from Investment Operations	0.23
Net Asset Value, End of Period	$10.23
Total Return++	2.30	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$102
Ratio of Expenses to Average Net Assets (1)	1.23	%*+
Ratio of Net Investment Income to Average Net Assets (1)	6.30	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*
Portfolio Turnover Rate	51	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.35	%*
Net Investment Income to Average Net Assets	4.18	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Limited Duration Portfolio

	Class I
	Six Months Ended March 31, 2012		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$7.71		$7.79		$7.68		$8.00	$10.24	$10.34
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.16		0.18		0.24	0.49	0.51
Net Realized and Unrealized Gain (Loss)	0.07		(0.10)		0.10		(0.12)	(2.22)	(0.08)
Total from Investment Operations	0.15		0.06		0.28		0.12	(1.73)	0.43
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.14)		(0.16)		(0.44)	(0.51)	(0.53)
Paid-in-Capital	—		—		(0.01)		—	—	—
Total Distributions	(0.10)		(0.14)		(0.17)		(0.44)	(0.51)	(0.53)
Redemption Fees	—		—		—		0.00 ‡	—	0.00 ‡
Net Asset Value, End of Period	$7.76		$7.71		$7.79		$7.68	$8.00	$10.24
Total Return++	1.90	%#	0.71%		3.74%		1.77%	(17.57)%	4.26%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$156,123		$167,811		$208,608		$262,794	$568,156	$1,058,151
Ratio of Expenses to Average Net Assets (1)	0.57	%*+††	0.59	%+††	0.55	%+††	0.45%+	0.43%+	0.45%+
Ratio of Net Investment Income to Average Net Assets (1)	2.07	%*+††	2.12	%+††	2.39	%+††	3.16%+	5.22%+	4.94%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00%§	0.01%	0.00%§
Portfolio Turnover Rate	17	%#	35%		95%		110%	20%	56%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		N/A	0.43%+	N/A
Net Investment Income to Average Net Assets	N/A		N/A		N/A		N/A	5.22%+	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Limited Duration Portfolio

	Class P
	Six Months Ended March 31, 2012		Year Ended September 30,						Period from September 28, 2007^ to
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009	2008	September 30, 2007
Net Asset Value, Beginning of Period	$7.71		$7.79		$7.68		$8.00	$10.24	$10.24
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.15		0.17		0.22	0.47	0.00	‡
Net Realized and Unrealized Gain (Loss)	0.07		(0.12)		0.09		(0.12)	(2.23)	(0.00	)‡
Total from Investment Operations	0.14		0.03		0.26		0.10	(1.76)	0.00	‡
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.11)		(0.15)		(0.42)	(0.48)	—
Paid-in-Capital	—		—		(0.00	)‡	—	—	—
Total Distributions	(0.09)		(0.11)		(0.15)		(0.42)	(0.48)	—
Redemption Fees	—		—		—		0.00 ‡	—	0.00	‡
Net Asset Value, End of Period	$7.76		$7.71		$7.79		$7.68	$8.00	$10.24
Total Return++	1.77	%#	0.45%		3.48%		1.52%	(17.77)%	—
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$125		$194		$52		$169	$294	$1,020
Ratio of Expenses to Average Net Assets	0.82	%*+††	0.84	%+††	0.80	%+††	0.70%+	0.68%+	0.59	%*+
Ratio of Net Investment Income to Average Net Assets	1.82	%*+††	1.87	%+††	2.14	%+††	2.87%+	4.95%+	5.38	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00%§	0.01%	0.06	%*
Portfolio Turnover Rate	17	%#	35%		95%		110%	20%	56	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Long Duration Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2012		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$11.89		$11.73		$11.52		$9.93		$10.33	$10.48
Income (Loss) from Investment Operations:
Net Investment Income†	0.24		0.50		0.55		0.49		0.46	0.49
Net Realized and Unrealized Gain (Loss)	(0.12)		0.66		0.80		1.66		(0.37)	(0.18)
Total from Investment Operations	0.12		1.16		1.35		2.15		0.09	0.31
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.46)		(0.55)		(0.56)		(0.49)	(0.43)
Net Realized Gain	(0.18)		(0.54)		(0.59)		—		—	(0.03)
Total Distributions	(0.43)		(1.00)		(1.14)		(0.56)		(0.49)	(0.46)
Net Asset Value, End of Period	$11.58		$11.89		$11.73		$11.52		$9.93	$10.33
Total Return++	1.00	%#	11.40%		13.09%		22.19%		0.87%	3.06%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,561		$23,660		$32,354		$31,410		$27,438	$25,297
Ratio of Expenses to Average Net Assets (1)	0.50	%*+††	0.50	%+††	0.50	%+††	0.50	%+	0.49%+	0.50%+
Ratio of Net Investment Income to Average Net Assets (1)	4.12	%*+††	4.69	%+††	4.98	%+††	4.68	%+	4.44%+	4.73%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00	%§	0.01%	0.00%§
Portfolio Turnover Rate	18	%#	59%		90%		80%		63%	49%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.05	%*††	1.12	%††	0.79	%+††	0.80	%+	0.75%+	0.94%+
Net Investment Income to Average Net Assets	3.57	%*††	4.07	%††	4.69	%+††	4.38	%+	4.18%+	4.29%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012

Financial Highlights

Long Duration Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2012		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$11.88		$11.72		$11.51		$9.92		$10.32	$10.48
Income (Loss) from Investment Operations:
Net Investment Income†	0.23		0.48		0.51		0.46		0.44	0.46
Net Realized and Unrealized Gain (Loss)	(0.13)		0.65		0.82		1.67		(0.37)	(0.19)
Total from Investment Operations	0.10		1.13		1.33		2.13		0.07	0.27
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.43)		(0.53)		(0.54)		(0.47)	(0.40)
Net Realized Gain	(0.18)		(0.54)		(0.59)		—		—	(0.03)
Total Distributions	(0.42)		(0.97)		(1.12)		(0.54)		(0.47)	(0.43)
Net Asset Value, End of Period	$11.56		$11.88		$11.72		$11.51		$9.92	$10.32
Total Return++	0.79	%#	11.13%		12.81%		21.91%		0.61%	2.72%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$578		$594		$586		$575		$496	$516
Ratio of Expenses to Average Net Assets (1)	0.75	%*+††	0.75	%+††	0.75	%+††	0.75	%+	0.74%+	0.75%+
Ratio of Net Investment Income to Average Net Assets (1)	3.87	%*+††	4.44	%+††	4.73	%+††	4.43	%+	4.18%+	4.48%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00	%§	0.01%	0.00%§
Portfolio Turnover Rate	18	%#	59%		90%		80%		63%	49%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.30	%*††	1.37	%††	1.04	%+††	1.05	%+	1.00%+	1.19%+
Net Investment Income to Average Net Assets	3.32	%*††	3.82	%††	4.44	%+††	4.13	%+	3.92%+	4.04%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The Fund offers up to four different classes of shares for certain Portfolios — Class I shares, Class P shares, Class H shares and Class L shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights, except each class bears different distribution and shareholder service fees as described in Note D.

The Fund has suspended offering shares of the Mid Cap Growth Portfolio to new investors. The Fund will continue to offer shares of the Portfolio to existing shareholders. The Fund may recommence offering shares of the Portfolio to new investors in the future.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Portfolio in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees (the "Trustees") determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Trustees. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

Certain Portfolios' net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Notes to Financial Statements (cont'd)

securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

3.  Derivatives: Certain Portfolios use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of a Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolios to be more volatile than if the Portfolios had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolios' investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that certain Portfolios used during the period and their associated risks:

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Portfolio's initial investment in such contracts.

Swaps: An over the counter ("OTC") swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. A small percentage of swap agreements are cleared through a central clearing house. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Most swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Notes to Financial Statements (cont'd)

When a Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) Broker" on the Statements of Assets and Liabilities. For cash collateral received, a Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements on the Statements of Operations.

Upfront payments received or paid by a Portfolio will be reflected as an asset or liability in the Statements of Assets and Liabilities.

Foreign Currency Exchange Contracts: In connection with their investments in foreign securities, certain Portfolios also entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging a Portfolio's currency risks involves the risk of mismatching a Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolios use derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of each Portfolio's derivative contracts by primary risk exposure as of March 31, 2012.

Primary Risk Exposure	Statements of Assets and Liabilities	Foreign Currency Exchange Contracts (000)	Futures Contracts (000)(a)	Swap Agreements (000)
Balanced Portfolio:
Currency Risk	Receivables	$29	$—	$—
Equity Risk	Receivables	—	91	13
Commodity Risk	Receivables	—	4	—
Interest Rate Risk	Receivables	—	10	61
Total Receivables		$29	$105	$74
Currency Risk	Payables	14	—	—
Equity Risk	Payables	—	28	3
Interest Rate Risk	Payables	—	3	60
Total Payables		$14	$31	$63
Core Fixed Income Portfolio:
Interest Rate Risk	Receivables	$—	$12	$246
Interest Rate Risk	Payables	$—	$22	$455
Core Plus Fixed Income Portfolio:
Currency Risk	Receivables	$110	$—	$—
Interest Rate Risk	Receivables	—	24	973
Total Receivables		$110	$24	$973
Currency Risk	Payables	14	—	—
Interest Rate Risk	Payables	—	91	966
Total Payables		$14	$91	$966
Corporate Bond Portfolio:
Interest Rate Risk	Receivables	$—	$52	$—
Interest Rate Risk	Payables	$—	$51	$13
Limited Duration Portfolio:
Interest Rate Risk	Receivables	$—	$70	$729
Interest Rate Risk	Payables	$—	$47	$1,266
Long Duration Fixed Income Portfolio:
Interest Rate Risk	Receivables	$—	$14	$176
Interest Rate Risk	Payables	$—	$1	$264

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statements of Assets and Liabilities only reflect the current day net variation margin, receivable/payable to brokers.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2012 in accordance with ASC 815.

Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Balanced		Foreign Currency
	Currency Risk	Exchange Contracts	$97
	Equity Risk	Futures Contracts	1,262
	Commodity Risk	Futures Contracts	(8)
	Interest Rate Risk	Futures Contracts	(7)
	Equity Risk	Swap Agreements	(177)
	Interest Rate Risk	Swap Agreements	(27)
Total			$1,140
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Balanced		Foreign Currency
	Currency Risk	Exchange Contracts	$(113)
	Equity Risk	Futures Contracts	118
	Commodity Risk	Futures Contracts	4
	Interest Rate Risk	Futures Contracts	24
	Equity Risk	Swap Agreements	10
	Interest Rate Risk	Swap Agreements	26
Total			$69
Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Core Fixed Income	Interest Rate Risk	Futures Contracts	$(74)
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Core Fixed Income	Interest Rate Risk	Futures Contracts	$61
	Interest Rate Risk	Swap Agreements	(3)
Total			$58
Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Core Plus Fixed Income		Foreign Currency
	Currency Risk	Exchange Contracts	$206
	Interest Rate Risk	Futures Contracts	320
	Interest Rate Risk	Swap Agreements	(575)
Total			$(49)
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Core Plus Fixed Income		Foreign Currency
	Currency Risk	Exchange Contracts	$84
	Interest Rate Risk	Futures Contracts	(1)
	Interest Rate Risk	Swap Agreements	476
Total			$559
Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Corporate Bond	Interest Rate Risk	Futures Contracts	$(85)
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Corporate Bond	Interest Rate Risk	Futures Contracts	$80
	Interest Rate Risk	Swap Agreements	(13)
Total			$67
Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Limited Duration	Interest Rate Risk	Futures Contracts	$(110)
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Limited Duration	Interest Rate Risk	Futures Contracts	$40
	Interest Rate Risk	Swap Agreements	(9)
Total			$31
Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Long Duration Fixed Income		Foreign Currency
	Currency Risk	Exchange Contracts	$(4)
	Interest Rate Risk	Futures Contracts	15
	Interest Rate Risk	Swap Agreements	(41)
Total			$(30)
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Long Duration Fixed Income		Foreign Currency
	Currency Risk	Exchange Contracts	$4
	Interest Rate Risk	Futures Contracts	(11)
	Interest Rate Risk	Swap Agreements	29
Total			$22

For the six months ended March 31, 2012, Balanced and Core Plus Fixed Income Portfolio's average monthly principal amount of foreign currency exchange contracts was approximately $5,993,000 and $14,196,000, average monthly original value of futures contracts was approximately $12,025,000 and $86,207,000, and average monthly notional value of swap agreements was approximately $18,892,000 and $284,485,000, respectively. Core Fixed Income, Corporate Bond, Limited Duration, and Long Duration Fixed Income Portfolio's average monthly original value of futures contracts was approximately $15,066,000, $27,073,000, $43,738,000, and $2,238,000 and average monthly notional value of swap agreements was approximately $3,837,000, $159,000, $11,059,000, and $22,645,000, respectively.

4.  When-Issued/Delayed Delivery Securities: Certain Portfolios purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Notes to Financial Statements (cont'd)

after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

5.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Agreement, paid quarterly, at the annual rates of the average daily net assets indicated below.

Portfolio	Average Daily Net Assets	Advisory Fee
Balanced		0.450%
Mid Cap Growth		0.500
Core Fixed Income		0.375
Core Plus Fixed Income	first $1 billion over $1 billion	0.375 0.300
Corporate Bond		0.375
High Yield		0.600
Limited Duration		0.300
Long Duration Fixed Income		0.375

The Adviser has agreed to reduce its advisory fee and/or reimburse certain Portfolios, if necessary, if such fees would cause the total annual operating expenses of the Portfolios to exceed its expense limitations. In determining the actual amount of fee waiver and/or expense reimbursement for the Portfolios, if any, the Adviser excludes from annual operating expenses certain investment related expenses.

	Expense Limitations
Portfolio	Class I	Class P	Class H	Class L
Core Fixed Income	0.50%	0.75%	—%	—%
High Yield	0.75	1.00	1.00	1.25
Long Duration Fixed Income	0.50	0.75	—	—

The fee waivers and/or expense reimbursements for the Portfolios will continue for at least one year or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate. For the six months ended March 31, 2012, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Adivsory Fees Waived and/or Reimbursed (000)
Core Fixed Income	$101
High Yield	31
Long Duration Fixed Income	66

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund.

Pursuant to a Shareholder Services Plan, each Portfolio may pay the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or intermediaries a service fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares, respectively. The Distributor has agreed to waive 0.10% of the 0.25% shareholder servicing fee it is entitled to receive from the Class P shares' average daily net assets for the Corporate Bond Portfolio.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares. For the six months ended March 31, 2012, the Corporate Bond Portfolio waived less than $500.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statements of Operations.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Notes to Financial Statements (cont'd)

G. Portfolio Investment Activity:

1.  Security Transactions: During the six months ended March 31, 2012, purchases and sales of investment securities, other than long-term U.S. Government securities and short-term investments, were:

Portfolio	Purchases (000)	Sales (000)
Balanced	$5,650	$14,852
Mid Cap Growth	598,673	1,065,979
Core Fixed Income	6,940	13,565
Core Plus Fixed Income	43,369	72,558
Corporate Bond	48,038	31,803
High Yield	13,833	3,961
Limited Duration	19,119	23,893
Long Duration Fixed Income	982	1,167

During the six months ended March 31, 2012, purchases and sales of long-term U.S. government securities were:

Portfolio	Purchases (000)	Sales (000)
Balanced	$16,690	$15,817
Core Fixed Income	54,449	52,354
Core Plus Fixed Income	191,767	192,190
Corporate Bond	7,519	39,180
Limited Duration	8,253	4,929
Long Duration Fixed Income	3,349	3,079

2.  Transactions with Affiliates: The Portfolios invest in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2012 is as follows:

Portfolio	Value September 30, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value March 31, 2012 (000)
Balanced	$3,956	$21,994	$14,684	$3		$11,266
Mid Cap Growth	280,754	615,399	721,497	108		174,656
Core Fixed Income	3,080	24,562	18,119	2		9,523
Core Plus Fixed Income	17,246	128,701	108,607	9		37,340
Corporate Bond	4,141	41,870	37,374	1		8,637
High Yield	—	10,961	10,860	—	@	101
Limited Duration	5,846	28,544	30,376	2		4,014
Long Duration Fixed Income	636	2,342	2,102	—	@	876

@ Amount is less than $500.

Investment Advisory fees paid by the Portfolios are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolios due to its investment in the Liquidity Funds ("Rebate"). For the six months ended March 31, 2012, advisory fees paid were reduced as follows:

Portfolio	Rebate (000)
Balanced	$3
Mid Cap Growth	148
Core Fixed Income	3
Core Plus Fixed Income	11
Corporate Bond	2
High Yield	—	@
Limited Duration	2
Long Duration Fixed Income	—	@

@ Amount is less than $500.

The Balanced Portfolio invests in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio ("Emerging Markets Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the six months ended March 31, 2012, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Emerging Markets Portfolio. The Emerging Markets Portfolio has a cost basis of approximately $120,000 at March 31, 2012.

A summary of the Balanced Portfolio's transactions in shares of the Emerging Markets Portfolio during the six months ended March 31, 2012 is as follows:

Value September 30, 2011 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain/Loss (000)	Dividend Income (000)	Value March 31, 2012 (000)
$93	$2	$—	$—	$2	$108

For the six months ended March 31, 2012, the following Portfolios invested in Citigroup, Inc., and its affiliated broker/dealers which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act.

Portfolio	Value September 30, 2011 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain/Loss (000)	Dividend/ Interest Income (000)	Value March 31, 2012 (000)
Balanced	$451	$114	$300	$11	$6	$362
Core Fixed Income	456	—	161	24	10	324
Core Plus Fixed Income	3,518	—	2,672	179	77	1,141
Corporate Bond	1,047	1,212	1,046	153	31	1,267
Limited Duration	3,413	1,189	1,472	46	46	3,155
Long Duration Fixed Income	251	—	—	—	8	266

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Notes to Financial Statements (cont'd)

During the six months ended March 31, 2012, the following Portfolios incurred brokerage commissions with Citigroup, Inc. and its affiliated broker/dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act:

Portfolio	Broker Commissions (000)
Mid Cap Growth	$2

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Securities Lending: Certain Portfolios lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by the U.S. Treasury and Agency securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolios' Statements of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities and related collateral outstanding at March 31, 2012 were as follows:

Portfolio	Value of Loaned Securities (000)	Value of Collateral Outstanding (000)	Invested Cash Collateral* (000)	Uninvested Cash Collateral (000)	Value of Non-Cash Collateral** (000)
Balanced	$7,630	$7,793	$7,083	$21	$689
Core Fixed Income	8,402	8,639	6,505	20	2,114
Core Plus Fixed Income	20,904	21,488	15,468	47	5,973
Corporate Bond	9,206	9,451	9,422	29	—

*  The Portfolios invest cash collateral received in Repurchase Agreements and the Morgan Stanley Institutional Liquidity Funds as reported in the Portfolios of Investments.

** The Portfolios received non-cash collateral in the form of U.S. Government Agencies and Obligations, which the Portfolios cannot sell or repledge and, accordingly, are not reflected in the Portfolios of Investments.

I. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly except for those of the High Yield Portfolio and the Limited Duration Portfolio which are declared and paid monthly and those of the Mid Cap Growth Portfolio, which are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2011, remains subject to examination by taxing authorities.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

	2011 Distributions Paid From:			2010 Distributions Paid From:
Portfolio	Ordinary Income (000)	Long- term Capital Gain (000)	Paid-In Capital (000)	Ordinary Income (000)	Long- term Capital Gain (000)	Paid-In Capital (000)
Balanced	$685	$—	$—	$918	$—	$—
Mid Cap Growth	8,346	4,087	—	492	—	—
Core Fixed Income	2,135	—	—	2,896	—	—
Core Plus Fixed Income	16,358	—	—	30,975	—	—
Corporate Bond	2,333	—	—	4,183	—	—
Limited Duration	3,270	—	—	5,288	—	161
Long Duration Fixed Income	1,794	839	—	1,544	1,642	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, foreign futures transactions, basis adjustments for swap transactions, net operating losses, distribution redesignations, nondeductible expenses, paydown adjustments and expiration of capital loss carryforwards, resulted in the following reclassifications among the components of net assets at September 30, 2011:

Portfolio	Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-In Capital (000)
Balanced	$71	$3,291	$(3,362)
Mid Cap Growth	2,968	423	(3,391)
Core Fixed Income	209	(158)	(51)
Core Plus Fixed Income	2,598	18,557	(21,155)
Corporate Bond	214	(214)	— @
Limited Duration	118	(107)	(11)
Long Duration Fixed Income	(26)	26	— @

@ Amount is less than $500.

At September 30, 2011, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Undistributed Long-term Capital Gain (000)
Balanced	$446	$—
Mid Cap Growth	—	310,861
Core Fixed Income	976	—
Core Plus Fixed Income	6,494	—
Corporate Bond	917	—
Limited Duration	825	—
Long Duration Fixed Income	338	371

At March 31, 2012, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each of the Portfolios were:

Portfolio	Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
Balanced	$47,113	$2,779	$(1,190)	$1,589
Mid Cap Growth	5,848,761	1,647,763	(397,589)	1,250,174
Core Fixed Income	71,064	2,204	(319)	1,885
Core Plus Fixed Income	296,940	10,412	(4,616)	5,796
Corporate Bond	58,854	1,946	(282)	1,664
High Yield	9,999	165	(58)	107
Limited Duration	154,640	3,045	(171)	2,874
Long Duration Fixed Income	21,194	2,904	(155)	2,749

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At September 30, 2011, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date September 30,
Portfolio	2012 (000)	2013 (000)	2014 (000)	2015 (000)
Balanced	$—	$—	$—	$—
Core Fixed Income	—	—	—	—
Core Plus Fixed Income	—	—	7,135	15,680
Corporate Bond	—	—	—	—
Limited Duration	—	8,019	8,229	7,068

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Notes to Financial Statements (cont'd)

	Expiration Date September 30,
Portfolio	2016 (000)	2017 (000)	2018 (000)	2019 (000)	Total (000)
Balanced	$—	$3,501	$2,441	$—	$5,942
Core Fixed Income	196	35,829	3,319	—	39,344
Core Plus Fixed Income	5,336	254,264	201,462	—	483,877
Corporate Bond	2,526	51,893	8,130	—	62,549
Limited Duration	265	200,864	33,504	—	257,949

During the year ended September 30, 2011, the following Portfolios expired capital loss carryforwards for U.S. Federal income tax purposes as follows:

Portfolio	Expired Capital Loss Carryforwards (000)
Balanced	$3,362
Core Plus Fixed Income	21,148

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2011, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Capital Loss Carryforwards Utilized (000)
Balanced	$1,248
Mid Cap Growth	344,519
Core Fixed Income	1,374
Core Plus Fixed Income	15,782
Corporate Bond	1,604
Limited Duration	234

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 and other ordinary losses incurred after December 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended September 30, 2011, the Portfolios deferred to October 1, 2011 for U.S. Federal Income tax purposes the following losses:

	Post-October
Portfolio	Capital Losses (000)	Currency Losses (000)
Mid Cap Growth	$—	$842
Limited Duration	726	—

J. Other: At March 31, 2012, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Portfolio	Class I	Class P
Balanced	60.5%	96.5%
Mid Cap Growth	43.7	59.5
Core Plus Fixed Income	45.6	45.7

K. Subsequent Events: The Balanced, Core Fixed Income, Core Plus Fixed Income and Limited Duration Portfolios commenced operations on April 30, 2012 with Class H and Class L shares.

The Board of Trustees of the Fund approved a Plan of Liquidation with respect to the Long Duration Fixed Income Portfolio (the "Portfolio"). Pursuant to the Plan of Liquidation, substantially all of the assets of the Portfolio will be liquidated, known liabilities of the Portfolio will be satisfied, the remaining proceeds will be distributed to the Portfolio's shareholders, and all of the issued and outstanding shares of the Portfolio will be redeemed (the "Liquidation"). The Liquidation is expected to occur on or about May 11, 2012.

The Board of Trustees of the Fund approved various changes with respect to the Balanced Portfolio (the "Portfolio"), effective on or about July 16, 2012, including (i) changing the Portfolio's name to Global Strategist Portfolio, (ii) changing the Portfolio's principal investment strategies and (iii) changing the Portfolio's primary benchmark index to the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI).

2012 Semi-Annual Report

March 31, 2012 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

U.S. Privacy Policy (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6, below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6, below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

2012 Semi-Annual Report

March 31, 2012 (unaudited)

U.S. Privacy Policy (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

©2012 Morgan Stanley

2012 Semi-Annual Report

March 31, 2012 (unaudited)

Trustee and Officer Information

Trustees

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-(800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

IFEQFISAN 3/12
IU12-01055P-Y03/12

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2012